UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21475

RBC Funds Trust

(Exact name of registrant as specified in charter)

100 South Fifth Street, Suite 2300

Minneapolis, MN 55402-1240

(Address of principal executive offices) (Zip code)

Lee Thoresen, Esq.

RBC Plaza

60 South Sixth Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 313-1341

Date of fiscal year end: September 30

Date of reporting period: December 31, 2011

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

SCHEDULE OF PORTFOLIO INVESTMENTS	l

RBC SMID Cap Growth Fund

December 31, 2011 (Unaudited)

Shares		Value

Common Stocks — 99.65%
Consumer Discretionary — 14.77%
13,700	Fossil, Inc.*	$1,087,232
17,200	Guess?, Inc.	512,904
48,360	LKQ Corp.*	1,454,669
19,500	Monro Muffler Brake, Inc.	756,405
8,700	Panera Bread Co., Class A*	1,230,615
38,600	Ross Stores, Inc.	1,834,658
30,600	Tractor Supply Co.	2,146,590
17,200	WMS Industries, Inc.*	352,944

		9,376,017

Consumer Staples — 6.83%
17,200	Church & Dwight Co., Inc.	787,072
25,500	Pricesmart, Inc.	1,774,545
8,800	Ralcorp Holdings, Inc.*	752,400
25,500	United Natural Foods, Inc.*	1,020,255

		4,334,272

Energy — 7.09%
12,900	Dril-Quip, Inc.*	849,078
19,100	Gulfport Energy Corp*	562,495
24,480	Oceaneering International, Inc.	1,129,262
14,900	Oil States International, Inc.*	1,137,913
17,800	Unit Corp.*	825,920

		4,504,668

Financials — 5.54%
18,600	Eaton Vance Corp.	439,704
15,600	Federated Investors, Inc., Class B	236,340
13,300	First Cash Financial Services, Inc.*	466,697
28,500	HCC Insurance Holdings, Inc.	783,750
29,300	Raymond James Financial, Inc.	907,128
33,900	Tower Group, Inc.	683,763

		3,517,382

Health Care — 22.13%
47,500	Bruker Corp.*	589,950
27,200	Catalyst Health Solutions, Inc.*	1,414,400
22,200	Cepheid, Inc.*	763,902
17,800	Cerner Corp.*	1,090,250
10,500	Charles River Laboratories International, Inc.*	286,965
8,800	Edwards Lifesciences Corp.*	622,160
11,100	Gen-Probe, Inc.*	656,232
15,800	Henry Schein, Inc.*	1,017,994
12,600	IDEXX Laboratories, Inc.*	969,696
13,300	Integra LifeSciences Holdings Corp.*	410,039
6,600	Laboratory Corp of America Holdings*	567,402

SCHEDULE OF PORTFOLIO INVESTMENTS	l

RBC SMID Cap Growth Fund (cont.)

December 31, 2011 (Unaudited)

Shares		Value

5,900	Mettler-Toledo International, Inc.*	$871,489
11,400	MWI Veterinary Supply, Inc.*	757,416
18,300	NuVasive, Inc.*	230,397
24,500	PAREXEL International Corp.*	508,130
9,700	Perrigo Co.	943,810
8,800	Varian Medical Systems, Inc.*	590,744
23,500	Volcano Corp.*	559,065
10,500	Waters Corp.*	777,525
11,100	West Pharmaceutical Services, Inc.	421,245

		14,048,811

Industrials — 18.95%
8,800	Alliant Techsystems, Inc.	503,008
29,300	AMETEK, Inc.	1,233,530
14,120	Donaldson Co., Inc.	961,290
12,980	Expeditors International of Washington, Inc.	531,661
6,800	Flowserve Corp.	675,376
10,140	Huron Consulting Group, Inc.*	392,824
14,500	Jacobs Engineering Group, Inc.*	588,410
13,400	Landstar System, Inc.	642,128
15,500	MSC Industrial Direct Co., Class A	1,109,025
13,190	Roper Industries, Inc.	1,145,815
11,900	Stericycle, Inc.*	927,248
13,100	Teledyne Technologies, Inc.*	718,535
15,400	Towers Watson & Co., Class A	922,922
20,000	Waste Connections, Inc.	662,800
24,800	Woodward Governor Co.	1,015,064

		12,029,636

Information Technology — 18.17%
13,520	ANSYS, Inc.*	774,426
23,710	Autodesk, Inc.*	719,124
12,600	Comtech Telecommunications Corp.	360,612
21,600	Digital River, Inc.*	324,432
12,640	Dolby Laboratories, Inc., Class A*	385,646
9,500	F5 Networks, Inc.*	1,008,140
20,300	Global Payments, Inc.	961,814
18,700	Informatica Corp.*	690,591
8,900	Mantech International Corp., Class A	278,036
21,650	Microchip Technology, Inc.	793,040
22,300	MICROS Systems, Inc.*	1,038,734
23,450	National Instruments Corp.	608,527
15,500	Open Text Corp.*	792,670
21,600	Plexus Corp.*	591,408
28,800	Riverbed Technology, Inc.*	676,800
21,600	Synopsys, Inc.*	587,520
14,500	Ultimate Software Group, Inc.*	944,240

		11,535,760

SCHEDULE OF PORTFOLIO INVESTMENTS	l

RBC SMID Cap Growth Fund (cont.)

December 31, 2011 (Unaudited)

Shares		Value

Materials — 6.17%
19,500	Airgas, Inc.	$1,522,560
18,900	AptarGroup, Inc.	986,013
13,100	Reliance Steel & Aluminum Co.	637,839
12,400	Sigma-Aldrich Corp.	774,504

		3,920,916

Total Common Stocks		63,267,462

(Cost $46,747,279)
Investment Company — 0.41%
262,985	JPMorgan Prime Money Market Fund	262,985

Total Investment Company		262,985

(Cost $262,985)

Total Investments		$63,530,447
(Cost $47,010,264)(a) — 100.06%

Liabilities in excess of other assets — (0.06)%		(38,605)

NET ASSETS — 100.00%		$63,491,842

*	Non-income producing security.
(a)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS	l

RBC Enterprise Fund

December 31, 2011 (Unaudited)

Shares		Value

Common Stocks — 98.47%
Consumer Discretionary — 22.78%
398,878	Benihana, Inc.*	$4,080,522
41,400	Books-A-Million, Inc.	98,946
917,773	Casual Male Retail Group, Inc.*	3,138,784
122,438	Delta Apparel, Inc.*	2,337,341
68,600	Grand Canyon Education, Inc.*	1,094,856
44,630	Mac-Gray Corp.	615,448
250,900	RG Barry Corp.	3,030,872
161,233	Steinway Musical Instruments*	4,037,274
216,700	Universal Electronics, Inc.*	3,655,729

		22,089,772

Energy — 6.22%
26,000	GeoResources, Inc.*	762,060
107,400	Gulfport Energy Corp.*	3,162,930
27,154	OYO Geospace Corp.*	2,099,819

		6,024,809

Financials — 12.56%
205,300	Asta Funding, Inc.	1,638,294
96,100	Boston Private Financial Holdings, Inc.	763,034
91,059	CoBiz Financial, Inc.	525,410
212,900	Compass Diversified Holdings	2,637,831
50,800	Firstcity Financial Corp.*	408,432
56,400	LaSalle Hotel Properties REIT	1,365,444
27,626	Mercantile Bank Corp.*	270,735
84,489	MetroCorp Bancshares, Inc.*	536,505
83,000	National Interstate Corp.	2,047,610
69,174	Northrim BanCorp, Inc.	1,211,237
65,000	Washington Banking Co.	774,150

		12,178,682

Health Care — 7.23%
235,600	BioScrip, Inc.*	1,286,376
85,900	Exactech, Inc.*	1,414,773
60,600	Kensey Nash Corp.*	1,162,914
58,700	Meridian Bioscience, Inc.	1,105,908
103,700	US Physical Therapy, Inc.	2,040,816

		7,010,787

Industrials — 19.95%
93,800	Acacia Research - Acacia Technologies*	3,424,638
263,700	Air Transport Services Group, Inc.*	1,244,664
111,456	Allied Defense Group, Inc. (The)*(a)(b)	601,862
88,800	AZZ, Inc.	4,035,072
228,325	Columbus McKinnon Corp.*	2,897,444
59,900	Ducommun, Inc.	763,725
81,600	Ennis, Inc.	1,087,728

SCHEDULE OF PORTFOLIO INVESTMENTS	l

RBC Enterprise Fund (cont.)

December 31, 2011 (Unaudited)

Shares		Value

62,800	Greenbrier Cos., Inc.*	$1,524,784
13,500	Hurco Cos, Inc.*	283,500
13,500	Marten Transport Ltd.	242,865
52,400	NN, Inc.*	314,400
17,250	Old Dominion Freight Line, Inc.*	699,143
54,900	Orion Marine Group, Inc.*	365,085
376,000	PGT, Inc.*	413,600
61,050	Sun Hydraulics Corp.	1,430,401
105,800	TBS International PLC, Class A*	15,976

		19,344,887

Information Technology — 19.80%
80,982	Aspen Technology, Inc.*	1,405,038
147,674	Computer Task Group, Inc.*	2,079,250
30,000	comScore, Inc.*	636,000
102,200	Interactive Intelligence Group*	2,342,424
99,400	KEYW Holding Corp. (The)*	735,560
62,238	Lionbridge Technologies, Inc.*	142,525
195,900	NIC, Inc.	2,607,429
66,300	Rubicon Technology, Inc.*	622,557
47,400	STEC, Inc.*	407,166
121,251	Tessco Technologies, Inc.	1,675,689
41,800	TNS, Inc.*	740,696
119,000	Tyler Technologies, Inc.*	3,583,090
166,900	Xyratex Ltd.	2,223,108

		19,200,532

Materials — 8.30%
172,116	Intertape Polymer Group, Inc.*	545,608
64,700	Koppers Holdings, Inc.	2,223,092
60,300	Landec Corp.*	332,856
249,900	Omnova Solutions, Inc.*	1,152,039
101,588	Universal Stainless & Alloy*	3,795,328

		8,048,923

SCHEDULE OF PORTFOLIO INVESTMENTS	l

RBC Enterprise Fund (cont.)

December 31, 2011 (Unaudited)

Shares		Value

Utilities —1.63%
55,800	Unitil Corp.	$ 1,583,604

Total Common Stocks		95,481,996

(Cost $77,776,866)
Rights/Warrants — 0.00%
6,203	US Concrete, Inc. Warrants, Expire 8/31/17*(a)(b)(c)	0
6,203	US Concrete, Inc. Warrants, Expire 8/31/17*(a)(b)(c)	0

Total Rights/Warrants		0

(Cost $0)
Exchange Traded Funds — 0.48%
18,800	SPDR KBW Regional Banking	458,908

Total Exchange Traded Funds		458,908

(Cost $373,522)
Investment Company — 1.06%
1,029,480	JPMorgan Prime Money Market Fund	1,029,480

Total Investment Company		1,029,480

(Cost $1,029,480)
Total Investments		$96,970,384

(Cost $79,179,868)(d) — 100.01%

Liabilities in excess of other assets — (0.01)%		(6,532)

NET ASSETS — 100.00%		$96,963,852

*	Non-income producing security.
(a)	Fair valued security under procedures established by the Fund’s Board of Trustees.
(b)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933).

The total investment in restricted and illiquid securities representing $601,862 or 0.62% of net assets was as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	12/31/11 Carrying Value Per Unit
111,456	Allied Defense Group, Inc. (The)	12/21/2007	$667,484	$ 5.40
6,203	U.S. Concrete, Inc., Warrants	09/09/2010	$ —	$—
6,203	U.S. Concrete, Inc., Warrants	09/09/2010	$ —	$—

(c)	Security delisted or issuer in bankruptcy.

SCHEDULE OF PORTFOLIO INVESTMENTS	l

RBC Enterprise Fund (cont.)

December 31, 2011 (Unaudited)

(d)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS	l

RBC Small Cap Core Fund

December 31, 2011 (Unaudited)

Shares		Value

Common Stocks — 95.20%
Consumer Discretionary — 18.82%
28,800	Ascena Retail Group, Inc.*	$855,936
86,219	Benihana, Inc.*	882,020
348,500	Casual Male Retail Group, Inc.*	1,191,870
24,900	Drew Industries, Inc.*	610,797
29,600	Grand Canyon Education, Inc.*	472,416
22,500	Maidenform Brands, Inc.*	411,750
64,123	RG Barry Corp.	774,606
50,900	Sally Beauty Holdings, Inc.*	1,075,517
58,907	Steinway Musical Instruments*	1,475,031
24,075	Steven Madden Ltd.*	830,588
23,000	True Religion Apparel, Inc.*	795,340
69,323	Universal Electronics, Inc.*	1,169,479

		10,545,350

Consumer Staples — 1.19%
22,700	Nash Finch Co.	664,656

Energy — 8.11%
4,200	CARBO Ceramics, Inc.	517,986
11,100	Energen Corp.	555,000
28,500	GeoResources, Inc.*	835,335
29,400	Gulfport Energy Corp*	865,830
7,600	OYO Geospace Corp.*	587,708
28,200	World Fuel Services Corp.	1,183,836

		4,545,695

Financials — 11.15%
34,600	Amerisafe, Inc.*	804,450
54,500	Ares Capital Corp.	842,025
46,327	Asta Funding, Inc.	369,689
96,700	Compass Diversified Holdings	1,198,113
12,625	Delphi Financial Group, Inc., Class A	559,287
48,900	KKR Financial Holdings LLC	426,897
30,500	LaSalle Hotel Properties REIT	738,405
13,600	ProAssurance Corp.	1,085,552
21,500	SeaBright Insurance Holdings, Inc.	164,475
4,072	TriCo Bancshares	57,904

		6,246,797

Health Care — 5.38%
74,900	BioScrip, Inc.*	408,954
23,700	Masimo Corp.*	442,835
17,600	Meridian Bioscience, Inc.	331,584

SCHEDULE OF PORTFOLIO INVESTMENTS	l

RBC Small Cap Core Fund (cont.)

December 31, 2011 (Unaudited)

Shares		Value

26,175	PSS World Medical, Inc.*	$633,173
6,900	Thoratec Corp.*	231,564
25,500	West Pharmaceutical Services, Inc.	967,725

		3,015,835

Industrials — 26.93%
42,914	Acacia Research - Acacia Technologies*	1,566,790
96,800	ACCO Brands Corp.*	934,120
3,500	American Science & Engineering, Inc.	238,385
16,300	Astronics Corp.*	583,703
860	Astronics Corp., Class B*	31,175
18,100	Atlas Air Worldwide Holdings, Inc.*	695,583
32,508	AZZ, Inc.	1,477,164
13,000	Chart Industries, Inc.*	702,910
59,600	Columbus McKinnon Corp.*	756,324
31,000	Ducommun, Inc.	395,250
25,700	EnerSys*	667,429
23,000	Gardner Denver, Inc.	1,772,380
32,300	Greenbrier Cos., Inc.*	784,244
51,600	II-VI, Inc.*	947,376
38,000	Insteel Industries, Inc.	417,620
64,300	Interface, Inc., Class A	742,022
6,400	Knoll, Inc.	95,040
8,700	LB Foster Co., Class A	246,123
65,100	Meritor, Inc.*	346,332
6,100	Old Dominion Freight Line, Inc.*	247,233
25,600	Sun Hydraulics Corp.	599,808
12,100	Wabtec Corp.	846,395

		15,093,406

Information Technology — 14.96%
44,800	Aspen Technology, Inc.*	777,280
28,800	Checkpoint Systems, Inc.*	315,072
28,439	Computer Task Group, Inc.*	400,421
20,800	Interactive Intelligence Group*	476,736
23,900	InterDigital, Inc.	1,041,323
17,000	Measurement Specialties, Inc.*	475,320
56,000	NIC, Inc.	745,360
28,200	Skyworks Solutions, Inc.*	457,404
57,200	STEC, Inc.*	491,348
64,400	Take-Two Interactive Software, Inc.*	872,620
41,800	Tyler Technologies, Inc.*	1,258,598
80,300	Xyratex Ltd.	1,069,596

		8,381,078

Materials — 7.78%
32,400	Koppers Holdings, Inc.	1,113,264

SCHEDULE OF PORTFOLIO INVESTMENTS	l

RBC Small Cap Core Fund (cont.)

December 31, 2011 (Unaudited)

Shares		Value

93,400	Omnova Solutions, Inc.*	$ 430,574
10,700	Rockwood Holdings, Inc.*	421,259
9,400	Schweitzer-Mauduit International, Inc.	624,724
47,391	Universal Stainless & Alloy*	1,770,528

		4,360,349

Utilities — 0.88%
13,400	Unisource Energy Corp.	494,728

Total Common Stocks		53,347,894

(Cost $41,691,629)
Investment Company — 4.56%
2,555,395	JPMorgan Prime Money Market Fund	2,555,395

Total Investment Company		2,555,395

(Cost $2,555,395)

Total Investments		$55,903,289
(Cost $44,247,024)(a) — 99.76%

Other assets in excess of liabilities — 0.24%		132,590

NET ASSETS — 100.00%		$56,035,879

*	Non-income producing security.
(a)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS	l

RBC Microcap Value Fund

December 31, 2011 (Unaudited)

Shares		Value

Common Stocks — 98.08%
Consumer Discretionary — 21.05%
81,000	Adams Golf, Inc.*	$495,720
3,725	Ambassadors International, Inc.*	67
18,000	Ambow Education Holding Ltd. ADR*	126,900
13,500	America’s Car-Mart, Inc.*	528,930
25,000	Arctic Cat, Inc.*	563,750
27,000	Asbury Automotive Group, Inc.*	582,120
64,000	Benihana, Inc.*	654,720
800	Biglari Holdings, Inc.*	294,592
54,000	Bluegreen Corp.*	151,740
5,000	Blyth, Inc.	284,000
46,000	Books-A-Million, Inc.	109,940
15,127	Bowl America, Inc., Class A	189,087
14,000	Brown Shoe Co., Inc.	124,600
47,500	Build-A-Bear Workshop, Inc.*	401,850
44,000	Carriage Services, Inc.	246,400
35,000	Christopher & Banks Corp.	81,900
12,000	Core-Mark Holding Co., Inc.	475,200
24,000	CSS Industries, Inc.	478,080
34,000	Delta Apparel, Inc.*	649,060
82	Digital Generation, Inc.*	977
11,700	Dorman Products, Inc.*	432,081
17,500	Duckwall-ALCO Stores, Inc.*	146,125
15,000	E.W. Scripps Co. (The), Class A*	120,150
23,000	Entercom Communications Corp., Class A*	141,450
28,000	Flexsteel Industries	387,520
36,000	Fred’s, Inc., Class A	524,880
70,000	Golfsmith International Holdings, Inc.*	221,900
58,000	Hastings Entertainment, Inc.*	92,800
10,000	Haverty Furniture Cos., Inc.	109,800
15,000	Helen of Troy Ltd.*	460,500
31,000	Hooker Furniture Corp.	355,570
52,800	Isle of Capri Casinos, Inc.*	246,576
26,800	Jakks Pacific, Inc.	378,148
24,000	Johnson Outdoors, Inc., Class A*	368,400
82,000	Journal Communications, Inc., Class A*	360,800
36,000	Kid Brands, Inc.*	113,760
50,310	Lakeland Industries, Inc.*	465,368
95,270	Lazare Kaplan International, Inc.*	247,702
47,000	La-Z-Boy, Inc.*	559,300
31,000	Lifetime Brands, Inc.	376,340
26,000	Lithia Motors, Inc., Class A	568,360
46,000	Luby’s, Inc.*	207,460
33,000	Mac-Gray Corp.	455,070
33,000	Marcus Corp.	416,130
19,000	MarineMax, Inc.*	123,880

SCHEDULE OF PORTFOLIO INVESTMENTS	l

RBC Microcap Value Fund (cont.)

December 31, 2011 (Unaudited)

Shares		Value

53,000	McCormick & Schmick’s Seafood Restaurants, Inc.*	$463,220
7,500	McRae Industries, Inc., Class A	96,000
26,000	Media General, Inc., Class A*	105,820
13,800	Meritage Homes Corp.*	320,022
21,300	Mestek, Inc.*	220,881
20,000	Modine Manufacturing Co.*	189,200
23,400	Movado Group, Inc.	425,178
10,300	Nobility Homes, Inc.*	53,560
32,000	O’Charleys, Inc.*	175,680
24,000	Officemax, Inc.*	108,960
41,000	Orleans Homebuilders, Inc.*(a)(b)(c)	0
18,350	Perry Ellis International, Inc.*	260,937
135,000	Point.360*	162,000
90,600	Radio One, Inc., Class D*	90,600
56,000	Red Lion Hotels Corp.*	388,080
32,550	Rex Stores Corp.*	719,681
40,000	Rocky Brands, Inc.*	360,800
34,000	Ruby Tuesday, Inc.*	234,600
16,000	Saga Communications, Inc., Class A*	598,080
45,150	Salem Communications Corp., Class A*	116,035
45,000	Shiloh Industries, Inc.*	377,100
30,000	Stage Stores, Inc.	416,700
34,000	Standard Motor Products, Inc.	681,700
33,000	Stein Mart, Inc.*	224,730
25,000	Steinway Musical Instruments*	626,000
80,000	Stewart Enterprises, Inc., Class A	460,800
17,000	Strattec Security Corp.	339,150
3,000	Sturm Ruger & Co, Inc.	100,380
24,000	Superior Industries International, Inc.	396,960
36,000	Systemax, Inc.*	590,760
75,000	Trans World Entertainment Corp.*	189,000
38,000	Tuesday Morning Corp.*	131,100
16,000	Unifi, Inc.*	121,600
30,000	Universal Travel Group*(a)(c)	0
59,000	VOXX International Corp.*	498,550
20,000	Walking Co. Holdings, Inc. (The)	72,000
12,400	Weyco Group, Inc.	304,420

		24,939,987

Consumer Staples — 3.32%
13,600	Andersons, Inc. (The)	593,776
61,000	Central Garden and Pet Co.*	497,760
36,000	Chiquita Brands International, Inc.*	300,240
34,000	Ingles Markets, Inc., Class A	512,040
73,000	ML Macadamia Orchards LP*	187,610
10,000	Nash Finch Co.	292,800
12,000	Oil-Dri Corp. of America	242,880

SCHEDULE OF PORTFOLIO INVESTMENTS	l

RBC Microcap Value Fund (cont.)

December 31, 2011 (Unaudited)

Shares		Value

63,000	Omega Protein Corp.*	$449,190
40,000	Prestige Brands Holdings, Inc.*	450,800
22,000	Spartan Stores, Inc.	407,000

		3,934,096

Energy — 3.25%
27,000	Calumet Specialty Products Partners LP	544,320
31,000	Constellation Energy Partners LLC*	60,760
17,000	Endeavour International Corp.*	147,730
9,000	Global Partners LP	196,830
27,000	Harvest Natural Resources, Inc.*	199,260
17,000	Hornbeck Offshore Services, Inc.*	527,340
34,000	Knightsbridge Tankers Ltd.	464,780
19,000	Natural Gas Services Group, Inc.*	274,740
30,000	Newpark Resources, Inc.*	285,000
11,000	Niska Gas Storage Partners LLC	97,790
30,000	North American Energy Partners, Inc.*	193,200
14,600	PHI, Inc.*	340,326
13,000	PHI, Inc., Non voting*	323,050
25,000	Teekay Tankers, Ltd., Class A	88,000
110,300	Trico Marine Services, Inc.*	3,419
21,000	Tsakos Energy Navigation Ltd.	100,380

		3,846,925

Financials — 21.83%
70,000	21st Century Holding Co.*	207,200
40,000	Affirmative Insurance Holdings, Inc.*	21,600
9,000	Agree Realty Corp. REIT	219,420
28,000	American Equity Investment Life Holding Co.	291,200
75,000	American Independence Corp.*	303,000
23,000	American Safety Insurance Holdings Ltd.*	500,250
34,190	Ameris Bancorp*	351,473
9,000	Apollo Commercial Real Estate Finance, Inc. REIT	118,170
6,000	Arlington Asset Investment Corp., Class A	127,980
68,000	Asta Funding, Inc.	542,640
20,000	Baldwin & Lyons, Inc., Class B	436,000
14,000	Banco Latinoamericano de Comercio Exterior SA	224,700
63,600	Bancorp, Inc.*	459,828
8,228	Banner Corp.	141,110
100,000	Beverly Hills Bancorp, Inc.*	1,700
34,000	California First National Bancorp	546,720
21,000	Camco Financial Corp.*	26,670
5,200	Capital Southwest Corp.	424,060
38,000	Capitol Bancorp Ltd.*	3,420
15,750	Citizens South Banking Corp.	56,227
48,150	Citizens, Inc.*	466,574
133,000	Consumer Portfolio Services*	119,700
18,856	Cowen Group, Inc., Class A*	48,837

SCHEDULE OF PORTFOLIO INVESTMENTS	l

RBC Microcap Value Fund (cont.)

December 31, 2011 (Unaudited)

Shares		Value

35,777	Donegal Group, Inc., Class A	$506,602
8,444	Donegal Group, Inc., Class B	135,104
3,000	Duff & Phelps Corp., Class A	43,500
58,040	Dynex Capital, Inc. REIT	529,905
37,000	Edelman Financial Group, Inc.	243,090
27,000	EMC Insurance Group, Inc.	555,390
20,000	Federal Agricultural Mortgage Corp., Class C	360,400
34,300	First Defiance Financial Corp.	500,437
11,000	First Financial Corp.	366,080
45,400	First Financial Holdings, Inc.	405,422
27,000	First Industrial Realty Trust, Inc. REIT*	276,210
54,000	First Merchants Corp.	457,380
47,200	First Pactrust Bancorp, Inc.	483,800
38,000	First Place Financial Corp.*	19,760
42,000	First State Bancorp*	88
25,000	Firstcity Financial Corp.*	201,000
6,600	Flagstar Bancorp, Inc.*	3,333
2,250	FRMO Corp.*	6,075
45,000	Gladstone Investment Corp.	327,150
50,400	Green Bankshares, Inc.*	63,504
43,000	Guaranty Bancorp*	63,210
52,528	Hercules Technology Growth Capital, Inc.	495,864
38,000	HF Financial Corp.	407,360
6,060	Hudson Valley Holding Corp.	128,587
36,000	Independence Holding Co.	292,680
13,000	Indiana Community Bancorp	190,190
10,000	Infinity Property & Casualty Corp.	567,400
31,000	Intervest Bancshares Corp., Class A*	84,630
8,300	Investors Title Co.	296,891
24,000	Jefferson Bancshares, Inc.*	58,800
24,000	JMP Group, Inc.	171,600
17,000	Kansas City Life Insurance Co.	557,940
7,000	Main Street Capital Corp.	148,680
44,000	Marlin Business Services Corp.	558,800
48,000	MCG Capital Corp.	191,520
61,750	Meadowbrook Insurance Group, Inc.	659,490
53,000	Medallion Financial Corp.	603,140
112,000	MicroFinancial, Inc.	647,360
15,000	Monmouth Real Estate Investment Corp. REIT, Class A	137,250
52,100	MutualFirst Financial, Inc.	371,473
5,300	National Security Group, Inc.	46,375
4,000	National Western Life Insurance Co., Class A	544,640
11,400	Navigators Group, Inc.*	543,552
43,000	NGP Capital Resources Co.	309,170
44,000	Nicholas Financial, Inc.	564,080
13,000	One Liberty Properties, Inc. REIT	214,500
13,000	Onebeacon Insurance Group, Ltd., Class A	200,070
6,000	Oppenheimer Holdings, Inc., Class A	96,600

SCHEDULE OF PORTFOLIO INVESTMENTS	l

RBC Microcap Value Fund (cont.)

December 31, 2011 (Unaudited)

Shares		Value

18,000	Pacific Mercantile Bancorp*	$58,680
8,000	Parkway Properties, Inc. REIT	78,880
29,000	Peoples Bancorp, Inc.	429,490
6,000	Piper Jaffray Cos.*	121,200
37,900	PMC Commercial Trust REIT	264,921
40,000	Presidential Life Corp.	399,600
19,000	Provident Financial Holdings, Inc.	177,460
20,000	Ramco-Gershenson Properties Trust REIT	196,600
59,000	Reis, Inc.*	538,080
23,000	Resource Capital Corp. REIT	129,030
11,000	Safety Insurance Group, Inc.	445,280
42,000	SeaBright Insurance Holdings, Inc.	321,300
109,000	Signature Group Holdings, Inc.*	29,539
14,000	Simmons First National Corp., Class A	380,660
32,000	Southern Community Financial Corp.*	37,440
38,300	Southwest Bancorp, Inc.*	228,268
25,000	Sterling Bancorp NY	216,000
35,600	Sun Bancorp, Inc.*	86,152
46,500	SWS Group, Inc.	319,455
54,000	TierOne Corp.*	108
52,000	Unico American Corp.*	626,600
99,716	United Community Financial Corp.*	126,639
19,000	United Western Bancorp, Inc.*	1,045
29,000	Winthrop Realty Trust REIT	294,930
4,600	Ziegler Cos., Inc. (The)*	78,200

		25,860,118

Health Care — 5.78%
4,000	Air Methods Corp.*	337,800
34,000	Albany Molecular Research, Inc.*	99,620
11,000	American Shared Hospital Services*	30,250
40,000	Angiodynamics, Inc.*	592,400
16,000	Assisted Living Concepts, Inc., Class A	238,240
77,000	BioScrip, Inc.*	420,420
22,000	Cambrex Corp.*	157,960
31,000	Cantel Medical Corp.	865,830
45,000	Capital Senior Living Corp.*	357,300
22,000	Conmed Corp.*	564,740
46,000	Cross Country Healthcare, Inc.*	255,300
40,000	CryoLife, Inc.*	192,000
27,970	Hanger Orthopedic Group, Inc.*	522,759
20,313	IntegraMed America, Inc.*	159,457
20,000	Invacare Corp.	305,800
7,100	Kewaunee Scientific Corp.	57,510
10,362	Kindred Healthcare, Inc.*	121,961
30,000	Lannett Co., Inc.*	132,600
15,000	Medcath Corp.*	109,350

SCHEDULE OF PORTFOLIO INVESTMENTS	l

RBC Microcap Value Fund (cont.)

December 31, 2011 (Unaudited)

Shares		Value

19,000	Mediware Information Systems*	$243,580
41,000	PharMerica Corp.*	622,380
25,000	Symmetry Medical, Inc.*	199,750
13,000	Triple-S Management Corp., Class B*	260,260

		6,847,267

Industrials — 21.31%
45,839	Aceto Corp.	316,289
24,000	Aegean Marine Petroleum Network, Inc.	97,920
3,000	Aegion Corp.*	46,020
21,000	Alamo Group, Inc.	565,530
102,000	Allied Motion Technologies, Inc.	575,280
8,000	Altra Holdings, Inc.*	150,640
8,000	Ampco-Pittsburgh Corp.	154,720
10,000	AMREP Corp.*	65,600
22,000	Baltic Trading Ltd.	104,500
24,000	Beacon Roofing Supply, Inc.*	485,520
17,000	CAI International, Inc.*	262,820
13,800	Cascade Corp.	650,946
30,000	CBIZ, Inc.*	183,300
48,000	Celadon Group, Inc.	566,880
93,525	Cenveo, Inc.*	317,985
2,800	Chicago Rivet & Machine Co.	47,600
16,400	CIRCOR International, Inc.	579,084
12,000	Comfort Systems USA, Inc.	128,640
38,000	Compx International, Inc.	559,740
12,000	Consolidated Graphics, Inc.*	579,360
58,000	Contra Mair Holdings, Inc.*(a)(b)(c)	0
20,000	Dolan Co. (The)*	170,400
24,000	Ducommun, Inc.	306,000
43,000	Eagle Bulk Shipping, Inc.*	40,510
14,700	Eastern Co. (The)	295,470
9,880	Ecology and Environment, Inc., Class A	159,562
23,000	Encore Wire Corp.	595,700
35,000	Ennis, Inc.	466,550
10,000	EnPro Industries, Inc.*	329,800
24,000	Espey Manufacturing & Electronics Corp.	559,440
56,000	Excel Maritime Carriers Ltd.*	81,200
30,000	Federal Signal Corp.*	124,500
10,000	FLY Leasing Ltd. ADR	125,200
69,000	Frozen Food Express Industries*	89,010
20,000	G&K Services, Inc., Class A	582,200
15,000	Genco Shipping & Trading Ltd.*	101,400
25,000	GenCorp, Inc.*	133,000
40,000	Gibraltar Industries, Inc.*	558,400
10,300	GP Strategies Corp.*	138,844
35,000	Griffon Corp.	319,550
25,750	Hardinge, Inc.	207,288

SCHEDULE OF PORTFOLIO INVESTMENTS	l

RBC Microcap Value Fund (cont.)

December 31, 2011 (Unaudited)

Shares		Value

22,000	Hill International, Inc.*	$113,080
23,350	International Shipholding Corp.	436,412
26,000	Jinpan International Ltd.	211,770
6,000	Kadant, Inc.*	135,660
12,000	Key Technology, Inc.*	155,280
33,000	Kforce, Inc.*	406,890
40,000	Kimball International, Inc., Class B	202,800
9,408	Kratos Defense & Security Solutions, Inc.*	56,166
64,000	LECG Corp.*	512
38,000	LS Starrett Co., Class A	488,300
51,750	LSI Industries, Inc.	310,500
52,000	Lydall, Inc.*	493,480
22,875	Marten Transport Ltd.	411,521
72,000	Mesa Air Group, Inc.*(a)(b)(c)	0
38,117	Met-Pro Corp.	344,578
89,294	MFC Industrial Ltd.	625,951
34,000	Miller Industries, Inc.	534,820
34,000	NN, Inc.*	204,000
18,800	Northwest Pipe Co.*	429,768
63,000	On Assignment, Inc.*	704,340
20,000	Orion Marine Group, Inc.*	133,000
53,600	PAM Transportation Services, Inc.*	509,200
52,000	Paragon Shipping, Inc., Class A	33,280
43,160	Patrick Industries, Inc.*	173,072
16,000	Pike Electric Corp.*	115,040
29,000	RCM Technologies, Inc.*	150,220
36,500	Rush Enterprises, Inc., Class A*	763,580
13,000	Schawk, Inc.	145,730
10,000	SeaCube Container Leasing Ltd.	148,100
13,800	SL Industries, Inc.*	223,560
19,000	Standex International Corp.	649,040
41,000	Superior Uniform Group, Inc.	509,630
58,115	Supreme Industries, Inc., Class A*	145,869
5,269	Sykes Enterprises, Inc.*	82,513
28,000	Tredegar Corp.	621,880
3,000	Trex Co., Inc.*	68,730
17,000	Universal Forest Products, Inc.	524,790
16,000	USA Truck, Inc.*	123,680
6,000	Viad Corp.	104,880
38,000	Vitran Corp., Inc.*	218,880
43,200	Volt Information Sciences, Inc.*	267,840
102,000	WCA Waste Corp.*	664,020
75,000	Willdan Group, Inc.*	295,500
41,000	Willis Lease Finance Corp.*	487,900

		25,248,160

Information Technology — 12.24%
67,300	Acorn Energy, Inc.*	406,492

SCHEDULE OF PORTFOLIO INVESTMENTS	l

RBC Microcap Value Fund (cont.)

December 31, 2011 (Unaudited)

Shares		Value

31,000	Agilysys, Inc.*	$246,450
31,000	Anaren, Inc.*	515,220
12,000	Black Box Corp.	336,480
70,000	CIBER, Inc.*	270,200
50,000	Comarco, Inc.*	10,150
21,000	Communications Systems, Inc.	295,260
13,000	CTS Corp.	119,600
30,000	Digi International, Inc.*	334,800
49,598	Dynamics Research Corp.*	562,441
30,000	Edgewater Technology, Inc.*	82,500
41,000	Electro Rent Corp.	703,150
33,000	Electro Scientific Industries, Inc.*	477,840
25,400	ePlus, Inc.*	718,312
9,000	Fabrinet*	123,120
21,332	GSI Group, Inc.*	218,226
19,000	GTSI Corp.*	79,800
32,000	Infospace, Inc.*	351,680
47,000	Insight Enterprises, Inc.*	718,630
68,375	Integrated Silicon Solution, Inc.*	624,948
15,000	JinkoSolar Holding Co. Ltd. ADR*	75,000
13,000	Kemet Corp.*	91,650
25,000	Keynote Systems, Inc.	513,500
21,000	Magal Security Systems Ltd.*	78,750
22,000	Measurement Specialties, Inc.*	615,120
56,000	Methode Electronics, Inc.	464,240
45,000	Newport Corp.*	612,450
29,000	Oplink Communications, Inc.*	477,630
83,000	Optical Cable Corp.	264,770
69,000	PC Connection, Inc.	765,210
67,000	Perceptron, Inc.*	318,920
120,000	Performance Technologies, Inc.*	216,000
37,930	Photronics, Inc.*	230,614
28,000	Retalix Ltd.*	453,320
47,000	Richardson Electronics Ltd.	577,630
9,000	Rosetta Stone, Inc.*	68,670
29,000	Rudolph Technologies, Inc.*	268,540
70,000	Sigmatron International, Inc.*	231,000
13,000	STR Holdings, Inc.*	106,990
31,500	Tessco Technologies, Inc.	435,330
8,000	Vishay Precision Group, Inc.*	127,840
30,000	WebMediaBrands, Inc.*	13,650
100,000	WPCS International, Inc.*	168,000
15,000	XO Group, Inc.*	125,100

		14,495,223

Materials — 4.50%
68,200	American Pacific Corp.*	520,366

SCHEDULE OF PORTFOLIO INVESTMENTS	l

RBC Microcap Value Fund (cont.)

December 31, 2011 (Unaudited)

Shares		Value

37,000	Blue Earth Refineries, Inc.*	$11,100
20,000	China Green Agriculture, Inc.*	60,000
18,000	Friedman Industries	188,100
5,000	Hawkins, Inc.	184,300
50,000	Headwaters, Inc.*	111,000
23,000	Innospec, Inc.*	645,610
25,000	Myers Industries, Inc.	308,500
8,000	Neenah Paper, Inc.	178,560
10,400	North American Palladium Ltd.*	26,520
21,000	Olympic Steel, Inc.	489,720
38,000	Penford Corp.*	193,420
6,000	Quaker Chemical Corp.	233,340
27,000	Schulman (A), Inc.	571,860
45,000	Spartech Corp.*	212,850
6,000	Stepan Co.	480,960
16,000	Universal Stainless & Alloy*	597,760
3,200	Vulcan International Corp.	107,200
25,000	Wausau Paper Corp.	206,500

		5,327,666

Telecommunication Services — 0.98%
30,000	Premiere Global Services, Inc.*	254,100
41,000	SureWest Communications	493,230
30,000	USA Mobility, Inc.	416,100

		1,163,430

Utilities — 3.82%
9,000	American States Water Co.	314,100
6,108	California Water Service Group	111,532
11,000	CH Energy Group, Inc.	642,180
15,990	Chesapeake Utilities Corp.	693,167
21,500	Connecticut Water Service, Inc.	583,295
9,000	Delta Natural Gas Co., Inc.	309,150
18,600	Empire District Electric Co. (The)	392,274
28,400	Middlesex Water Co.	529,944
17,800	SJW Corp.	420,792
18,476	Unitil Corp.	524,349

		4,520,783

Total Common Stocks		116,183,655

(Cost $138,173,090)
Preferred Stock — 0.55%
3,122	Alere, Inc.*	655,620

Total Preferred Stock		655,620

(Cost $504,723)

SCHEDULE OF PORTFOLIO INVESTMENTS	l

RBC Microcap Value Fund (cont.)

December 31, 2011 (Unaudited)

Shares		Value

Exchange Traded Funds — 0.22%
2,700	iShares Russell Microcap Index Fund	$120,555
13,400	PowerShares Zacks Micro Cap Portfolio	136,546

Total Exchange Traded Funds		257,101

(Cost $210,668)
Rights/Warrants — 0.00%
1,232	Aventine Renewable Energy Holdings, Inc. Warrants, Expire 3/15/15*(a)(c)	0
3,585	US Concrete, Inc. Warrants, Expire 8/31/17*(a)(b)(c)	0
3,585	US Concrete, Inc. Warrants, Expire 8/31/17*(a)(b)(c)	0

Total Rights/Warrants		0

(Cost $0)

Principal Amount

Corporate Bonds — 0.00%
$1,947	Trenwick America Corp.*(a)(b)(c)	$0
1,625	Trenwick America Corp.*(a)(b)(c)	0

Total Corporate Bonds		0

(Cost $0)

Shares

Investment Company — 1.08%
1,285,944	JPMorgan Prime Money Market Fund	$ 1,285,944

Total Investment Company		1,285,944

(Cost $1,285,944)

Total Investments		$118,382,320
(Cost $ 140,174,425)(d) — 99.93%

Other assets in excess of liabilities — 0.07%		78,118

NET ASSETS — 100.00%		$118,460,438

SCHEDULE OF PORTFOLIO INVESTMENTS	l

RBC Microcap Value Fund (cont.)

December 31, 2011 (Unaudited)

*	Non-income producing security.
(a)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933).
The total investment in restricted and illiquid securities representing $0 or 0.00% of net assets was as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	12/31/11 Carrying Value Per Unit
	Aventine Renewable
1,232	Energy Holdings,Inc., Warrants	04/14/2010	$—	$—
58,000	Contra Mair Holdings, Inc.	09/04/2008	$6,960	$—
72,000	Mesa Air Group, Inc.	11/01/2006	$635,933	$—
41,000	Orleans Homebuilders, Inc.	12/12/2006	$685,227	$—
3,585	U.S. Concrete, Inc., Warrants	09/09/2010	$—	$—
3,585	U.S. Concrete, Inc., Warrants	09/09/2010	$—	$—
30,000	Universal Travel Group	09/13/2010	$157,113	$—

Acquisition Principal Amount
$1,947	Trenwick America Corp.	05/18/2006	$—	$—
$1,625	Trenwick America Corp.	05/18/2006	$—	$—

(b)	Security delisted or issuer in bankruptcy.
(c)	Fair valued security under procedures established by the Fund’s Board of Trustees.
(d)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS	l

RBC Mid Cap Value Fund

December 31, 2011 (Unaudited)

Shares		Value

Common Stocks — 99.27%
Consumer Discretionary — 14.65%
400	ANN INC.*	$ 9,912
1,070	Ascena Retail Group, Inc.*	31,800
4,950	Dana Holding Corp.*	60,143
1,450	Jarden Corp.	43,326
570	Kohl’s Corp.	28,129
1,260	Mattel, Inc.	34,978
1,990	Tenneco, Inc.*	59,262
600	TRW Automotive Holdings Corp.*	19,560

		287,110

Consumer Staples — 0.07%
50	ConAgra Foods, Inc.	1,320

Energy — 8.63%
90	Berry Petroleum Co., Class A	3,782
910	Cameron International Corp.*	44,763
440	Dresser-Rand Group, Inc.*	21,960
1,370	Key Energy Services, Inc.*	21,194
930	Noble Corp.*	28,105
150	Peabody Energy Corp.	4,967
600	Swift Energy Co.*	17,832
630	World Fuel Services Corp.	26,447

		169,050

Financials — 22.98%
320	Ameriprise Financial, Inc.	15,885
2,990	Ares Capital Corp.	46,195
500	Comerica, Inc.	12,900
40	Delphi Financial Group, Inc., Class A	1,772
620	Discover Financial Services	14,880
4,360	Fifth Third Bancorp	55,459
1,200	Hartford Financial Services Group, Inc. (The)	19,500
960	HCC Insurance Holdings, Inc.	26,400
4,870	Huntington Bancshares, Inc.	26,736
6,770	KKR Financial Holdings LLC	59,102
530	LaSalle Hotel Properties REIT	12,831
2,500	New York Community Bancorp, Inc.	30,925
3,110	People’s United Financial, Inc.	39,963
410	Principal Financial Group, Inc.	10,086
760	Reinsurance Group of America, Inc.	39,710
1,200	Tower Group, Inc.	24,204
650	Unum Group	13,695

		450,243

Health Care — 3.77%
200	Humana, Inc.	17,522

SCHEDULE OF PORTFOLIO INVESTMENTS	l

RBC Mid Cap Value Fund (cont.)

December 31, 2011 (Unaudited)

Shares		Value

2,630	Mylan, Inc.*	$56,440

		73,962

Industrials — 16.38%
930	Fluor Corp.	46,733
380	Gardner Denver, Inc.	29,283
330	Kirby Corp.*	21,727
620	Navistar International Corp.*	23,486
600	Old Dominion Freight Line, Inc.*	24,318
530	Regal-Beloit Corp.	27,014
1,860	Republic Services, Inc.	51,243
430	SPX Corp.	25,916
4,795	Swift Transporation Co.*	39,511
1,320	Werner Enterprises, Inc.	31,812

		321,043

Information Technology — 12.55%
1,950	Avnet, Inc.*	60,625
2,420	Fairchild Semiconductor International, Inc.*	29,137
1,020	Harris Corp.	36,761
620	Ingram Micro, Inc., Class A*	11,278
890	SanDisk Corp.*	43,797
1,840	Seagate Technology Plc	30,176
2,100	Skyworks Solutions, Inc.*	34,062

		245,836

Materials — 16.81%
960	Ashland, Inc.	54,874
410	Celanese Corp., Class A	18,151
1,670	Crown Holdings, Inc.*	56,079
404	Cytec Industries, Inc.	18,038
260	Eastman Chemical Co.	10,156
890	International Paper Co.	26,344
2,900	Owens-Illinois, Inc.*	56,202
500	Reliance Steel & Aluminum Co.	24,345
980	Schweitzer-Mauduit International, Inc.	65,131

		329,320

Telecommunication Services — 0.84%
1,400	Windstream Corp.	16,436
Utilities — 2.59%
610	Edison International	25,254
400	EQT Corp.	21,916
100	Wisconsin Energy Corp.	3,496

		50,666

Total Common Stocks		1,944,986

(Cost $1,945,224)

SCHEDULE OF PORTFOLIO INVESTMENTS	l

RBC Mid Cap Value Fund (cont.)

December 31, 2011 (Unaudited)

Shares		Value

Investment Company — 1.23%
24,176	JPMorgan Prime Money Market Fund	$24,176

Total Investment Company		24,176

(Cost $24,176)

Total Investments		$1,969,162
(Cost $ 1,969,400)(a) — 100.50%

Liabilities in excess of other assets — (0.50)%		(9,828)

NET ASSETS — 100.00%		$1,959,334

*	Non-income producing security.
(a)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS	l

Prime Money Market Fund

December 31, 2011 (Unaudited)

Principal Amount		Value

Asset Backed Securities — 0.19%
Asset Backed Auto Receivables — 0.10%
$ 12,504,202	World Omni Auto Receivables Trust, 0.41%, 11/15/12	$ 12,504,202

Finance - Diversified Domestic — 0.09%
11,918,305	Enterprise Fleet Financing LLC, 0.38%, 7/20/12(a)	11,918,305

Total Asset Backed Securities		24,422,507

(Cost $24,422,507)

Asset Backed Commercial Paper — 0.55%

Finance - Diversified Domestic — 0.55%

70,000,000	Kells Funding LLC, 0.41%, 3/30/12(a)(b)	70,000,000

Total Asset Backed Commercial Paper		70,000,000

(Cost $70,000,000)

Commercial Paper — 37.50%
Agriculture — 2.16%
73,800,000	Cargill Global Funding Plc, 0.08%, 1/31/12(a)(b)	73,795,408
100,000,000	Cargill Global Funding Plc, 0.11%, 1/9/12(a)(b)	99,998,167
100,000,000	Cargill Global Funding Plc, 0.12%, 1/12/12(a)(b)	99,997,000

		273,790,575

Banks - Australia & New Zealand — 4.34%
50,000,000	Australia & New Zealand Banking Group Ltd., 0.25%, 1/31/12(a)(b)	49,990,278
50,000,000	Australia & New Zealand Banking Group Ltd., 0.25%, 3/1/12(a)(b)	49,979,861
25,000,000	Australia & New Zealand Banking Group Ltd., 0.26%, 2/7/12(a)(b)	24,993,681
75,000,000	Australia & New Zealand Banking Group Ltd., 0.42%, 5/4/12(a)(b)	75,000,000
50,000,000	Commonwealth Bank Australia, 0.28%, 1/4/12(a)(b)	49,999,618
100,000,000	Commonwealth Bank Australia, 0.46%, 4/30/12(a)(b)	100,000,000
50,000,000	Commonwealth Bank Australia, 0.49%, 5/7/12(a)(b)	49,914,931
100,000,000	Commonwealth Bank Australia, 0.56%, 2/24/12(a)(b)	100,000,000
50,000,000	Westpac Banking Corp., 0.26%, 3/5/12(a)(b)	49,978,042

		549,856,411

Banks - Domestic — 0.79%
100,000,000	Union Bank NA, 0.25%, 1/3/12(b)	100,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS	l

Prime Money Market Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

Banks - Foreign — 0.79%
$ 50,000,000	DnB NOR Bank ASA, 0.36%, 5/18/12(a)(b)	$50,000,000
50,000,000	DnB NOR Bank ASA, 0.47%, 1/23/12(a)(b)	50,000,000

		100,000,000

Consumer Discretionary — 2.29%
165,000,000	Coca-Cola Co., 0.16%, 1/3/12(a)(b)	165,000,000
25,172,000	Coca-Cola Co., 0.16%, 1/4/12(a)(b)	25,171,888
100,000,000	Coca-Cola Co., 0.37%, 7/26/12(a)(b)	99,789,312

		289,961,200

Consumer Staples — 1.47%
25,000,000	Colgate Palmolive Co., 0.02%, 1/13/12(a)(b)	24,999,861
62,000,000	Procter & Gamble Co., 0.15%, 1/10/12(a)(b)	61,998,192
99,000,000	Procter & Gamble Co., 0.16%, 1/11/12(a)(b)	98,996,479

		185,994,532

Finance - Diversified Domestic — 14.44%
90,000,000	American Honda Finance Corp., 0.12%, 1/4/12(b)	89,999,700
16,000,000	American Honda Finance Corp., 0.13%, 1/18/12(b)	15,999,133
13,050,000	American Honda Finance Corp., 0.20%, 1/4/12(b)	13,049,927
60,000,000	American Honda Finance Corp., 0.24%, 3/2/12(b)	59,976,400
30,000,000	American Honda Finance Corp., 0.25%, 2/2/12(b)	29,993,750
37,000,000	American Honda Finance Corp., 0.25%, 2/3/12(b)	36,992,035
50,000,000	American Honda Finance Corp., 0.26%, 2/8/12(b)	49,987,000
100,000,000	BHP Billiton Finance USA Ltd., 0.16%, 1/4/12(a)(b)	99,999,556
50,000,000	BHP Billiton Finance USA Ltd., 0.16%, 1/10/12(a)(b)	49,998,444
100,000,000	BHP Billiton Finance USA Ltd., 0.17%, 1/17/12(a)(b)	99,993,389
50,000,000	BHP Billiton Finance USA Ltd., 0.18%, 1/18/12(a)(b)	49,996,250
75,000,000	Nestle Capital Corp., 0.25%, 7/30/12(a)(b)	74,891,146
66,600,000	Nestle Finance International Ltd., 0.06%, 1/26/12(b)	66,597,447
16,800,000	Nestle Finance International Ltd., 0.12%, 2/16/12(b)	16,797,536
100,000,000	Network Rail Infrastructure Finance Plc, 0.13%, 1/5/12(a)(b)	99,999,278
36,000,000	PACCAR Financial Corp., 0.13%, 1/30/12(b)	35,996,490
43,400,000	PACCAR Financial Corp., 0.16%, 2/1/12(b)	43,394,406
67,200,000	PACCAR Financial Corp., 0.16%, 3/7/12(b)	67,180,885
17,000,000	PACCAR Financial Corp., 0.17%, 1/20/12(b)	16,998,635
38,025,000	PACCAR Financial Corp., 0.17%, 2/8/12(b)	38,018,536
61,375,000	PACCAR Financial Corp., 0.17%, 2/9/12(b)	61,364,276
50,000,000	Reckitt Benckiser Treasury Services, 0.20%, 3/22/12(a)(b)	49,978,056
50,000,000	Reckitt Benckiser Treasury Services, 0.72%, 2/28/12(a)(b)	49,944,000
15,000,000	Reckitt Benckiser Treasury Services, 0.73%, 4/13/12(a)(b)	14,969,279
30,000,000	Toyota Motor Credit Corp., 0.27%, 1/4/12(b)	29,999,775
75,000,000	Toyota Motor Credit Corp., 0.27%, 1/5/12(b)	74,998,875
100,000,000	Toyota Motor Credit Corp., 0.38%, 2/1/12(b)	99,969,389
95,000,000	Toyota Motor Credit Corp., 0.39%, 2/7/12(b)	94,963,979
70,000,000	Unilever Capital Corp., 0.03%, 1/5/12(a)(b)	69,999,883

SCHEDULE OF PORTFOLIO INVESTMENTS	l

Prime Money Market Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

$ 100,000,000	Unilever Capital Corp., 0.06%, 1/4/12(a)(b)	$99,999,833
130,000,000	Unilever Capital Corp., 0.24%, 9/7/12(a)(b)	129,785,067

		1,831,832,355

Finance - Diversified Foreign — 0.98%
100,000,000	Erste Abwicklungsanstalt (EAA), 0.37%, 1/9/12(a)(b)	99,993,833
25,000,000	Erste Abwicklungsanstalt (EAA), 0.40%, 3/14/12(a)(b)	24,980,278

		124,974,111

Health Care — 0.20%
25,000,000	Dean Health Systems, Inc., 0.29%, 2/7/12(b)	24,992,951

Industrials — 2.19%
93,500,000	Danaher Corp., 0.06%, 1/5/12(a)(b)	93,499,688
153,535,000	Danaher Corp., 0.10%, 1/3/12(a)(b)	153,535,000
31,000,000	NetJets, Inc., 0.05%, 1/20/12(a)(b)	30,999,268

		278,033,956

Information Technology — 2.37%
50,000,000	Hewlett-Packard Co., 0.24%, 1/17/12(a)(b)	49,995,335
25,000,000	Texas Instruments, Inc., 0.15%, 4/2/12(a)(b)	24,990,625
65,000,000	Texas Instruments, Inc., 0.20%, 4/3/12(a)(b)	64,967,139
87,000,000	Texas Instruments, Inc., 0.20%, 4/9/12(a)(b)	86,953,117
74,175,000	Texas Instruments, Inc., 0.43%, 7/6/12(a)(b)	74,013,000

		300,919,216

Insurance — 2.56%
15,000,000	Massachusetts Mutual Life Insurance Co., 0.11%, 1/10/12(a)(b)	14,999,679
17,000,000	Massachusetts Mutual Life Insurance Co., 0.12%, 1/11/12(a)(b)	16,999,547
35,000,000	Metlife Short Term Funding LLC, 0.24%, 1/10/12(a)(b)	34,998,367
25,220,000	New York Life Capital Corp., 0.13%, 2/1/12(a)(b)	25,217,359
15,000,000	New York Life Capital Corp., 0.16%, 1/24/12(a)(b)	14,998,600
15,500,000	New York Life Capital Corp., 0.16%, 1/26/12(a)(b)	15,498,416
8,000,000	New York Life Capital Corp., 0.16%, 2/2/12(a)(b)	7,998,933
80,000,000	New York Life Capital Corp., 0.16%, 2/21/12(a)(b)	79,982,578
25,000,000	New York Life Capital Corp., 0.16%, 3/16/12(a)(b)	24,991,889
88,950,000	New York Life Capital Corp., 0.17%, 2/10/12(a)(b)	88,934,038

		324,619,406

Manufacturing — 0.55%
70,000,000	Siemens Capital Co. LLC, 0.11%, 1/17/12(a)(b)	69,997,006

Oil & Gas — 2.37%
100,000,000	Exxon Mobil Corp., 0.03%, 1/4/12(b)	99,999,917

SCHEDULE OF PORTFOLIO INVESTMENTS	l

Prime Money Market Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

$100,000,000	Exxon Mobil Corp., 0.03%, 1/10/12(b)	$99,999,417
100,000,000	Exxon Mobil Corp., 0.03%, 1/12/12(b)	99,999,250

		299,998,584

Total Commercial Paper		4,754,970,303

(Cost $4,754,970,303)
Certificates of Deposit, Domestic — 2.37%
Banks - Domestic — 2.37%
300,000,000	Citibank NA, 0.06%, 1/3/12	300,000,000

Total Certificates of Deposit, Domestic		300,000,000

(Cost $300,000,000)
Certificates of Deposit, Yankee(c) — 8.58%
Banks - Australia & New Zealand — 1.11%
50,000,000	Australia & New Zealand Banking Group Ltd., 0.27%, 1/17/12	50,000,384
50,000,000	Westpac Banking Corp., 0.34%, 6/15/12	50,000,000
40,000,000	Westpac Banking Corp., 0.35%, 7/17/12	40,000,000

		140,000,384

Banks - Canadian — 5.12%
100,000,000	Bank of Montreal Chicago, 0.03%, 1/3/12	100,000,000
100,000,000	Bank of Montreal Chicago, 0.23%, 3/1/12	100,000,000
100,000,000	Bank of Nova Scotia, 0.49%, 1/10/13	100,000,000
23,500,000	Bank of Nova Scotia, 0.62%, 7/27/12	23,506,501
63,000,000	Bank of Nova Scotia, 0.74%, 6/11/12	63,049,452
113,090,000	Bank of Nova Scotia, 0.78%, 3/5/12	113,132,543
50,000,000	Toronto Dominion Bank NY, 0.36%, 1/12/12	50,000,000
100,000,000	Toronto Dominion Bank NY, 0.40%, 4/30/12	100,000,000

		649,688,496

Banks - Foreign — 2.35%
75,000,000	DnB NOR Bank ASA, 0.36%, 4/11/12	75,000,000
29,275,000	Nordea Bank Finland NY, 0.70%, 4/13/12	29,295,690
35,000,000	Nordea Bank Finland NY, 0.76%, 7/12/12	35,064,186
50,000,000	Rabobank Nederland NY, 0.37%, 4/2/12	50,000,000
100,000,000	Rabobank Nederland NY, 0.46%, 2/3/12	100,000,000
8,270,000	Svenska Handelsbanken NY, 0.68%, 1/30/12	8,271,428

		297,631,304

Total Certificates of Deposit, Yankee		1,087,320,184

(Cost $1,087,320,184)
Corporate Bonds — 16.10%
Agriculture — 0.45%
57,170,000	Archer-Daniels-Midland Co., 0.61%, 8/13/12(d)	57,244,243

SCHEDULE OF PORTFOLIO INVESTMENTS	l

Prime Money Market Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

Banks - Australia & New Zealand — 0.87%
$ 10,000,000	Westpac Banking Corp., 0.41%, 4/3/12(a)(d)	$9,999,827
100,000,000	Westpac Banking Corp., 0.61%, 9/7/12(a)(d)	99,993,978

		109,993,805

Banks - Domestic — 2.07%
42,745,000	Bank of America Corp. (FDIC Insured under TLGP), 0.73%, 4/30/12(d)	42,799,330
100,000,000	JPMorgan Chase Bank NA, 0.29%, 1/18/13(d)	99,844,275
36,500,000	JPMorgan Chase Bank NA, 0.43%, 1/18/13(d)	36,488,903
35,995,000	Wells Fargo & Co., 0.55%, 4/23/12(d)	36,008,936
47,375,000	Wells Fargo & Co., 0.68%, 3/1/12(d)	47,382,456

		262,523,900

Banks - Foreign — 1.80%
87,780,000	Credit Suisse USA, Inc., 6.50%, 1/15/12	87,949,872
40,000,000	Rabobank Nederland NY, 0.45%, 3/17/12(a)(d)	40,004,022
100,000,000	Svenska Handelsbanken NY, 0.58%, 9/7/12(a)(d)	100,000,000

		227,953,894

Consumer Staples — 2.12%
263,800,000	Wal-Mart Stores, Inc. STEP, 5.23%, 6/1/12(d)	269,146,439

Finance - Diversified Domestic — 5.23%
10,500,000	Caterpillar Financial Services Corp., 4.70%, 3/15/12	10,589,869
11,255,000	ETC Holdings LLC, 0.18%, 4/1/28(d)	11,255,000
3,705,000	GBG LLC, 0.12%, 9/1/27(a)(d)	3,705,000
14,310,000	General Electric Capital Corp., 0.59%, 7/27/12(d)	14,321,107
20,000,000	General Electric Capital Corp., 3.50%, 8/13/12	20,357,474
50,405,000	General Electric Capital Corp., 4.38%, 3/3/12	50,722,248
29,835,000	General Electric Capital Corp., 5.00%, 4/10/12	30,190,125
2,000,000	General Electric Capital Corp., 5.25%, 2/21/12	2,012,724
4,000,000	General Electric Capital Corp., 5.25%, 10/19/12	4,136,703
101,436,000	General Electric Capital Corp., 5.88%, 2/15/12	102,058,144
70,946,000	General Electric Capital Corp., 6.00%, 6/15/12	72,676,869
41,304,000	John Deere Capital Corp., 7.00%, 3/15/12	41,846,649
50,000,000	JPMorgan Chase & Co., 0.29%, 5/21/12(d)	50,006,488
8,700,000	JPMorgan Chase & Co., 4.50%, 1/15/12	8,711,228
58,171,000	JPMorgan Chase & Co., 5.35%, 2/1/12	58,390,715
31,321,000	JPMorgan Chase & Co., 6.95%, 8/10/12	32,502,820
50,000,000	NGSP, Inc., 0.31%, 6/1/46(d)	50,000,000
15,100,000	Racetrac Capital LLC, 0.46%, 9/1/20(d)	15,100,000
9,660,000	Ring-Missouri LP, 1.23%, 9/1/18(d)	9,660,000
75,000,000	Twins Ballpark LLC, 0.20%, 10/1/34(a)(d)	75,000,000

		663,243,163

Health Care — 0.41%
11,330,000	The Portland Clinic LLP, 0.27%, 11/20/33(d)	11,330,000

SCHEDULE OF PORTFOLIO INVESTMENTS	l

Prime Money Market Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

$ 40,400,000	Sanofi-Aventis, 0.41%, 3/28/12(d)	$40,404,769

		51,734,769

Information Technology — 0.57%
55,625,000	IBM International Group Capital LLC, 5.05%, 10/22/12	57,696,824
14,400,000	International Business Machines Corp., 4.75%, 11/29/12	14,952,530

		72,649,354

Insurance — 2.58%
85,070,000	Berkshire Hathaway, Inc., 0.62%, 2/10/12(d)	85,086,610
200,000,000	Metropolitan Life Global Funding, Series I, 0.51%, 7/6/12(a)(d)	200,000,000
25,000,000	New York Life Global Funding, 0.42%, 4/4/12(a)(d)	25,011,096
16,350,000	New York Life Global Funding, 5.25%, 10/16/12(a)	16,955,252

		327,052,958

Total Corporate Bonds		2,041,542,525

(Cost $2,041,542,525)
Municipal Bonds — 20.07%
Alaska — 0.49%
13,255,000	City of Valdez Exxon Mobil Project Refunding Revenue, 0.02%, 12/1/29(d)	13,255,000
49,400,000	City of Valdez Exxon Pipeline Co. Project Refunding Revenue, 0.02%, 10/1/25(d)	49,400,000

		62,655,000

California — 6.16%
55,450,000	Abag Finance Authority For Nonprofit Corps. Revenue, Series A, 0.09%, 12/15/37, (Credit Support: Fannie Mae)(d)	55,450,000
67,220,000	California Housing Finance Agency Revenue, Series B, 0.07%, 2/1/35, (LOC: Freddie Mac, Fannie Mae)(d)	67,220,000
35,425,000	California Housing Finance Agency Revenue, Series F, 0.07%, 2/1/37, (LOC: Freddie Mac, Fannie Mae)(d)	35,425,000
77,330,000	California Housing Finance Agency Revenue, Series F, 0.07%, 2/1/38, (LOC: Freddie Mac, Fannie Mae)(d)	77,330,000
32,505,000	California Municipal Finance Authority Exxon Mobile Project Refunding Revenue, 0.01%, 12/1/29(d)	32,505,000
128,750,000	California Municipal Finance Authority, Chevron USA Revenue, 0.03%, 11/1/35(d)	128,750,000
13,495,000	California Pollution Control Financing Authority Exxon Mobil Project Refunding Revenue, 0.01%, 12/1/29(d)	13,495,000
5,000,000	California Statewide Communities Development Authority Revenue, Floaters Series 2114, 0.21%, 9/1/46(d)	5,000,000
29,537,000	County of San Bernardino Refunding Program COP, Series B, 0.25%, 3/1/17, (LOC: Bank of America NA)(d)	29,537,000

SCHEDULE OF PORTFOLIO INVESTMENTS	l

Prime Money Market Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

$ 38,080,000	Los Angeles Department of Water & Power Revenue, Series RR-11625, 0.10%, 7/1/36, (Credit Support: BHAC, FGIC), Callable 7/1/12 @ 100(a)(d)	$38,080,000
7,755,000	San Francisco City & County Housing Authority Refunding Revenue, 0.13%, 9/1/49, (LOC: Citibank NA)(d)	7,755,000
30,000,000	University of California Pension Funding Revenue, Series Y1, 0.35%, 7/1/12(d)	30,000,000
38,300,000	University of California TECP, 0.10%, 1/9/12(b)	38,299,362
142,000,000	University of California TECP, 0.14%, 1/5/12(b)	141,998,896
34,831,000	University of California TECP, 0.19%, 3/1/12(b)	34,820,338
45,000,000	University of California TECP, 0.23%, 1/9/12(b)	44,998,275

		780,663,871

Connecticut — 0.32%
40,775,000	Connecticut Housing Finance Authority Revenue, 0.18%, 5/1/41(d)	40,775,000

Florida — 0.15%
18,750,000	Highlands County Health Facilities Authority Refunding Revenue, 0.06%, 11/15/34, (LOC: PNC Bank NA)(d)	18,750,000

Georgia — 0.27%
34,440,000	Valdosta-Lowndes County Industrial Development Authority Revenue, Series B, 0.22%, 6/1/28, (LOC: Wells Fargo Bank)(d)	34,440,000

Indiana — 0.12%
15,625,000	Indiana Finance Authority Indiana University Health Refunding Revenue, Series J, 0.14%, 3/1/33, (LOC: JP Morgan Chase Bank)(d)	15,625,000

Kentucky — 0.71%
74,995,000	JPMorgan Chase Putters Drivers Trust Refunding Revenue, Series 4012, 0.07%, 12/12/12, (LOC: JPMorgan Chase Bank NA)(a)(d)	74,995,000
660,000	Lexington-Fayette Urban County Airport Board Refunding Revenue, Series C, 0.63%, 7/1/33, (LOC: JP Morgan Chase Bank)(d)	660,000
13,900,000	Louisville Regional Airport Authority Revenue, Series A, 0.05%, 11/1/36(d)	13,900,000

		89,555,000

Louisiana — 0.95%
22,568,000	East Baton Rouge Parish Industrial Development Board, Inc. Exxon Mobile Project Revenue, 0.02%, 12/1/51(d)	22,568,000
62,950,000	East Baton Rouge Parish Industrial Development Board, Inc. Exxon Mobile Project Revenue, Series A, 0.01%, 8/1/35(d)	62,950,000
34,675,000	Parish of Saint James Texaco Project Refunding Revenue, Series B, 0.02%, 7/1/12(d)	34,675,000

		120,193,000

Maryland — 0.08%
10,475,000	Montgomery County Housing Opportunites Commission Refunding Revenue, Series D, 0.22%, 7/1/39, (LOC: Fannie Mae, Freddie Mac)(d)	10,475,000

SCHEDULE OF PORTFOLIO INVESTMENTS	l

Prime Money Market Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

Michigan — 0.20%
$25,000,000	Michigan Finance Authority Taxable School Loan Refunding Revenue, 0.19%, 9/1/50, (LOC: PNC Bank NA)(d)	$ 25,000,000

Mississippi — 0.82%
35,880,000	County of Jackson Chevron USA Inc. Project Refunding Revenue, 0.03%, 6/1/23(d)	35,880,000
33,825,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series A, 0.03%, 12/1/30(d)	33,825,000
34,500,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series I, 0.02%, 11/1/35(d)	34,500,000

		104,205,000

Nebraska — 0.08%
10,000,000	Nebraska Investment Finance Authority Multi Family Housing Revenue, Series A, 0.12%, 10/1/42, (LOC: Citibank NA)(d)	10,000,000

New Jersey — 0.17%
21,495,000	New Jersey Health Care Facilities Financing Authority Barnabas Health Refunding Revenue, 0.09%, 7/1/38, (LOC: JPMorgan Chase Bank NA)(d)	21,495,000

New York — 1.34%
9,895,000	New York City Capital Resources Corp. Nursing Home Revenue, Series B, 0.20%, 1/1/37, (LOC: Bank of America NA)(d)	9,895,000
23,375,000	New York City Capital Resources Corp. Nursing Home Revenue, Series B-1, 0.20%, 7/1/37, (LOC: Bank of America NA)(d)	23,375,000
40,305,000	New York City Housing Development Corp. Multi Family Housing Revenue, Series B, 0.15%, 4/15/36, (Credit Support: Fannie Mae)(d)	40,305,000
16,100,000	New York City Transitional Finance Authority Refunding Revenue, 0.04%, 11/1/29(d)	16,100,000
23,390,000	New York State Housing Finance Agency 320 West 38th St. Refunding Revenue, Series A, 0.08%, 5/1/42, (LOC: Wells Fargo Bank)(d)	23,390,000
40,500,000	New York State Housing Finance Agency 320 West 38th St. Refunding Revenue, Series B, 0.08%, 5/1/42, (LOC: Wells Fargo Bank)(d)	40,500,000
16,400,000	New York State Housing Finance Agency Revenue, West 37th St. Project, Series B, 0.18%, 5/1/42, (LOC: Wells Fargo Bank)(d)	16,400,000

		169,965,000

Ohio — 0.40%
9,680,000	City of Grove Multi Family Housing Regency Arms Apartment Revenue, 0.20%, 6/15/30, (Credit Support: Fannie Mae)(d)	9,680,000
29,000,000	Cleveland Apartment System Revenue, Series F, 0.14%, 1/1/33(d)	29,000,000
12,500,000	Ohio State Higher Educational Facilities Refunding Revenue, Series B, 0.18%, 5/1/42, (LOC: U.S. Bank NA)(d)	12,500,000

		51,180,000

SCHEDULE OF PORTFOLIO INVESTMENTS	l

Prime Money Market Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

Pennsylvania — 0.74%
$ 40,900,000	Blair County Industrial Development Authority Refunding Revenue, 0.19%, 10/1/28, (LOC: PNC Bank NA)(d)	$ 40,900,000
19,725,000	Derry Township Industrial & Commercial Development Authority Revenue, 0.19%, 11/1/30, (LOC: PNC Bank NA)(d)	19,725,000
33,400,000	Pennsylvania Economic Development Financing Authority Revenue, 0.15%, 11/1/28, (LOC: Bank of America NA)(d)	33,400,000

		94,025,000

South Dakota — 0.52%
22,200,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series C, 0.11%, 5/1/37(d)	22,200,000
25,000,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series G, 0.09%, 5/1/35(d)	25,000,000
18,600,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series I, 0.11%, 5/1/38(d)	18,600,000

		65,800,000

Tennessee — 0.25%
19,600,000	Johnson City Health & Educational Facilities Board Revenue, Series B2, 0.18%, 7/1/33, (LOC: PNC Bank NA)(d)	19,600,000
11,500,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, 0.12%, 6/1/42, (LOC: Citibank NA)(d)	11,500,000

		31,100,000

Texas — 3.64%
44,010,000	City of Houston Utilities System Refunding Revenue, Series D-1, 0.16%, 5/15/34, (Credit Support: AGM), (LOC: JP Morgan Chase Bank)(d)	44,010,000
200,000,000	JPMorgan Chase Putters Drivers Trust Cash Flow Management Revenue, Series 3944, 0.20%, 8/30/12(a)(d)	200,000,000
25,000,000	JPMorgan Chase Putters Drivers Trust Cash Flow Management Revenue, Series 3964, 0.07%, 8/30/12(a)(d)	25,000,000
60,000,000	JPMorgan Chase Putters Drivers Trust Cash Flow Management Revenue, Series 3984, 0.07%, 8/30/12(a)(d)	60,000,000
30,000,000	Tarrant County Cultural Education Facilities Finance Corp. Baylor Health Care Systems Refunding Revenue, 0.07%, 11/15/50, (LOC: JPMorgan Chase Bank NA)(d)	30,000,000
6,455,000	Texas State Veteran’s Fund Refunding GO, Series I-C, 0.14%, 12/1/25(d)	6,455,000
6,250,000	Texas State Veteran’s Fund Refunding GO, Series I-D, 0.14%, 6/1/20(d)	6,250,000
17,505,000	Texas State Veteran’s Fund Refunding GO, Series II-C, 0.14%, 6/1/29(d)	17,505,000
20,000,000	Texas State Veteran’s Housing GO, Series A-2, 0.17%, 12/1/29(d)	20,000,000
12,110,000	Texas State Veteran’s Housing Refunding GO, 0.14%, 6/1/31, (LOC: JP Morgan Chase Bank)(d)	12,110,000
10,000,000	University of Texas TECP, 0.12%, 2/1/12(b)	10,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS	l

Prime Money Market Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

$ 30,000,000	University of Texas TECP, 0.17%, 2/2/12(b)	$30,000,000

		461,330,000

Utah — 0.06%
8,175,000	Ogden City Redevelopment Agency Refunding Revenue, Series A, 0.22%, 6/1/31, (LOC: Wells Fargo Bank)(d)	8,175,000

Virginia — 1.75%
181,154,000	Federal Home Loan Mortgage Corp., Multi Family Housing Revenue, Series M017, Class A, 0.15%, 9/15/50, (Credit Support: Freddie Mac)(d)	181,154,000
16,130,000	Newport News Industrial Development Authority Industrial Improvement Revenue, Series B, 0.22%, 7/1/31, (LOC: Wells Fargo Bank)(d)	16,130,000
24,745,000	Stafford County & Staunton Industrial Development Authority Revenue, Series B1, 0.15%, 12/1/28, (LOC: Bank of America NA)(d)	24,745,000

		222,029,000

Washington — 0.21%
26,300,000	Washington State Housing Finance Commission YMCA Greater Seattle Recreational Facility Revenue, 0.10%, 9/1/37, (LOC: Bank of America NA)(d)	26,300,000
Wyoming — 0.64%
20,700,000	City of Kemmerer Exxon Project Pollution Control Revenue, 0.02%, 11/1/14(d)	20,700,000
18,000,000	County of Lincoln Exxon Project Pollution Control Revenue, Series C, 0.02%, 11/1/14(d)	18,000,000
20,100,000	County of Lincoln Exxon Project Pollution Control Revenue, Series D, 0.02%, 11/1/14(d)	20,100,000
23,000,000	County of Lincoln Exxon Project Pollution Control Revneue, Series B, 0.02%, 11/1/14(d)	23,000,000

		81,800,000

Total Municipal Bonds		2,545,535,871

(Cost $2,545,535,871)
U.S. Government Agency Obligations — 9.39%
Fannie Mae — 2.43%
75,000,000	0.15%, 10/1/12(b)	74,892,333
150,000,000	0.22%, 11/14/13(d)	149,916,051
50,000,000	0.27%, 12/3/12(d)	50,037,086
33,950,000	0.35%, 5/1/12(d)	33,910,722

		308,756,192

Federal Farm Credit Bank — 1.81%
18,080,000	0.17%, 8/8/12(d)	18,077,811
16,265,000	0.17%, 8/20/12(d)	16,262,929
44,000,000	0.22%, 7/23/12(d)	44,017,259

SCHEDULE OF PORTFOLIO INVESTMENTS	l

Prime Money Market Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

$ 62,020,000	0.26%, 7/13/12(d)	$62,056,357
88,525,000	0.27%, 8/13/12(d)	88,547,126

		228,961,482

Federal Home Loan Bank — 1.90%
100,000,000	0.12%, 7/25/12(d)	100,000,000
50,000,000	0.15%, 7/25/12(d)	50,000,000
91,000,000	0.88%, 8/22/12	91,335,970

		241,335,970

Freddie Mac — 3.25%
187,000,000	0.23%, 5/16/13(d)	187,020,430
100,000,000	0.23%, 6/17/13(d)	99,971,794
125,000,000	0.25%, 3/21/13(d)	125,076,720

		412,068,944

Total U.S. Government Agency Obligations		1,191,122,588

(Cost $1,191,122,588)

Repurchase Agreements — 4.76%
50,000,000	Barclays Capital Inc. dated 12/30/11; due 1/3/12 at 0.02% with maturity value of $50,000,111 (fully collateralized by a US Treasury Inflation Note with a maturity date of 8/15/40 at a rate of 3.875%)	50,000,000
38,600,000	BNP Paribas Securities Corp. dated 12/30/11; due 1/3/12 at 0.04% with maturity value of $38,600,172 (fully collateralized by a US Treasury Note with a maturity date of 11/15/15 at a rate of 4.50%)	38,600,000
40,000,000	BNP Paribas Securities Corp. dated 12/30/11; due 1/3/12 at 0.06% with maturity value of $40,000,267 (fully collateralized by Freddie Mac securities with maturity dates ranging from 6/1/25 to 5/1/26 at rates ranging from 4.00% to 4.50%)	40,000,000
100,000,000	Citigroup Global, dated 12/30/11; due 1/3/12 at 0.09% with maturity value of $100,001,000 (fully collateralized by Freddie Mac and Fannie Mae securities with maturity dates ranging from 7/1/40 to 9/1/41 at a rate of 4.50%)	100,000,000
50,000,000	Goldman Sachs & Co. dated 12/28/11; due 1/4/12 at 0.09% with maturity value of $50,000,875 (fully collateralized by Ginnie Mae securities with maturity dates ranging from 5/15/26 to 10/15/39 at rates ranging from 4.00% to 6.00%)	50,000,000
50,000,000	Goldman Sachs & Co. dated 12/30/11; due 1/3/12 at 0.10% with maturity value of $50,000,556 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 12/1/19 to 9/1/35 at rates ranging from 4.50% to 5.00%)	50,000,000
50,000,000	JP Morgan Securities dated 12/30/11; due 1/3/12 at 0.04% with maturity value of $50,000,222 (fully collateralized by Fannie Mae securities with maturity dates ranging from 2/1/17 to 10/1/51 at rates ranging from 3.00% to 8.00%)	50,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS	l

Prime Money Market Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

$90,000,000	Merrill Lynch, Pierce, Fenner, Smith. dated 12/30/11; due 1/3/12 at 0.02% with maturity value of $90,000,200 (fully collateralized by a US Treasury Note with a maturity date of 6/30/15 at a rate of 1.875%)	$90,000,000
50,000,000	Merrill Lynch, Pierce, Fenner, Smith. dated 12/30/11; due 1/3/12 at 0.04% with maturity value of $50,000,222 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 1/9/12 to 11/15/30 at rates ranging from 0.00% to 6.625%)	50,000,000
85,000,000	TD Securities (USA). dated 12/30/11; due 1/3/12 at 0.01% with maturity value of $85,000,094 (fully collateralized by US Treasury Notes with maturity dates ranging from 4/15/32 to 5/15/37 at rates ranging from 3.375% to 5.00%)	85,000,000

Total Repurchase Agreements		603,600,000

(Cost $603,600,000)

Total Investments		$12,618,513,978
(Cost 12,618,513,978)(e) — 99.51%

Other assets in excess of liabilities — 0.49%		62,679,425

NET ASSETS — 100.00%		$12,681,193,403

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Issuer is a U.S. branch of a foreign domiciled bank.
(d)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2011. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(e)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

AGM – Assured Guaranty Municipal

BHAC – Berkshire Hathaway Assurance Corp.

COP – Certificate of Participation

FDIC – Federal Deposit Insurance Corp.

FGIC – Insured by Financial Guaranty Insurance Corp.

GO – General Obligation

LOC – Letter of Credit

STEP – Step Coupon Bond

TECP – Tax Exempt Commercial Paper

TLGP – Temporary Liquidity Guaranty Program

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS	l

U.S. Government Money Market Fund

December 31, 2011 (Unaudited)

Principal Amount		Value

FDIC-TLGP Backed Corporate Bonds — 11.39%
Banks - Domestic — 4.01%
$ 2,740,000	Bank of America Corp., 0.56%, 6/22/12(a)	$2,743,422
25,000,000	Bank of America Corp., 0.74%, 6/22/12(a)	25,055,587
18,015,000	Bank of America Corp., 2.10%, 4/30/12	18,126,354
25,000,000	Bank of America Corp., 2.38%, 6/22/12	25,253,529
43,096,000	Bank of America Corp., 3.13%, 6/15/12	43,643,043
20,280,000	Citibank NA, 0.47%, 5/7/12(a)	20,287,880
106,110,000	Citibank NA, 1.88%, 5/7/12	106,716,755
3,890,000	Citibank NA, 1.88%, 6/4/12	3,916,225

		245,742,795

Finance - Diversified Domestic — 7.38%
27,325,000	Citigroup Funding, Inc., 0.76%, 4/30/12(a)	27,362,769
1,545,000	Citigroup Funding, Inc., 0.88%, 3/30/12(a)	1,546,464
15,519,000	Citigroup Funding, Inc., 1.88%, 11/15/12	15,737,983
66,999,000	Citigroup Funding, Inc., 2.13%, 4/30/12	67,411,898
6,780,000	General Electric Capital Corp., 0.39%, 5/8/12(a)	6,780,808
8,945,000	General Electric Capital Corp., 0.74%, 3/12/12(a)	8,949,977
25,000,000	General Electric Capital Corp., 2.20%, 6/8/12	25,205,830
3,810,000	Goldman Sachs Group, Inc., 0.55%, 3/15/12(a)	3,812,208
70,000,000	Goldman Sachs Group, Inc., 3.25%, 6/15/12	70,937,506
55,650,000	JPMorgan Chase & Co., 0.58%, 6/15/12(a)	55,730,048
2,400,000	JPMorgan Chase & Co., 0.74%, 6/22/12(a)	2,405,047
71,365,000	JPMorgan Chase & Co., 2.13%, 6/22/12	71,984,785
16,715,000	JPMorgan Chase & Co., 2.20%, 6/15/12	16,858,838
30,000,000	Morgan Stanley, 0.72%, 2/10/12(a)	30,010,473
3,435,000	Morgan Stanley, 0.91%, 6/20/12(a)	3,441,651
7,500,000	PNC Funding Corp., 0.57%, 4/1/12(a)	7,504,937
27,341,000	PNC Funding Corp., 2.30%, 6/22/12	27,609,279
9,500,000	State Street Corp., 2.15%, 4/30/12	9,560,817

		452,851,318

Total FDIC-TLGP Backed Corporate Bonds		698,594,113

(Cost $698,594,113)
U.S. Government Agency Backed Municipal Bonds — 9.34%
California — 1.72%
7,400,000	California Housing Finance Agency Revenue, Series B, 0.16%, 8/1/36, (LOC: Fannie Mae, Freddie Mac)(a)	7,400,000
15,945,000	California Housing Finance Agency Revenue, Series K, 0.07%, 8/1/34, (LOC: Freddie Mac, Fannie Mae)(a)	15,945,000
14,600,000	California Statewide Community Development Agency Multifamily Revenue, 0.10%, 10/15/36, (Credit Support: Fannie Mae)(a)	14,600,000
8,600,000	City of San Jose Cinnabar Commons Revenue, Series C, 0.10%, 2/1/37, (Credit Support: Freddie Mac)(a)	8,600,000

SCHEDULE OF PORTFOLIO INVESTMENTS	l

U.S. Government Money Market Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

$12,595,000	San Diego Housing Authority Hillside Garden Apartment Revenue, Series B, 0.10%, 1/15/35, (Credit Support: Fannie Mae)(a)	$12,595,000
20,800,000	San Francisco City & County Housing Authority City Heights Apartments Refunding Revenue, Series A, 0.09%, 6/15/25, (Credit Support: Fannie Mae)(a)	20,800,000
25,200,000	San Francisco City and County Redevelopment Agency Revenue, Series C, 0.07%, 6/15/34, (Credit Support: Fannie Mae)(a)	25,200,000

		105,140,000

Colorado — 0.79%
10,100,000	Colorado Housing & Finance Authority Refunding Revenue, Class I, Series A2, 0.16%, 5/1/38, (LOC: Fannie Mae, Freddie Mac)(a)	10,100,000
14,700,000	Colorado Housing & Finance Authority Refunding Revenue, Class I, Series B1, 0.15%, 5/1/38, (LOC: Fannie Mae, Freddie Mac)(a)	14,700,000
9,535,000	Colorado Housing & Finance Authority Refunding Revenue, Class I, Series C1, 0.15%, 11/1/32, (LOC: Fannie Mae, Freddie Mac)(a)	9,535,000
2,500,000	Colorado Housing & Finance Authority Taxable Revenue, Class 1, Series A1, 0.16%, 11/1/37, (Credit Support: GO of Authority), (LOC: Fannie Mae, Freddie Mac)(a)	2,500,000
1,000,000	Colorado Housing & Finance Authority Taxable Revenue, Class 1, Series B1, 0.16%, 11/1/36, (LOC: Fannie Mae, Freddie Mac)(a)	1,000,000
1,000,000	Colorado Housing & Finance Authority Taxable Revenue, Class 1, Series C1, 0.16%, 11/1/36, (LOC: Fannie Mae, Freddie Mac)(a)	1,000,000
9,775,000	Colorado Housing & Finance Authority Taxable Revenue, Series B-1, 0.16%, 11/1/33, (LOC: Fannie Mae, Freddie Mac)(a)	9,775,000

		48,610,000

Indiana — 0.45%
27,700,000	City of Indianapolis Lakeside Pointe & Fox Club Refunding Revenue, 0.09%, 11/15/37, (Credit Support: Fannie Mae)(a)	27,700,000

Louisiana — 0.21%
12,600,000	Louisiana Public Facilities Authority Refunding Revenue, 0.09%, 4/1/36, (Credit Support: Freddie Mac)(a)	12,600,000

Michigan — 0.29%
9,435,000	Lansing Economic Development Corp. Parking Facility Improvement Revenue, 0.30%, 3/1/42, (LOC: Federal Home Loan Bank)(a)	9,435,000
8,400,000	Michigan State Housing Development Authority Refunding Revenue, Series C, 0.18%, 6/1/39, (LOC: Fannie Mae, Freddie Mac)(a)	8,400,000

		17,835,000

New York — 4.32%

SCHEDULE OF PORTFOLIO INVESTMENTS	l

U.S. Government Money Market Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

$ 14,205,000	New York City Housing Development Corp. First Avenue Development Revenue, Series A, 0.09%, 10/15/35, (Credit Support: Fannie Mae)(a)	$14,205,000
36,770,000	New York City Housing Development Corp. Multifamily Rental Housing Revenue, Series A, 0.06%, 11/15/19, (Credit Support: Fannie Mae)(a)	36,770,000
56,490,000	New York State Dormitory Authority Nursing Home Improvements Revenue, Series A, 0.06%, 11/15/36, (Credit Support: Fannie Mae)(a)	56,490,000
43,785,000	New York State Housing Finance Agency , Series A, 0.07%, 5/1/35, (Credit Support: Freddie Mac)(a)	43,785,000
20,000,000	New York State Housing Finance Agency 150 East 44th Street Revenue, Series A, 0.09%, 5/15/32, (Credit Support: Fannie Mae)(a)	20,000,000
7,500,000	New York State Housing Finance Agency 38 St. Revenue, Series B, 0.16%, 5/15/33, (Credit Support: Fannie Mae)(a)	7,500,000
41,750,000	New York State Housing Finance Agency North End Revenue, Series A, 0.09%, 11/15/36, (Credit Support: Fannie Mae)(a)	41,750,000
36,625,000	New York State Housing Finance Agency Refunding Revenue, 0.04%, 5/15/39, (Credit Support: Fannie Mae)(a)	36,625,000
8,000,000	New York State Housing Finance Agency W. 23 St. Revenue, Series B, 0.16%, 5/15/33, (Credit Support: Fannie Mae)(a)	8,000,000

		265,125,000

Tennessee — 0.13%
8,210,000	Shelby County Health Educational & Housing Facilities Board Revenue, 0.12%, 12/15/37, (Credit Support: Fannie Mae)(a)	8,210,000

Virginia — 1.43%
54,125,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO15, Class A, 0.15%, 5/15/46, (Credit Support: Freddie Mac)(a)	54,125,000
33,385,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO21, Class A, 0.15%, 6/15/36, (Credit Support: Freddie Mac)(a)	33,385,000

		87,510,000

Total U.S. Government Agency Backed Municipal Bonds		572,730,000

(Cost $572,730,000)
U.S. Government Agency Obligations — 52.06%
Fannie Mae — 21.72%
140,032,000	0.04%, 1/3/12(b)	140,032,000
138,754,000	0.04%, 1/3/12(b)	138,754,000
89,000,000	0.06%, 4/2/12(b)	88,986,650
15,000,000	0.06%, 4/2/12(b)	14,997,656
125,000,000	0.06%, 4/2/12(b)	124,980,469
67,380,707	0.07%, 4/2/12(b)	67,369,758
31,053,000	0.07%, 4/2/12(b)	31,047,760

SCHEDULE OF PORTFOLIO INVESTMENTS	l

U.S. Government Money Market Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

$ 42,800,000	0.08%, 2/1/12(b)	$42,797,156
39,500,000	0.08%, 2/1/12(b)	39,497,534
35,124,000	0.09%, 1/3/12(b)	35,124,000
50,000,000	0.09%, 1/25/12(b)	49,997,250
41,000,000	0.15%, 10/1/12(b)	40,953,533
75,000,000	0.19%, 10/1/12(b)	74,892,333
25,000,000	0.22%, 11/14/13(a)	24,986,008
113,030,700	0.25%, 4/2/12(b)	112,960,056
122,420,000	0.27%, 12/3/12(a)	122,510,789
25,000,000	0.27%, 8/12/13(a)	25,004,219
52,080,000	0.28%, 7/26/12(a)	52,091,902
100,143,000	0.31%, 8/23/12(a)	100,182,049
5,151,000	0.38%, 12/28/12	5,159,694

		1,332,324,816

Federal Farm Credit Bank — 8.34%
10,000,000	0.01%, 1/4/12(b)	9,999,997
10,000,000	0.01%, 1/10/12(b)	9,999,981
80,000,000	0.19%, 7/9/12(a)	80,016,717
93,400,000	0.21%, 1/25/12(a)	93,409,107
75,000,000	0.21%, 8/1/12(a)	74,995,886
95,000,000	0.26%, 1/23/12(a)	95,011,038
101,000,000	0.27%, 5/14/12(a)	101,029,944
47,000,000	0.34%, 8/15/12(a)	46,991,237

		511,453,907

Federal Home Loan Bank — 8.61%
100,000,000	0.08%, 5/30/12(b)	99,969,167
3,950,000	0.12%, 2/10/12(b)	3,949,521
50,000,000	0.12%, 2/27/12	49,999,000
115,000,000	0.12%, 7/25/12(a)	115,000,000
38,700,000	0.15%, 3/23/12	38,697,671
50,000,000	0.15%, 5/1/12	49,991,455
75,000,000	0.15%, 7/25/12(a)	75,000,000
20,000,000	0.17%, 1/24/12(a)	20,000,829
10,000,000	0.22%, 12/27/12(a)	10,002,507
65,350,000	0.25%, 7/25/12	65,378,184

		527,988,334

Freddie Mac — 13.28%
23,000,000	0.07%, 1/13/12(a)	22,999,555
70,000,000	0.07%, 6/4/12(b)	69,979,175
53,629,000	0.19%, 2/2/12(a)	53,630,184
26,430,000	0.20%, 1/11/12(a)	26,430,054
22,950,000	0.21%, 11/2/12(a)	22,957,990
12,000,000	0.23%, 1/9/12(a)	12,000,200
100,000,000	0.23%, 5/16/13(a)	100,007,225

SCHEDULE OF PORTFOLIO INVESTMENTS	l

U.S. Government Money Market Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

$ 40,000,000	0.23%, 6/17/13(a)	$39,988,718
69,545,000	0.24%, 2/10/12(a)	69,551,057
28,220,000	0.24%, 2/16/12(a)	28,225,926
75,000,000	0.24%, 4/3/12(a)	75,029,334
75,000,000	0.25%, 3/21/13(a)	75,046,032
95,175,000	0.26%, 5/11/12(a)	95,190,723
5,395,000	0.38%, 11/30/12	5,403,872
8,456,000	0.75%, 12/28/12	8,501,425
80,000,000	4.50%, 1/15/13	83,529,551
25,053,000	5.13%, 7/15/12	25,696,563

		814,167,584

Overseas Private Investment Corp. — 0.11%
5,282,355	0.09%, 11/15/13(a)	5,282,355
1,400,000	0.09%, 3/15/15(a)	1,400,000

		6,682,355

Total U.S. Government Agency Obligations		3,192,616,996

(Cost $3,192,616,996)
Repurchase Agreements — 31.91%
250,000,000	Barclays Capital Inc. dated 12/30/11; due 1/3/12 at 0.02% with maturity value of $250,000,556 (fully collateralized by a US Treasury Inflation Note with a maturity date of 8/15/40 at a rate of 3.875%)	250,000,000
40,000,000	BNP Paribas Securities Corp. dated 12/30/11; due 1/3/12 at 0.02% with maturity value of $40,000,089 (fully collateralized by US Treasury Notes with maturity dates ranging from 4/15/16 to 1/15/25 at rates ranging from 0.125% to 2.375%)	40,000,000
60,000,000	BNP Paribas Securities Corp. dated 12/30/11; due 1/3/12 at 0.06% with maturity value of $60,000,400 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 5/1/26 to 4/1/38 at rates ranging from 4.00% to 5.50%)	60,000,000
300,000,000	Citigroup Global, dated 12/30/11; due 1/3/12 at 0.09% with maturity value of $300,003,000 (fully collateralized by Freddie Mac and Fannie Mae securities with maturity dates ranging from 1/1/26 to 9/1/41 at rates ranging from 3.50% to 5.00%)	300,000,000
305,000,000	Deutsche Bank AG dated 12/30/11; due 1/3/12 at 0.08% with maturity value of $305,002,711 (fully collateralized by Fannie Mae securities with maturity dates ranging from 10/1/38 to 8/1/40 at rates ranging from 4.50% to 5.50%)	305,000,000
150,000,000	Goldman Sachs & Co. dated 12/28/11; due 1/4/12 at 0.09% with maturity value of $150,002,625 (fully collateralized by Ginnie Mae securities with maturity dates ranging from 7/15/25 to 10/20/41 at rates ranging from 3.50% to 5.00%)	150,000,000
100,000,000	Goldman Sachs & Co. dated 12/30/11; due 1/3/12 at 0.09% with maturity value of $100,001,000 (fully collateralized by a Fannie Mae security with a maturity date of 4/18/36 at a rate of 6.00%)	100,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS	l

U.S. Government Money Market Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

$220,000,000	Goldman Sachs & Co. dated 12/30/11; due 1/3/12 at 0.10% with maturity value of $220,002,444 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 8/1/25 to 4/1/40 at rates ranging from 3.50% to 5.00%)	$220,000,000
150,000,000	JP Morgan Securities dated 12/30/11; due 1/3/12 at 0.04% with maturity value of $150,000,667 (fully collateralized by Fannie Mae securities with maturity dates ranging from 12/1/15 to 9/1/51 at rates ranging from 3.00% to 7.50%)	150,000,000
10,000,000	Merrill Lynch, Pierce, Fenner, Smith. dated 12/30/11; due 1/3/12 at 0.02% with maturity value of $10,000,022 (fully collateralized by a US Treasury Note with a maturity date of 6/30/16 at a rate of 3.25%)	10,000,000
207,350,000	Merrill Lynch, Pierce, Fenner, Smith. dated 12/30/11; due 1/3/12 at 0.04% with maturity value of $207,350,922 (fully collateralized by Fannie Mae securities with maturity dates ranging from 9/1/40 to 11/1/41 at rates ranging from 4.00% to 4.50%)	207,350,000
165,000,000	TD Securities (USA). dated 12/30/11; due 1/3/12 at 0.01% with maturity value of $165,000,183 (fully collateralized by US Treasury Notes with maturity dates ranging from 5/15/30 to 2/15/41 at rates ranging from 4.75% to 6.25%)	165,000,000

Total Repurchase Agreements		1,957,350,000

(Cost $1,957,350,000)

Total Investments		$6,421,291,109
(Cost $6,421,291,109)(c) — 104.70%

Liabilities in excess of other assets — (4.70)%		(288,384,836)

NET ASSETS — 100.00%		$6,132,906,273

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2011. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

FDIC –Federal Deposit Insurance Corp.

GO – General Obligation

LOC – Letter of Credit

TLGP – Temporary Liquidity Guaranty Program

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS	l

Tax-Free Money Market Fund

December 31, 2011 (Unaudited)

Principal Amount		Value

Municipal Bonds — 98.21%
Alabama — 0.84%
$10,890,000	Birmingham Waterworks Board Revenue, Series R-10412, 0.10%, 7/1/14, (Credit Support: BHAC, AGM)(a)(b)	$10,890,000

Alaska — 1.00%
10,000,000	City of Valdez Exxon Pipeline Co. Project Refunding Revenue, 0.02%, 10/1/25(b)	10,000,000
3,000,000	City of Valdez Exxon Pipeline Co. Project Refunding Revenue, Series C, 0.03%, 12/1/33(b)	3,000,000

		13,000,000

Arizona — 1.30%
3,000,000	Arizona Health Facilities Authority, Banner Health Refunding Revenue, Series B, 0.09%, 1/1/35, (LOC: Scotia Bank)(b)	3,000,000
2,960,000	Maricopa County Industrial Development Authority Gran Victoria Housing Revenue, Series A, 0.10%, 4/15/30, (Credit Support: Fannie Mae)(b)	2,960,000
5,200,000	Maricopa County Industrial Development Authority Valley of the Sun YMCA Refunding Revenue, 0.09%, 12/1/37, (LOC: U.S. Bank NA)(b)	5,200,000
5,700,000	Pima County Industrial Development Authority Delaware Military Academy Revenue, 0.09%, 9/1/38, (LOC: PNC Bank NA)(b)	5,700,000

		16,860,000

California — 5.65%
10,000,000	California Affordable Housing Agency Revenue, Series A, 0.09%, 9/15/33, (Credit Support: Fannie Mae)(b)	10,000,000
6,725,000	California Health Facilities Funding Authority Revenue, 0.06%, 3/1/47, (LOC: Bank of Montreal)(b)	6,725,000
14,695,000	California Infrastructure & Economic Development Bank Refunding Revnue, Series A-4, 0.04%, 10/1/47(b)	14,695,000
6,300,000	California Statewide Communities Development Authority Refunding Revenue, Series R-11553, 0.10%, 11/15/32, (Credit Support: BHAC)(b)	6,300,000
4,840,000	City of Berkeley Albany YMCA Refunding Revenue, 0.04%, 7/1/38, (LOC: Wells Fargo Bank NA)(b)	4,840,000
5,675,000	City of Vacaville Sycamores Apartments Refunding Revenue, Series A, 0.08%, 5/15/29, (Credit Support: Fannie Mae)(b)	5,675,000
4,000,000	County of Orange Harbor Pointe Refunding Revenue, Series D, 0.07%, 12/1/22, (Credit Support: Freddie Mac)(b)	4,000,000
5,600,000	County of San Bernardino Sycamore Terrace Refunding Revenue, Series A, 0.07%, 5/15/29, (Credit Support: Fannie Mae)(b)	5,600,000
5,000,000	Los Angeles Department of Water & Power Revenue, Series RR-11625, 0.10%, 7/1/36, (Credit Support: BHAC-CR, FGIC), Callable 7/1/12 @ 100(a)(b)	5,000,000
5,800,000	Padre Dam Municipal Water District Refunding COP, Series R-11792, 0.10%, 4/1/17(a)(b)	5,800,000

SCHEDULE OF PORTFOLIO INVESTMENTS	l

Tax-Free Money Market Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

$ 4,900,000	Sacramento County Housing Authority Refunding Revenue, Series C, 0.07%, 7/15/29, (Credit Support: Fannie Mae)(b)	$4,900,000

		73,535,000

Colorado — 2.46%
3,170,000	Aurora Centretech Metropolitan District Refunding GO, Series C, 0.14%, 12/1/28, (LOC: U.S. Bank NA)(b)	3,170,000
1,250,000	Colorado Health Facilities Authority Arapahoe Housing Project Revenue, Series A,, 0.19%, 4/1/24, (LOC: Wells Fargo Bank)(b)	1,250,000
5,700,000	Colorado Health Facilities Authority Crossroads Maranatha Project Refunding Revenue, 0.10%, 12/1/43, (LOC: U.S Bank NA)(b)	5,700,000
5,000,000	Commerce City Northern Infrastructure General Improvement District GO, 0.14%, 12/1/28, (LOC: U.S. Bank NA)(b)	5,000,000
3,475,000	County of Pitkin Refunding Revenue, Series A, 0.11%, 12/1/24, (LOC: U.S. Bank NA)(b)	3,475,000
5,035,000	Gateway Regional Metropolitan District Refunding GO, 0.19%, 12/1/37, (LOC: Wells Fargo Bank)(b)	5,035,000
5,100,000	Jefferson County School District R1 Cash Flow Management GO, Series A, 1.50%, 6/29/12	5,131,030
2,795,000	Meridian Ranch Metropolitan District Refunding GO, 0.14%, 12/1/38, (LOC: U.S. Bank NA)(b)	2,795,000
485,000	Parker Automotive Metropolitan District GO, 0.14%, 12/1/34, (LOC: U.S. Bank NA)(b)	485,000

		32,041,030

Connecticut — 0.23%
3,020,000	Connecticut Housing Finance Authority Refunding Revenue, Sub-series F-2, 0.05%, 11/15/30, (Credit Support: GO of Authority)(b)	3,020,000

District Of Columbia — 1.09%
4,195,000	District of Columbia Children’s Defense Fund Refunding Revenue, 0.19%, 4/1/22, (LOC: Wells Fargo Bank)(b)	4,195,000
1,600,000	District of Columbia Internships and Academic Revenue, 0.12%, 7/1/36, (LOC: Branch Banking & Trust)(b)	1,600,000
4,400,000	District of Columbia Jesuit Conference Revenue, 0.09%, 10/1/37, (LOC: PNC Bank NA)(b)	4,400,000
3,980,000	District of Columbia Water & Sewer Authority Refunding Revenue, Putters Series 3022, 0.12%, 4/1/16, (Credit Support: Assured GTY)(b)	3,980,000

		14,175,000

Florida — 5.68%
2,525,000	Collier County Industrial Development Authority Revenue, 0.39%, 12/1/26, (LOC: Bank of America NA)(b)	2,525,000
15,000,000	County of Palm Beach Pine Crest Preparatory Refunding Revenue, 0.16%, 6/1/38, (LOC: Bank of America NA)(b)	15,000,000
11,000,000	Highlands County Health Facilities Authority Refunding Revenue, Series C, 0.06%, 11/15/26, (LOC: PNC Bank)(b)	11,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS	l

Tax-Free Money Market Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

$ 4,000,000	Hillsborough County TECP, 0.16%, 1/12/12, (LOC: State Street Bank & Trust)(c)	$4,000,000
4,000,000	Hillsborough County TECP, 0.16%, 1/26/12, (LOC: State Street Bank & Trust)(c)	4,000,000
5,245,000	JP Morgan Chase Putters/Drivers Trust Seminole County Sales Tax Refunding Revenue, Series 3438Z, 0.12%, 4/1/27(a)(b)	5,245,000
2,225,000	JP Morgan Chase Putters/Drivers Trust Tampa Water Revenue, Series 3617, 0.12%, 10/1/25(a)(b)	2,225,000
6,835,000	Marion County Industrial Development Authority Refunding Revenue, 0.10%, 11/15/32, (Credit Support: Fannie Mae)(b)	6,835,000
4,955,000	Miami-Dade County Industrial Development Authority Revenue, 0.28%, 9/1/29, (LOC: Bank of America NA)(b)	4,955,000
4,500,000	Orange County Health Facilities Authority Refunding Revenue, Series E, 0.09%, 10/1/26, (LOC: Branch Banking & Trust)(b)	4,500,000
8,615,000	Orange County Housing Finance Authority Refunding Revenue, 0.14%, 6/1/25, (Credit Support: Fannie Mae)(b)	8,615,000
4,995,000	Tallahassee Energy System Revenue, Putters Series 2069Z, 0.12%, 4/1/15, (Credit Support: NATL-RE)(b)	4,995,000

		73,895,000

Georgia — 2.52%
7,215,000	Clayton County Housing Authority Refunding Revenue, 0.10%, 9/1/26, (Credit Support: Fannie Mae)(b)	7,215,000
7,985,000	Cobb County Development Authority Refunding Revenue, Series B, 0.10%, 7/1/34, (LOC: Branch Banking & Trust)(b)	7,985,000
4,755,000	Cobb County Housing Authority Refunding Revenue, 0.09%, 3/1/24, (Credit Support: Freddie Mac)(b)	4,755,000
4,915,000	Fulton County Development Authority School Improvement Revenue, 0.12%, 8/1/35, (LOC: Branch Banking & Trust)(b)	4,915,000
7,925,000	Marietta Housing Authority Refunding Revenue, 0.10%, 7/1/24, (Credit Support: Fannie Mae)(b)	7,925,000

		32,795,000

Illinois — 4.35%
7,400,000	Illinois Development Finance Authority YMCA Metro Chicago Project Refunding Revenue, 0.10%, 6/1/29, (LOC: JP Morgan Chase Bank)(b)	7,400,000
2,600,000	Illinois Finance Authority Cultural Pool Revenue, 0.13%, 12/1/25, (LOC: JP Morgan Chase Bank)(b)	2,600,000
9,645,000	Illinois Finance Authority Dominican University Revenue, 0.10%, 3/1/36, (LOC: JP Morgan Chase Bank)(b)	9,645,000
3,930,000	Illinois Finance Authority Garrett Evangelical Project Refunding Revenue, 0.10%, 6/1/40, (LOC: First Midwest Trust Co., Federal Home Loan Bank)(b)	3,930,000
4,995,000	Illinois Finance Authority Revenue, Putters Series 2967, 0.12%, 2/15/16, (Credit Support: Assured GTY)(b)	4,995,000
16,100,000	Illinois Finance Authority Revenue, Series R-11624, 0.22%, 8/15/39, (Credit Support: Assured GTY), Callable 8/15/18 @ 100(a)(b)	16,100,000
5,380,000	Joliet Regional Port District Exxon Project Refunding Revenue, 0.02%, 10/1/24(b)	5,380,000

SCHEDULE OF PORTFOLIO INVESTMENTS	l

Tax-Free Money Market Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

$ 6,645,000	Village of Channahon Morris Hospital Refunding Revenue, Series A, 0.10%, 12/1/23, (LOC: U.S. Bank NA)(b)	$6,645,000

		56,695,000

Indiana — 3.04%
6,020,000	City of South Bend Genesis Project Industrial Improvement Revenue, 0.12%, 4/1/33, (LOC: Citizens Bank of PA., Federal Home Loan Bank)(b)	6,020,000
19,000,000	Indiana Bond Bank Advance Funding Program Cash Flow Management Revenue, Series A, 2.00%, 1/5/12	19,001,521
14,555,000	Indiana Finance Authority Refunding Revenue, 0.08%, 3/1/36, (LOC: Branch Banking & Trust)(b)	14,555,000

		39,576,521

Iowa — 1.25%
5,800,000	City of Urbandale Interstate Acres LP Refunding Revenue, 0.12%, 12/1/14, (LOC: Bankers Trust Co., Federal Home Loan Bank)(b)	5,800,000
1,100,000	Iowa Higher Education Loan Authority Cash Flow Management Revenue, 2.00%, 5/18/12, (LOC: U.S. Bank NA)	1,106,099
7,270,000	Iowa Higher Education Loan Authority University & College Revenue, 0.19%, 5/1/20, (LOC: Wells Fargo Bank)(b)	7,270,000
2,150,000	Woodbury County Revenue, 0.19%, 11/1/16, (LOC: U.S. Bank NA)(b)	2,150,000

		16,326,099

Kentucky — 1.37%
7,855,000	County of Warren Refunding Revenue, 0.13%, 4/1/37, (Credit Support: Assured GTY)(b)	7,855,000
10,000,000	Louisville & Jefferson County Metropolitan Sewer District Refunding Revenue, 2.00%, 3/1/12	10,018,067

		17,873,067

Louisiana — 0.99%
9,055,000	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, Series A, 0.11%, 10/1/37, (LOC: First NBC Bank, Federal Home Loan Bank)(b)	9,055,000
3,890,000	Shreveport Home Mortgage Authority Refunding Revenue, 0.10%, 2/15/23, (Credit Support: Fannie Mae)(b)	3,890,000

		12,945,000

Maryland — 1.35%
17,605,000	Maryland Health & Higher Educational Facilities Authority Revenue, Series D, 0.06%, 7/1/41, (LOC: TD Bank NA)(b)	17,605,000

Massachusetts — 1.45%
14,850,000	Commonwealth of Massachusetts Central Artery Highway Improvements GO, Series B, 0.03%, 12/1/30(b)	14,850,000
4,000,000	Massachusetts Industrial Finance Agency Refunding Revenue, 0.10%, 12/1/24, (LOC: TD Bank NA)(b)	4,000,000

		18,850,000

SCHEDULE OF PORTFOLIO INVESTMENTS	l

Tax-Free Money Market Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

Michigan — 0.97%
$12,475,000	Michigan Finance Authority Cash Flow Management Revenue, Series C-1, 2.00%, 8/20/12, (Credit Support: State Appropriation)	$12,589,134

Minnesota — 8.79%
1,825,000	City of Bloomington Refunding Revenue, Series A1, 0.11%, 11/15/32, (Credit Support: Fannie Mae)(b)	1,825,000
8,350,000	City of Burnsville Southwind Apartments Project Refunding Revenue, 0.12%, 1/1/35, (Credit Support: Freddie Mac)(b)	8,350,000
12,235,000	City of Inver Grove Heights Refunding Revenue, 0.12%, 5/15/35, (Credit Support: Fannie Mae)(b)	12,235,000
1,200,000	City of Minnetonka Refunding Revenue, 0.12%, 11/15/31, (Credit Support: Fannie Mae)(b)	1,200,000
13,165,000	City of Oak Park Heights Refunding Revenue, 0.12%, 11/1/35, (Credit Support: Freddie Mac)(b)	13,165,000
5,565,000	City of Saint Louis Park Westwind Apartments Project Refunding Revenue, 0.12%, 9/15/33, (Credit Support: Fannie Mae)(b)	5,565,000
1,195,000	City of Spring Lake Park Refunding Revenue, 0.12%, 2/15/33, (Credit Support: Fannie Mae)(b)	1,195,000
4,265,000	Elk River Independent School District No. 728 Refunding GO, Series A, 5.00%, 2/1/12, (Credit Support: School District Credit Program)	4,280,403
18,995,000	JPMorgan Chase Putters Drivers Trust GO, Series 3955 Minneapolis St. Paul Met Council GO, 0.07%, 9/1/13(a)(b)	18,995,000
9,320,000	Midwest Consortium of Municipal Utilities Refunding Revenue, Series B, 0.09%, 10/1/35, (LOC: U.S. Bank NA)(b)	9,320,000
6,400,000	Rochester Health Care Facilities TECP, 0.11%, 2/14/12, (Credit Support: Mayo Clinic Foundation)(c)	6,400,000
19,000,000	Rochester Health Care Facilities TECP, 0.14%, 2/6/12, (Credit Support: Mayo Clinic Foundation)(c)	19,000,000
11,000,000	St. Francis Independent School District No 15 Cash Flow Management GO, Series 2011A, 1.00%, 9/12/12, (Credit Support: School District Credit Program)	11,049,197
1,930,000	St. Paul Independent School District No. 625 Refunding GO, Series C, 4.00%, 2/1/12, (Credit Support: School District Credit Program)	1,935,445

		114,515,045

Mississippi — 4.76%
15,000,000	County of Jackson Chevron USA Inc. Project Refunding Revenue, 0.03%, 6/1/23(b)	15,000,000
7,140,000	Mississippi Business Finance Corp. King Edward Hotel Project Revenue, 0.10%, 5/1/39, (LOC: Capital One NA, Federal Home Loan Bank)(b)	7,140,000
10,200,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series B, 0.02%, 12/1/30(b)	10,200,000
15,000,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series B, 0.04%, 12/1/30(b)	15,000,000
6,000,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series C, 0.02%, 11/1/35(b)	6,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS	l

Tax-Free Money Market Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

$ 8,585,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series F, 0.03%, 11/1/35(b)	$8,585,000

		61,925,000

Missouri — 0.15%
2,000,000	St. Charles County Industrial Development Authority Refunding Revenue, 0.10%, 2/1/29, (Credit Support: Fannie Mae)(b)	2,000,000

Montana — 0.90%
11,700,000	Montana Board of Investments Public Improvements Revenue, 0.48%, 3/1/35(b)	11,700,000

Nebraska — 0.46%
6,000,000	Madison County Hospital Authority No. 1 Revenue, Series B, 0.09%, 7/1/33, (LOC: U.S. Bank NA)(b)	6,000,000

New Jersey — 2.41%
18,500,000	New Jersey Economic Development Authority Diocese of Metuchen Project Refunding Revenue, 0.19%, 9/1/30, (LOC: Bank of America NA)(b)	18,500,000
12,895,000	New Jersey Health Care Facilities Financing Authority Refunding Revenue, 0.07%, 7/1/33, (LOC: TD Bank NA)(b)	12,895,000

		31,395,000

New York — 11.99%
7,200,000	City of New York GO, Sub-Series A-4, 0.07%, 8/1/31, (LOC: Bank of Nova Scotia)(b)	7,200,000
25,000,000	City of New York Refunding GO, Sub-Series C-5, 0.06%, 8/1/20, (LOC: BNY Mellon)(b)	25,000,000
2,900,000	Erie County Industrial Development Agency Revenue, Putters Series 2090, 0.11%, 5/1/15, (Credit Support: AGM)(b)	2,900,000
5,000,000	Nassau Health Care Corp. Refunding Revenue, 0.07%, 8/1/29, (Credit Support: County GTY), (LOC: TD Bank NA)(b)	5,000,000
4,475,000	New York City Industrial Development Agency College Improvement Revenue, Series B, 0.09%, 6/1/36, (Credit Support: Radian), (LOC: TD Bank NA)(b)	4,475,000
24,900,000	New York City Transitional Finance Authority Refunding Revenue, 0.04%, 11/1/29(b)	24,900,000
9,000,000	New York Liberty Development Corp., 3 World Trade Center Project Revenue, 0.30%, 11/8/12(b)	9,000,293
10,000,000	New York Metro Transportation Authority TECP, 0.16%, 3/7/12(c)	10,000,000
10,000,000	New York Metro Transportation Authority TECP, 0.18%, 2/1/12(c)	10,000,000
22,900,000	New York State Dormitory Authority Refunding Revenue, Series D, 0.08%, 7/1/31, (LOC: TD Bank NA)(b)	22,900,000
3,800,000	New York State Dormitory Authority Revenue, 0.07%, 7/1/38, (LOC: TD Bank NA)(b)	3,800,000
27,400,000	New York State Energy Research & Development Authority Refunding Revenue, Series A, 0.20%, 8/1/15, (LOC: Wells Fargo Bank)(b)	27,400,000

SCHEDULE OF PORTFOLIO INVESTMENTS	l

Tax-Free Money Market Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

$ 3,500,000	Triborough Bridge & Tunnel Authority, 0.06%, 1/1/32, (LOC: State Street Bank & Trust Co.)(b)	$3,500,000

		156,075,293

North Carolina — 1.88%
3,200,000	Guilford County Industrial Facilities & Pollution Control Financing Authority Revenue, 0.12%, 9/1/29, (LOC: Branch Banking & Trust)(b)	3,200,000
2,100,000	North Carolina Capital Facilities Finance Agency Refunding Revenue, 0.12%, 7/1/19, (LOC: Branch Banking & Trust)(b)	2,100,000
2,800,000	North Carolina Medical Care Commission Lower Cape Fear Hospice Revenue, 0.12%, 11/1/27, (LOC: Branch Banking & Trust)(b)	2,800,000
3,440,000	North Carolina Medical Care Commission Sisters of Mercy Services Corp. Revenue, 0.12%, 3/1/28, (LOC: Branch Banking & Trust)(b)	3,440,000
12,995,000	North Carolina Municipal Power Agency No. 1 Catawba Revenue, Series R-211, 0.11%, 8/1/12, (Credit Support: BHAC)(b)	12,995,000

		24,535,000

Ohio — 0.18%
2,400,000	County of Lucas Cash Flow Management GO, Series 1, 1.00%, 7/19/12	2,405,806

Oregon — 0.37%
4,850,000	Clackamas County Hospital Facility Authority Legacy Health Systems Revenue, Series B, 0.07%, 6/1/37, (LOC: U.S. Bank NA)(b)	4,850,000

Pennsylvania — 8.87%
8,900,000	Allegheny County Higher Education Building Authority Refunding Revenue, Series A, 0.09%, 3/1/38, (LOC: PNC Bank NA)(b)	8,900,000
7,500,000	Allegheny County Hospital Development Authority Revenue, Series A, 0.09%, 6/1/30, (LOC: PNC Bank NA)(b)	7,500,000
4,735,000	Allegheny County Industrial Development Authority Revenue, 0.09%, 6/1/38, (LOC: PNC Bank NA)(b)	4,735,000
12,575,000	Butler County General Authority Iroquois School District Project Refunding Revenue, 0.14%, 8/1/31, (Credit Support: AGM)(b)	12,575,000
10,425,000	Butler County General Authority South Park School District Project Refunding Revenue, 0.14%, 8/1/27, (Credit Support: AGM)(b)	10,425,000
5,000,000	Delaware County Industrial Development Authority General Electric Capital Refunding Revenue, Series G, 0.07%, 12/1/31(b)	5,000,000
5,000,000	Delaware County Industrial Development Authority General Electric Capital Refunding Revenue, Series G, 0.07%, 12/1/31(b)	5,000,000
12,920,000	Delaware County Industrial Development Authority, United Parcel Service Project, 0.05%, 12/1/15(b)	12,920,000
3,100,000	Emmaus General Authority Revenue, Series A11, 0.10%, 3/1/24, (LOC: U.S. Bank NA)(b)	3,100,000

SCHEDULE OF PORTFOLIO INVESTMENTS	l

Tax-Free Money Market Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

$ 4,700,000	Emmaus General Authority Revenue, Series F, 0.10%, 3/1/24, (LOC: U.S. Bank NA)(b)	$4,700,000
8,155,000	JP Morgan Chase Putters/Drivers Trust Refunding GO, Series 3405, 0.11%, 11/15/14, (Credit Support: AGM, State Aid Withholding)(a)(b)	8,155,000
7,740,000	Luzerne County Convention Center Authority Revenue, Series A, 0.09%, 9/1/28, (LOC: PNC Bank NA)(b)	7,740,000
10,680,000	Montgomery County Industrial Development Authority Refunding Revenue, 0.07%, 6/1/33, (LOC: TD Bank NA)(b)	10,680,000
3,730,000	Pennsylvania Economic Development Financing Authority Revenue, 0.09%, 12/1/31, (LOC: PNC Bank NA)(b)	3,730,000
3,100,000	Pennsylvania Higher Educational Facilties Authority Gannon University Refunding Revenue, 0.09%, 5/1/15, (LOC: PNC Bank NA)(b)	3,100,000
7,200,000	Pennsylvania Higher Educational Facilties Authority Holy Family College Refunding Revenue, Series B, 0.09%, 12/1/32, (LOC: TD Bank NA)(b)	7,200,000

		115,460,000

Rhode Island — 0.24%
3,075,000	Rhode Island Health & Educational Building Corp. Refunding Revenue, 0.45%, 6/1/37, (LOC: Bank of America NA)(b)	3,075,000

South Carolina — 1.09%
6,500,000	County of Cherokee Revenue, 0.54%, 12/1/15, (LOC: Bank of America NA)(b)	6,500,000
3,400,000	South Carolina Jobs-Economic Development Authority Revenue, 0.15%, 5/1/29, (LOC: Branch Banking & Trust)(b)	3,400,000
4,250,000	South Carolina Jobs-Economic Development Authority Revenue, 0.19%, 5/1/29, (LOC: Wells Fargo Bank)(b)	4,250,000

		14,150,000

South Dakota — 1.35%
12,640,000	City of Sioux Falls Sales Tax Revenue, Series 2057, 0.12%, 5/15/15(b)	12,640,000
5,000,000	South Dakota Housing Development Authority Revenue, Series C, 0.09%, 5/1/39(b)	5,000,000

		17,640,000

Texas — 10.85%
2,685,000	Crawford Education Facilities Corp. Revenue, 0.11%, 6/1/18, (LOC: U.S. Bank NA)(b)	2,685,000
7,050,000	DeSoto Industrial Development Authority Caterpillar Refunding Revenue, 0.20%, 12/1/16(b)	7,050,000
4,000,000	Gulf Coast Waste Disposal Authority Exxon Project Refunding Revenue, 0.02%, 6/1/20(b)	4,000,000
9,000,000	Harris County Cultural Educational Facilities TECP, 0.28%, 5/3/12, (Credit Support: Methodist Hospital)(c)	9,000,000
8,000,000	Harris County Cultural Educational Facilities TECP, 0.28%, 8/6/12, (Credit Support: Methodist Hospital)(c)	8,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS	l

Tax-Free Money Market Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

$18,000,000	Harris County Cultural Educational Facilities TECP, 0.28%, 8/6/12, (Credit Support: Methodist Hospital)(c)	$18,000,000
4,075,000	Harris County Hospital District Refunding Revenue, Series R-12075, 0.11%, 8/15/15, (Credit Support: BHAC-CR, NATL-RE)(b)	4,075,000
16,800,000	Harris County Industrial Development Corp. Pollution Control Revenue, 0.02%, 3/1/24(b)	16,800,000
3,505,000	JP Morgan Chase Putters/Drivers Trust Houston Community College GO, Series 3356, 0.12%, 2/15/12(a)(b)	3,505,000
11,120,000	Lake Travis Independent School District Putters GO, Series 1882, 0.10%, 2/15/14, (Credit Support: PSF-GTD)(a)(b)	11,120,000
10,000,000	Lower Neches Valley Authority Industrial Development Corp. Exxon Mobil Project Refunding Revenue, Series A, 0.03%, 11/1/29(b)	10,000,000
5,050,000	Splendora Higher Education Facilities Corp. Revenue, Series A, 0.19%, 12/1/26, (LOC: Wells Fargo Bank)(b)	5,050,000
14,000,000	University of Texas TECP, 0.10%, 1/18/12(c)	14,000,000
15,000,000	University of Texas TECP, 0.12%, 1/6/12(c)	15,000,000
13,000,000	University of Texas TECP, 0.12%, 1/9/12(c)	13,000,000

		141,285,000

Utah — 1.31%
5,000,000	County of Emery Refunding Revenue, 0.09%, 11/1/24, (LOC: Wells Fargo Bank)(b)	5,000,000
635,000	County of Sanpete Revenue, 0.19%, 8/1/28, (LOC: U.S. Bank NA)(b)	635,000
3,700,000	Duchesne County School District Revenue, 0.19%, 6/1/21, (LOC: U.S. Bank NA)(b)	3,700,000
3,310,000	Ogden City Redevelopment Agency Tax Allocation Revenue, Series A, 0.19%, 4/1/25, (LOC: Wells Fargo Bank)(b)	3,310,000
4,435,000	Salt Lake County Housing Authority Refunding Revenue, 0.11%, 2/15/31, (Credit Support: Fannie Mae)(b)	4,435,000

		17,080,000

Vermont — 0.25%
3,300,000	Vermont Educational & Health Buildings Financing Agency Springfield Project Refunding Revenue, Series A, 0.09%, 9/1/31, (LOC: TD Bank NA)(b)	3,300,000

Virginia — 3.15%
11,800,000	Arlington County Revenue, 0.09%, 8/1/17, (LOC: PNC Bank NA)(b)	11,800,000
10,000,000	Russell County Industrial Development Authority Revenue, Series B, 0.09%, 7/1/38, (LOC: U.S. Bank NA)(b)	10,000,000
6,560,000	Virginia Beach Development Authority Refunding Revenue, 0.13%, 7/1/33, (LOC: Bank of America NA)(b)	6,560,000
12,675,000	Virginia College Building Authority Shenandoah University Project Refunding Revenue, 0.05%, 11/1/36, (LOC: Branch Banking & Trust)(b)	12,675,000

		41,035,000

SCHEDULE OF PORTFOLIO INVESTMENTS	l

Tax-Free Money Market Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

Washington — 1.20%
$ 5,000,000	Everett Public Facilities District Refunding Revenue, 0.10%, 4/1/36, (LOC: BNY Mellon Bank)(b)	$5,000,000
4,995,000	JP Morgan Chase Putters/Drivers Trust Snohomish County School District No. 15 GO, Series 3542Z, 0.12%, 12/1/14, (Credit Support: School Board GTY)(a)(b)	4,995,000
4,680,000	Washington State Housing Finance Commission Retirement Facilities Revenue, Series A, 0.13%, 8/1/44, (LOC: East West Bank, Federal Home Loan Bank)(b)	4,680,000
900,000	Washington State Housing Finance Commission Revenue, 0.11%, 7/1/22, (LOC: U.S. Bank NA)(b)	900,000

		15,575,000

Wisconsin — 1.88%
7,940,000	Wisconsin Health & Educational Facilities Authority Revenue, 0.19%, 6/1/28, (LOC: Wells Fargo Bank)(b)	7,940,000
6,907,000	Wisconsin Health & Educational Facilities Authority Revenue, Series A, 0.10%, 9/1/19, (LOC: JP Morgan Chase Bank)(b)	6,907,000
7,500,000	Wisconsin Health & Educational Facilities Authority Revenue, Series C, 0.05%, 4/1/28, (LOC: U.S. Bank NA)(b)	7,500,000
2,100,000	Wisconsin Municipalities Private School Finance Commission Revenue, 0.11%, 3/1/23, (LOC: U.S. Bank NA)(b)	2,100,000

		24,447,000

Wyoming — 0.59%
3,500,000	County of Lincoln Exxon Project Pollution Control Revenue, 0.01%, 8/1/15(b)	3,500,000
4,185,000	County of Lincoln Exxon Project Pollution Control Revenue, Series A, 0.02%, 11/1/14(b)	4,185,000

		7,685,000

Total Municipal Bonds		1,278,803,995

(Cost $1,278,803,995) Shares
Investment Company — 1.15%
15,000,000	Goldman Sachs Financial Square Tax Free Money Market Fund	15,000,000

Total Investment Company		15,000,000

(Cost $15,000,000)

Total Investments		$1,293,803,995
(Cost $1,293,803,995)(d) — 99.36%

Other assets in excess of liabilities — 0.64%		8,297,860

NET ASSETS — 100.00%		$1,302,101,855

SCHEDULE OF PORTFOLIO INVESTMENTS	l

Tax-Free Money Market Fund (cont.)

December 31, 2011 (Unaudited)

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate demand security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2011. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(c)	Represents effective yield to maturity on date of purchase.
(d)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

AGM – Assured Guaranty Municipal

BHAC – Berkshire Hathaway Assurance Corp.

BHAC-CR – Berkshire Hathaway Assurance Corp. Custodial Receipts

COP –Certificate of Participation

FGIC – Insured by Financial Guaranty Insurance Corp.

GO – General Obligation

GTY – Guaranty

LOC – Letter of Credit

NATL-RE – Insured by National Public Finance Guarantee Corp.

PSF-GTD – Permanent School Fund Guaranteed

TECP – Tax Exempt Commercial Paper

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS	l

Access Capital Community Investment Fund

December 31, 2011 (Unaudited)

Principal Amount		Value

Municipal Bonds — 2.91%
California — 0.29%
$ 310,000	California Rural Home Mortgage Finance Authority Revenue, Series C, 5.40%, 8/1/35, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 2/1/17 @ 104	$333,455

975,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 10/20/17 @ 102	956,241

330,000	Camarillo California Community Development, Community Tax Allocation (Housing Set-Aside), Series A-T, 5.26%, 9/1/16, (Credit Support: AMBAC)	333,848

		1,623,544

Delaware — 0.27%
730,000	Delaware State Housing Authority Revenue, Series 2, 0.95%, 1/1/14, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac)	731,723

745,000	Delaware State Housing Authority Revenue, Series 2, 1.50%, 1/1/15, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac)	748,479

		1,480,202

Guam — 0.02%
140,000	Guam Power Authority Revenue OID, Series A, 5.00%, 10/1/24, (Credit Support: AMBAC)	136,968

Massachusetts — 1.31%
6,790,000	Massachusetts Housing Finance Agency Revenue, Series B, 6.53%, 12/1/27, (Credit Support: NATL-RE,IBC), Callable 6/1/17 @ 100	7,324,916

Mississippi — 0.02%
100,000	Mississippi Home Corp. Multi Family Revenue OID, 5.35%, 8/20/48, (Credit Support: Ginnie Mae, Fannie Mae), Callable 9/1/18 @ 105	105,523

New York — 0.73%
665,000	New York City Housing Development Corp. Revenue, Series A, 4.15%, 7/15/15, (Credit Support: Fannie Mae)	685,894

700,000	New York State Housing Finance Agency Revenue, 4.50%, 11/15/27, (Credit Support: Fannie Mae), Callable 11/15/16 @ 100	715,617

SCHEDULE OF PORTFOLIO INVESTMENTS	l

Access Capital Community Investment Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

$1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, (Credit Support: Fannie Mae), Callable 11/15/16 @ 100	$988,150
1,620,000	Suffolk County Industrial Development Agency Revenue, 5.70%, 12/1/26, (LOC: Bank of New York), Callable 1/30/12 @ 102	1,667,612

		4,057,273

Texas — 0.20%
1,085,000	Texas Department of Housing & Community Affairs Revenue, 5.13%, 12/1/38, (Credit Support: Fannie Mae)(a)	1,132,187

Utah — 0.07%
397,000	Utah Housing Corp. Multi Family Mortgage Revenue, 7.25%, 1/20/26, (Credit Support: Ginnie Mae)	405,631

Total Municipal Bonds		16,266,244

(Cost $15,521,327)
Corporate Bonds — 0.21%
Diversified Financials — 0.21%
1,993,548	Pacific Beacon LLC 0.80%, 7/15/51(Credit Support: MBIA)(a)(b)(c)	1,147,894

Total Corporate Bonds		1,147,894

(Cost $1,993,548)
U.S. Government Agency Backed Mortgages — 107.98%
Fannie Mae — 78.51%
25,115	Pool #253174, 7.25%, 12/1/29	28,994
29,231	Pool #253214, 7.00%, 1/1/15	31,026
110,355	Pool #257611, 5.50%, 5/1/38	120,610
51,361	Pool #257612, 5.00%, 5/1/38	56,295
383,806	Pool #257613, 5.50%, 6/1/38	419,473
180,062	Pool #257631, 6.00%, 7/1/38	199,390
398,464	Pool #257632, 5.50%, 7/1/38	433,500
289,556	Pool #257649, 5.50%, 7/1/38	316,193
87,094	Pool #257656, 6.00%, 8/1/38	96,552
352,808	Pool #257663, 5.50%, 8/1/38	385,263
526,845	Pool #257857, 6.00%, 12/1/37	579,118
186,430	Pool #257868, 6.50%, 11/1/37	208,605
69,678	Pool #257869, 5.50%, 12/1/37	76,479
377,258	Pool #257890, 5.50%, 2/1/38	411,727
1,568,601	Pool #257892, 5.50%, 2/1/38	1,711,430
357,046	Pool #257893, 6.00%, 2/1/38	393,810
53,854	Pool #257897, 5.50%, 2/1/38	59,111

SCHEDULE OF PORTFOLIO INVESTMENTS	l

Access Capital Community Investment Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

$110,510	Pool #257898, 6.00%, 2/1/38	$122,580
98,307	Pool #257899, 5.00%, 2/1/38	107,412
121,552	Pool #257901, 5.50%, 2/1/38	132,658
54,432	Pool #257902, 6.00%, 2/1/38	60,377
288,240	Pool #257903, 5.50%, 2/1/38	314,216
200,975	Pool #257904, 6.00%, 2/1/38	222,109
87,161	Pool #257913, 5.50%, 1/1/38	95,533
112,666	Pool #257919, 6.00%, 2/1/38	124,513
212,622	Pool #257926, 5.50%, 3/1/38	232,049
298,361	Pool #257942, 5.50%, 4/1/38	325,808
103,729	Pool #257943, 6.00%, 4/1/38	114,864
97,766	Pool #257973, 5.00%, 5/1/38	106,943
83,564	Pool #257995, 6.00%, 7/1/38	92,535
71,721	Pool #258022, 5.50%, 5/1/34	78,117
96,736	Pool #258027, 5.00%, 5/1/34	104,471
113,591	Pool #258030, 5.00%, 5/1/34	122,673
43,837	Pool #258031, 5.00%, 5/1/34	47,342
47,185	Pool #258051, 5.00%, 5/1/34	50,958
261,480	Pool #258070, 5.00%, 6/1/34	283,614
161,014	Pool #258090, 5.00%, 6/1/34	173,889
57,486	Pool #258093, 5.50%, 6/1/34	62,738
48,743	Pool #258121, 5.50%, 6/1/34	53,197
161,802	Pool #258152, 5.50%, 8/1/34	176,485
446,148	Pool #258157, 5.00%, 8/1/34	481,822
188,044	Pool #258163, 5.50%, 8/1/34	205,078
134,454	Pool #258166, 5.50%, 9/1/34	146,571
84,025	Pool #258171, 5.50%, 10/1/34	91,650
313,533	Pool #258173, 5.50%, 10/1/34	341,493
292,700	Pool #258180, 5.00%, 10/1/34	316,104
83,077	Pool #258185, 5.50%, 10/1/34	90,616
83,086	Pool #258187, 5.50%, 11/1/34	90,664
423,726	Pool #258188, 5.50%, 11/1/34	461,910
167,633	Pool #258198, 5.50%, 10/1/34	182,792
91,168	Pool #258199, 5.50%, 9/1/34	99,426
227,775	Pool #258203, 5.50%, 10/1/34	248,373
107,468	Pool #258221, 5.50%, 11/1/34	117,203
46,824	Pool #258222, 5.00%, 11/1/34	50,927
129,865	Pool #258224, 5.50%, 12/1/34	141,548
139,498	Pool #258225, 5.50%, 11/1/34	152,048
108,105	Pool #258236, 5.00%, 12/1/34	117,104
768,358	Pool #258238, 5.00%, 1/1/35	829,677
110,151	Pool #258249, 5.00%, 12/1/34	119,458
148,944	Pool #258251, 5.50%, 1/1/35	162,436
51,621	Pool #258252, 5.50%, 12/1/34	56,362
127,860	Pool #258254, 5.50%, 12/1/34	139,363
132,188	Pool #258258, 5.00%, 1/1/35	143,068
134,909	Pool #258301, 5.50%, 2/1/35	147,109
188,332	Pool #258302, 5.00%, 3/1/35	204,245

SCHEDULE OF PORTFOLIO INVESTMENTS	l

Access Capital Community Investment Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

$ 80,182	Pool #258303, 5.00%, 2/1/35	$87,133
394,466	Pool #258305, 5.00%, 3/1/35	426,932
80,279	Pool #258312, 5.50%, 2/1/35	87,601
311,016	Pool #258324, 5.50%, 4/1/35	338,995
378,120	Pool #258333, 5.00%, 4/1/35	408,296
333,167	Pool #258336, 5.00%, 4/1/35	360,588
250,383	Pool #258339, 5.00%, 4/1/35	270,364
73,333	Pool #258340, 5.00%, 3/1/35	79,758
97,945	Pool #258342, 5.00%, 4/1/35	106,496
133,771	Pool #258346, 5.00%, 3/1/35	144,780
611,238	Pool #258347, 5.00%, 4/1/35	660,018
121,739	Pool #258388, 5.50%, 6/1/35	132,767
66,852	Pool #258392, 5.00%, 6/1/35	72,751
398,892	Pool #258393, 5.00%, 5/1/35	433,717
263,811	Pool #258394, 5.00%, 5/1/35	285,565
387,089	Pool #258395, 5.50%, 6/1/35	421,549
74,215	Pool #258402, 5.00%, 6/1/35	80,764
72,002	Pool #258403, 5.00%, 6/1/35	78,356
96,926	Pool #258404, 5.00%, 6/1/35	105,388
83,579	Pool #258406, 5.50%, 5/1/35	91,254
39,163	Pool #258408, 5.00%, 5/1/34	42,472
93,363	Pool #258409, 5.00%, 5/1/35	101,514
56,028	Pool #258410, 5.00%, 4/1/35	60,972
116,126	Pool #258411, 5.50%, 5/1/35	126,826
153,585	Pool #258422, 5.00%, 6/1/35	166,250
386,076	Pool #258448, 5.00%, 8/1/35	416,887
392,425	Pool #258450, 5.50%, 8/1/35	427,789
54,280	Pool #258451, 5.50%, 7/1/35	59,281
157,065	Pool #258454, 5.50%, 7/1/35	171,219
107,667	Pool #258456, 5.00%, 8/1/35	116,798
425,195	Pool #258460, 5.00%, 8/1/35	459,128
158,935	Pool #258470, 5.00%, 7/1/35	171,619
92,899	Pool #258479, 5.50%, 7/1/35	101,343
259,881	Pool #258552, 5.00%, 11/1/35	281,798
120,528	Pool #258562, 5.50%, 11/1/35	131,747
110,719	Pool #258569, 5.00%, 10/1/35	120,125
758,131	Pool #258571, 5.50%, 11/1/35	826,570
157,005	Pool #258595, 5.50%, 12/1/35	171,178
257,096	Pool #258600, 6.00%, 1/1/36	284,050
637,282	Pool #258627, 5.50%, 2/1/36	694,016
213,948	Pool #258634, 5.50%, 2/1/36	233,462
524,641	Pool #258644, 5.50%, 2/1/36	571,675
94,407	Pool #258650, 5.50%, 1/1/36	103,107
458,998	Pool #258658, 5.50%, 3/1/36	499,860
64,397	Pool #258721, 5.50%, 4/1/36	70,452
144,133	Pool #258736, 5.00%, 3/1/36	156,108
130,609	Pool #258737, 5.50%, 12/1/35	142,767
87,299	Pool #258763, 6.00%, 5/1/36	96,451

SCHEDULE OF PORTFOLIO INVESTMENTS	l

Access Capital Community Investment Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

$217,149	Pool #258779, 6.00%, 5/1/36	$239,780
52,095	Pool #259004, 8.00%, 2/1/30	62,217
36,068	Pool #259011, 8.00%, 3/1/30	43,076
61,135	Pool #259030, 8.00%, 4/1/30	72,699
105,030	Pool #259181, 6.50%, 3/1/31	117,518
106,726	Pool #259187, 6.50%, 4/1/31	118,880
88,241	Pool #259190, 6.50%, 4/1/31	98,870
139,099	Pool #259201, 6.50%, 4/1/31	155,845
38,289	Pool #259284, 6.50%, 8/1/31	42,911
43,295	Pool #259306, 6.50%, 9/1/31	48,461
84,404	Pool #259309, 6.50%, 10/1/31	94,587
212,532	Pool #259316, 6.50%, 11/1/31	238,148
168,986	Pool #259327, 6.00%, 11/1/31	187,927
115,161	Pool #259369, 6.00%, 1/1/32	127,800
77,217	Pool #259372, 6.00%, 1/1/32	85,910
38,566	Pool #259378, 6.00%, 12/1/31	42,879
85,636	Pool #259391, 6.00%, 1/1/32	95,286
108,671	Pool #259393, 6.00%, 1/1/32	120,901
51,543	Pool #259398, 6.50%, 2/1/32	57,774
80,344	Pool #259440, 6.50%, 4/1/32	89,645
95,365	Pool #259560, 6.00%, 9/1/32	106,177
127,550	Pool #259590, 5.50%, 11/1/32	138,944
40,806	Pool #259599, 6.00%, 10/1/32	44,854
98,601	Pool #259607, 5.50%, 11/1/32	107,410
63,699	Pool #259610, 5.50%, 11/1/32	69,390
272,607	Pool #259611, 5.50%, 11/1/32	296,961
75,603	Pool #259612, 5.50%, 11/1/32	82,357
215,505	Pool #259614, 6.00%, 11/1/32	240,126
97,277	Pool #259634, 5.50%, 12/1/32	105,967
72,653	Pool #259655, 5.50%, 2/1/33	79,143
168,838	Pool #259659, 5.50%, 2/1/33	183,922
163,285	Pool #259667, 5.50%, 2/1/33	177,873
40,292	Pool #259671, 5.50%, 2/1/33	43,892
168,679	Pool #259686, 5.50%, 3/1/33	183,748
48,988	Pool #259722, 5.00%, 5/1/33	52,913
147,870	Pool #259723, 5.00%, 5/1/33	159,717
60,264	Pool #259724, 5.00%, 5/1/33	65,092
275,620	Pool #259725, 5.00%, 5/1/33	297,701
75,801	Pool #259726, 5.00%, 5/1/33	81,874
129,830	Pool #259729, 5.00%, 6/1/33	140,232
64,751	Pool #259731, 5.00%, 6/1/33	69,938
136,860	Pool #259733, 5.50%, 6/1/33	149,087
76,568	Pool #259734, 5.50%, 5/1/33	83,408
127,261	Pool #259748, 5.00%, 6/1/33	137,457
192,696	Pool #259753, 5.00%, 7/1/33	208,134
78,015	Pool #259757, 5.00%, 6/1/33	84,265
434,407	Pool #259761, 5.00%, 6/1/33	471,247
163,065	Pool #259764, 5.00%, 7/1/33	176,129

SCHEDULE OF PORTFOLIO INVESTMENTS	l

Access Capital Community Investment Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

$ 123,921	Pool #259765, 5.00%, 7/1/33	$133,849
84,620	Pool #259776, 5.00%, 6/1/33	91,400
148,533	Pool #259777, 5.00%, 7/1/33	160,433
115,700	Pool #259779, 5.00%, 7/1/33	124,970
100,458	Pool #259781, 5.00%, 7/1/33	108,507
61,349	Pool #259789, 5.00%, 7/1/33	66,264
112,759	Pool #259807, 5.00%, 8/1/33	121,776
648,965	Pool #259816, 5.00%, 8/1/33	700,856
34,051	Pool #259819, 5.00%, 8/1/33	36,774
88,561	Pool #259820, 5.00%, 8/1/33	95,642
245,161	Pool #259821, 5.00%, 7/1/33	264,802
445,650	Pool #259830, 5.00%, 8/1/33	481,284
296,315	Pool #259848, 5.00%, 9/1/33	320,009
132,124	Pool #259862, 5.50%, 9/1/33	143,907
87,315	Pool #259867, 5.50%, 10/1/33	95,183
270,669	Pool #259869, 5.50%, 10/1/33	294,807
97,488	Pool #259872, 5.50%, 11/1/33	106,182
31,759	Pool #259873, 5.50%, 10/1/33	34,592
140,403	Pool #259875, 5.50%, 10/1/33	152,925
84,971	Pool #259876, 5.50%, 10/1/33	92,548
152,554	Pool #259879, 5.50%, 10/1/33	166,159
126,105	Pool #259884, 5.50%, 11/1/33	137,351
39,773	Pool #259904, 5.50%, 11/1/33	43,320
224,856	Pool #259906, 5.50%, 11/1/33	244,908
61,535	Pool #259928, 5.50%, 12/1/33	67,081
227,018	Pool #259930, 5.00%, 11/1/33	245,170
92,713	Pool #259936, 5.50%, 11/1/33	100,981
220,312	Pool #259938, 5.50%, 12/1/33	239,959
15,475	Pool #259939, 5.50%, 11/1/33	16,855
104,711	Pool #259946, 5.50%, 12/1/33	114,049
185,992	Pool #259961, 5.50%, 3/1/34	202,578
213,361	Pool #259976, 5.00%, 3/1/34	231,421
139,743	Pool #259977, 5.00%, 3/1/34	150,917
46,643	Pool #259998, 5.00%, 3/1/34	50,372
711,227	Pool #380307, 6.53%, 6/1/16	742,697
594,588	Pool #381985, 7.97%, 9/1/17	654,642
546,013	Pool #382373, 7.58%, 5/1/18	642,080
592,241	Pool #383765, 6.70%, 6/1/19	688,261
2,622,355	Pool #386602, 4.66%, 10/1/13	2,706,783
4,511,434	Pool #386608, 5.37%, 11/1/21	4,970,222
2,625,398	Pool #386641, 5.80%, 12/1/33	3,016,154
693,130	Pool #386674, 5.51%, 11/1/21	762,424
3,540,063	Pool #387374, 5.60%, 5/1/23	4,121,698
864,720	Pool #387446, 5.22%, 6/1/20	986,391
902,152	Pool #387472, 4.89%, 6/1/15	990,806
9,127,219	Pool #387590, 4.90%, 9/1/15	10,064,850
632,797	Pool #462834, 4.70%, 2/1/17	682,249
10,210,082	Pool #463212, 4.68%, 8/1/19	11,459,911

SCHEDULE OF PORTFOLIO INVESTMENTS	l

Access Capital Community Investment Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

$ 7,586,123	Pool #465537, 4.20%, 7/1/20	$8,316,958
747,065	Pool #465946, 3.61%, 9/1/20	797,827
7,484,992	Pool #466303, 3.54%, 11/1/20	7,952,927
10,912,099	Pool #466934, 4.10%, 1/1/21	11,954,953
3,452,621	Pool #467882, 4.24%, 6/1/21	3,791,695
2,483,047	Pool #468104, 3.93%, 5/1/18	2,711,825
250,370	Pool #557295, 7.00%, 12/1/29	286,341
34,253	Pool #575886, 7.50%, 1/1/31	40,277
93,523	Pool #576445, 6.00%, 1/1/31	103,527
25,055	Pool #576520, 5.50%, 3/1/16	27,212
52,647	Pool #577906, 6.50%, 4/1/31	58,821
197,089	Pool #579402, 6.50%, 4/1/31	220,543
170,496	Pool #583728, 6.50%, 6/1/31	190,878
221,703	Pool #585148, 6.50%, 7/1/31	248,139
70,272	Pool #590931, 6.50%, 7/1/31	78,729
79,711	Pool #590932, 6.50%, 7/1/31	89,300
59,157	Pool #591063, 6.50%, 7/1/31	66,298
283,307	Pool #601865, 6.50%, 4/1/31	317,042
154,477	Pool #601868, 6.00%, 7/1/29	171,845
262,337	Pool #607611, 6.50%, 11/1/31	293,862
128,108	Pool #613125, 6.50%, 10/1/31	143,531
322,662	Pool #634271, 6.50%, 5/1/32	361,524
142,729	Pool #640146, 5.00%, 12/1/17	153,468
152,157	Pool #644232, 6.50%, 6/1/32	170,338
32,158	Pool #644432, 6.50%, 7/1/32	35,960
51,808	Pool #644437, 6.50%, 6/1/32	57,997
102,867	Pool #647461, 6.00%, 6/1/32	114,485
117,676	Pool #657250, 6.00%, 10/1/32	130,979
4,158,148	Pool #663159, 5.00%, 7/1/32	4,491,937
192,932	Pool #670278, 5.50%, 11/1/32	210,168
57,742	Pool #676702, 5.50%, 11/1/32	62,900
63,214	Pool #677591, 5.50%, 12/1/32	68,861
722,240	Pool #681883, 6.00%, 3/1/33	804,947
243,239	Pool #683087, 5.00%, 1/1/18	261,539
322,372	Pool #684570, 5.00%, 12/1/32	348,199
150,906	Pool #684644, 4.50%, 6/1/18	160,963
422,105	Pool #686542, 5.50%, 3/1/33	459,814
127,216	Pool #686565, 5.50%, 4/1/33	138,581
182,960	Pool #689034, 5.00%, 5/1/33	197,618
170,825	Pool #689667, 5.50%, 4/1/33	186,085
728,251	Pool #695961, 5.50%, 1/1/33	793,310
156,522	Pool #695962, 6.00%, 11/1/32	174,167
475,507	Pool #696407, 5.50%, 4/1/33	517,987
1,241,595	Pool #702478, 5.50%, 6/1/33	1,352,514
518,701	Pool #702479, 5.00%, 6/1/33	560,258
385,228	Pool #703210, 5.50%, 9/1/32	418,860
169,100	Pool #705576, 5.50%, 5/1/33	184,206
874,619	Pool #720025, 5.00%, 8/1/33	944,692

SCHEDULE OF PORTFOLIO INVESTMENTS	l

Access Capital Community Investment Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

$ 891,969	Pool #723066, 5.00%, 4/1/33	$963,432
411,002	Pool #723067, 5.50%, 5/1/33	447,719
473,726	Pool #723068, 4.50%, 5/1/33	504,444
512,105	Pool #723070, 4.50%, 5/1/33	545,232
385,592	Pool #723328, 5.00%, 9/1/33	416,424
688,200	Pool #727311, 4.50%, 9/1/33	732,718
2,188,620	Pool #727312, 5.00%, 9/1/33	2,363,624
430,489	Pool #727315, 6.00%, 10/1/33	479,659
979,016	Pool #738589, 5.00%, 9/1/33	1,057,299
421,800	Pool #738683, 5.00%, 9/1/33	455,528
661,879	Pool #739269, 5.00%, 9/1/33	714,804
284,472	Pool #743595, 5.50%, 10/1/33	309,841
293,717	Pool #748041, 4.50%, 10/1/33	312,717
823,613	Pool #749891, 5.00%, 9/1/33	893,330
444,594	Pool #749897, 4.50%, 9/1/33	473,354
270,686	Pool #750984, 5.00%, 12/1/18	291,051
331,900	Pool #751008, 5.00%, 12/1/18	357,421
479,648	Pool #753533, 5.00%, 11/1/33	518,002
196,074	Pool #755679, 6.00%, 1/1/34	218,101
218,412	Pool #755745, 5.00%, 1/1/34	235,876
190,454	Pool #755746, 5.50%, 12/1/33	207,438
282,748	Pool #763551, 5.50%, 3/1/34	307,963
945,705	Pool #763820, 5.50%, 1/1/34	1,030,043
412,549	Pool #763824, 5.00%, 3/1/34	445,537
395,435	Pool #765216, 5.00%, 1/1/19	426,421
272,381	Pool #765217, 4.50%, 1/1/19	290,533
315,910	Pool #765306, 5.00%, 2/1/19	340,180
138,570	Pool #773084, 4.50%, 3/1/19	147,804
155,353	Pool #773091, 4.00%, 3/1/19	164,244
197,976	Pool #773096, 4.50%, 3/1/19	211,169
618,878	Pool #773175, 5.00%, 5/1/34	668,364
434,235	Pool #773476, 5.50%, 7/1/19	472,162
277,086	Pool #773547, 5.00%, 5/1/34	299,242
655,034	Pool #773553, 5.00%, 4/1/34	707,411
938,728	Pool #773568, 5.50%, 5/1/34	1,022,444
248,778	Pool #773575, 6.00%, 7/1/34	275,949
266,227	Pool #776849, 5.00%, 11/1/34	287,515
566,540	Pool #776850, 5.50%, 11/1/34	616,976
293,667	Pool #776851, 6.00%, 10/1/34	325,833
645,177	Pool #777444, 5.50%, 5/1/34	702,714
2,630,274	Pool #777621, 5.00%, 2/1/34	2,840,593
453,740	Pool #781437, 6.00%, 8/1/34	503,297
400,361	Pool #781741, 6.00%, 9/1/34	444,088
468,579	Pool #781907, 5.00%, 2/1/21	505,882
508,974	Pool #781954, 5.00%, 6/1/34	549,672
557,087	Pool #781959, 5.50%, 6/1/34	606,768
445,535	Pool #781960, 5.50%, 6/1/34	485,268
522,343	Pool #783893, 5.50%, 12/1/34	569,578

SCHEDULE OF PORTFOLIO INVESTMENTS	l

Access Capital Community Investment Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

$ 630,176	Pool #783929, 5.50%, 10/1/34	$686,375
194,127	Pool #788329, 6.50%, 8/1/34	217,763
174,585	Pool #790282, 6.00%, 7/1/34	193,871
380,701	Pool #797623, 5.00%, 7/1/35	411,083
167,557	Pool #797626, 5.50%, 7/1/35	182,473
144,902	Pool #797627, 5.00%, 7/1/35	156,851
136,452	Pool #797674, 5.50%, 9/1/35	148,855
695,062	Pool #798725, 5.50%, 11/1/34	756,939
445,196	Pool #799547, 5.50%, 9/1/34	485,525
125,738	Pool #799548, 6.00%, 9/1/34	139,549
2,589,170	Pool #806754, 4.50%, 9/1/34	2,755,848
725,420	Pool #806757, 6.00%, 9/1/34	804,650
3,186,686	Pool #806761, 5.50%, 9/1/34	3,470,874
364,317	Pool #808185, 5.50%, 3/1/35	396,750
870,376	Pool #808205, 5.00%, 1/1/35	939,836
93,728	Pool #813942, 5.00%, 11/1/20	101,248
880,050	Pool #815009, 5.00%, 4/1/35	950,282
1,018,833	Pool #817641, 5.00%, 11/1/35	1,104,439
338,208	Pool #820334, 5.00%, 9/1/35	366,097
626,524	Pool #820335, 5.00%, 9/1/35	676,524
675,714	Pool #820336, 5.00%, 9/1/35	732,490
588,357	Pool #822008, 5.00%, 5/1/35	635,310
1,689,000	Pool #829005, 5.00%, 8/1/35	1,823,790
215,466	Pool #829006, 5.50%, 9/1/35	234,647
315,775	Pool #829007, 4.50%, 8/1/35	336,054
96,714	Pool #829117, 5.50%, 9/1/35	105,626
563,010	Pool #829274, 5.00%, 8/1/35	607,941
1,253,025	Pool #829275, 5.00%, 8/1/35	1,353,022
779,378	Pool #829276, 5.00%, 8/1/35	841,576
753,070	Pool #829277, 5.00%, 8/1/35	813,169
206,406	Pool #829356, 5.00%, 9/1/35	223,942
1,399,525	Pool #829649, 5.50%, 3/1/35	1,524,334
243,954	Pool #835287, 5.00%, 8/1/35	263,423
90,898	Pool #843586, 5.50%, 11/1/35	99,275
1,909,783	Pool #844361, 5.50%, 11/1/35	2,079,798
790,860	Pool #845245, 5.50%, 11/1/35	861,265
863,468	Pool #866969, 6.00%, 2/1/36	952,648
349,996	Pool #867569, 6.00%, 2/1/36	385,816
350,879	Pool #867574, 5.50%, 2/1/36	382,609
345,726	Pool #868788, 6.00%, 3/1/36	380,893
358,600	Pool #868849, 6.00%, 4/1/36	395,525
317,140	Pool #870599, 6.00%, 6/1/36	350,192
175,134	Pool #870684, 6.00%, 7/1/36	192,784
739,530	Pool #871072, 5.50%, 2/1/37	804,094
748,926	Pool #873819, 6.39%, 8/1/24	882,171
720,718	Pool #874253, 5.29%, 8/1/17	815,490
3,185,955	Pool #874900, 5.45%, 10/1/17	3,655,384
440,376	Pool #881425, 6.00%, 7/1/36	485,170

SCHEDULE OF PORTFOLIO INVESTMENTS	l

Access Capital Community Investment Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

$ 577,845	Pool #882044, 6.00%, 5/1/36	$636,622
524,952	Pool #883589, 6.00%, 4/1/36	578,677
289,502	Pool #884693, 5.50%, 4/1/36	315,998
2,466,859	Pool #885724, 5.50%, 6/1/36	2,686,467
520,391	Pool #899800, 6.00%, 8/1/37	572,024
162,934	Pool #901412, 6.00%, 8/1/36	179,609
259,126	Pool #905438, 6.00%, 11/1/36	285,241
666,480	Pool #907646, 6.00%, 1/1/37	733,232
296,023	Pool #908671, 6.00%, 1/1/37	326,689
956,344	Pool #908672, 5.50%, 1/1/37	1,039,838
794,266	Pool #911730, 5.50%, 12/1/21	865,129
312,920	Pool #919368, 5.50%, 4/1/37	340,826
828,168	Pool #922582, 6.00%, 12/1/36	912,408
1,840,598	Pool #934941, 5.00%, 8/1/39	1,996,114
1,112,908	Pool #934942, 5.00%, 9/1/39	1,201,375
1,062,260	Pool #941204, 5.50%, 6/1/37	1,157,324
303,137	Pool #941205, 5.00%, 5/1/37	328,371
344,650	Pool #941206, 5.50%, 5/1/37	375,494
261,702	Pool #941487, 6.00%, 8/1/37	288,731
670,784	Pool #943394, 5.50%, 6/1/37	731,653
1,246,098	Pool #944502, 6.00%, 6/1/37	1,369,735
285,314	Pool #945853, 6.00%, 7/1/37	314,247
717,790	Pool #948600, 6.00%, 8/1/37	789,009
706,575	Pool #948672, 5.50%, 8/1/37	768,262
1,170,261	Pool #952598, 6.00%, 7/1/37	1,291,127
594,184	Pool #952623, 6.00%, 8/1/37	653,138
1,667,367	Pool #952632, 6.00%, 7/1/37	1,832,801
301,136	Pool #952649, 6.00%, 7/1/37	331,296
1,006,047	Pool #952659, 6.00%, 8/1/37	1,106,809
221,176	Pool #952665, 6.00%, 8/1/37	243,605
664,497	Pool #952678, 6.50%, 8/1/37	739,798
288,916	Pool #952693, 6.50%, 8/1/37	321,115
626,507	Pool #956050, 6.00%, 12/1/37	688,669
2,580,538	Pool #957324, 5.43%, 5/1/18	2,966,171
387,109	Pool #958502, 5.07%, 5/1/19	440,933
543,088	Pool #959093, 5.50%, 11/1/37	593,557
541,322	Pool #960919, 5.00%, 2/1/38	586,383
298,127	Pool #965239, 5.84%, 9/1/38	329,810
229,624	Pool #975137, 5.00%, 5/1/38	249,599
591,342	Pool #975769, 5.50%, 3/1/38	642,969
564,196	Pool #982656, 5.50%, 6/1/38	615,568
650,025	Pool #982898, 5.00%, 5/1/38	705,353
163,697	Pool #983033, 5.00%, 5/1/38	177,324
372,351	Pool #984842, 5.50%, 6/1/38	406,023
277,484	Pool #986230, 5.00%, 7/1/38	303,530
168,787	Pool #986233, 5.00%, 6/1/38	182,838
540,375	Pool #986239, 6.00%, 7/1/38	595,341
933,140	Pool #986957, 5.50%, 7/1/38	1,014,607

SCHEDULE OF PORTFOLIO INVESTMENTS	l

Access Capital Community Investment Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

$ 655,194	Pool #986958, 5.50%, 7/1/38	$714,443
152,727	Pool #986985, 5.00%, 7/1/23	165,315
668,857	Pool #990510, 5.50%, 8/1/38	727,251
642,520	Pool #990511, 6.00%, 8/1/38	706,270
369,604	Pool #990617, 5.50%, 9/1/38	401,873
134,173	Pool #AA0525, 5.50%, 12/1/38	146,599
1,032,006	Pool #AA0526, 5.00%, 12/1/38	1,121,782
1,821,034	Pool #AA0527, 5.50%, 12/1/38	1,993,677
972,544	Pool #AA0643, 4.00%, 3/1/39	1,021,399
1,162,126	Pool #AA0644, 4.50%, 3/1/39	1,235,667
1,167,439	Pool #AA0645, 4.50%, 3/1/39	1,249,707
510,677	Pool #AA0814, 5.50%, 12/1/38	557,177
880,914	Pool #AA2243, 4.50%, 5/1/39	939,825
1,902,362	Pool #AA3142, 4.50%, 3/1/39	2,037,013
1,044,867	Pool #AA3143, 4.00%, 3/1/39	1,097,355
1,161,835	Pool #AA3206, 4.00%, 4/1/39	1,220,199
1,142,956	Pool #AA3207, 4.50%, 3/1/39	1,215,284
589,769	Pool #AA4468, 4.00%, 4/1/39	620,962
1,027,884	Pool #AA7042, 4.50%, 6/1/39	1,096,784
856,834	Pool #AA7658, 4.00%, 6/1/39	903,625
1,411,132	Pool #AA7659, 4.50%, 6/1/39	1,512,337
736,440	Pool #AA7741, 4.50%, 6/1/24	789,544
911,938	Pool #AA8455, 4.50%, 6/1/39	976,201
1,914,866	Pool #AC1463, 5.00%, 8/1/39	2,067,083
821,186	Pool #AC1464, 5.00%, 8/1/39	889,543
2,173,285	Pool #AC2109, 4.50%, 7/1/39	2,310,813
616,416	Pool #AC4394, 5.00%, 9/1/39	665,416
1,233,869	Pool #AC4395, 5.00%, 9/1/39	1,348,147
1,013,280	Pool #AC5328, 5.00%, 10/1/39	1,103,961
1,318,512	Pool #AC5329, 5.00%, 10/1/39	1,429,916
1,564,411	Pool #AC6304, 5.00%, 11/1/39	1,696,591
796,157	Pool #AC6305, 5.00%, 11/1/39	865,168
1,638,963	Pool #AC6307, 5.00%, 12/1/39	1,777,442
1,150,402	Pool #AC6790, 5.00%, 12/1/39	1,253,353
4,634,866	Pool #AC7199, 5.00%, 12/1/39	5,026,476
2,587,199	Pool #AD1470, 5.00%, 2/1/40	2,802,563
2,849,617	Pool #AD1471, 4.50%, 2/1/40	3,040,631
1,743,129	Pool #AD1560, 5.00%, 3/1/40	1,890,409
3,485,188	Pool #AD1585, 4.50%, 2/1/40	3,718,805
1,469,999	Pool #AD1586, 5.00%, 1/1/40	1,592,365
842,529	Pool #AD1638, 4.50%, 2/1/40	895,846
1,163,000	Pool #AD1640, 4.50%, 3/1/40	1,242,411
3,094,468	Pool #AD1942, 4.50%, 1/1/40	3,301,894
1,144,484	Pool #AD1943, 5.00%, 1/1/40	1,239,753
4,604,269	Pool #AD1988, 4.50%, 2/1/40	4,912,898
941,073	Pool #AD2896, 5.00%, 3/1/40	1,025,291
3,033,127	Pool #AD4456, 4.50%, 4/1/40	3,240,233
1,110,854	Pool #AD4457, 4.50%, 4/1/40	1,185,315

SCHEDULE OF PORTFOLIO INVESTMENTS	l

Access Capital Community Investment Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

$2,473,158	Pool #AD4458, 4.50%, 4/1/40	$2,629,663
1,160,896	Pool #AD4940, 4.50%, 6/1/40	1,244,154
1,095,779	Pool #AD4946, 4.50%, 6/1/40	1,165,121
1,159,996	Pool #AD5728, 5.00%, 4/1/40	1,263,806
1,531,400	Pool #AD7239, 4.50%, 7/1/40	1,641,230
1,288,507	Pool #AD7242, 4.50%, 7/1/40	1,376,488
1,235,350	Pool #AD7256, 4.50%, 7/1/40	1,323,948
2,749,141	Pool #AD7271, 4.50%, 7/1/40	2,936,856
1,354,108	Pool #AD7272, 4.50%, 7/1/40	1,451,223
1,427,968	Pool #AD8960, 5.00%, 6/1/40	1,552,191
2,432,933	Pool #AD9613, 4.50%, 8/1/40	2,586,892
2,082,212	Pool #AD9614, 4.50%, 8/1/40	2,213,977
1,381,601	Pool #AE2011, 4.00%, 9/1/40	1,456,186
3,427,568	Pool #AE2012, 4.00%, 9/1/40	3,599,750
1,611,323	Pool #AE2023, 4.00%, 9/1/40	1,692,267
2,164,594	Pool #AE5432, 4.00%, 10/1/40	2,273,331
1,017,947	Pool #AE5435, 4.50%, 9/1/40	1,082,364
1,060,527	Pool #AE5806, 4.50%, 9/1/40	1,136,586
1,678,443	Pool #AE5861, 4.00%, 10/1/40	1,762,759
2,239,023	Pool #AE5862, 4.00%, 10/1/40	2,359,896
2,503,751	Pool #AE5863, 4.00%, 10/1/40	2,638,915
1,261,869	Pool #AE6850, 4.00%, 10/1/40	1,325,258
1,674,039	Pool #AE6851, 4.00%, 10/1/40	1,758,133
1,362,321	Pool #AE7699, 4.00%, 11/1/40	1,430,756
1,185,058	Pool #AE7703, 4.00%, 10/1/40	1,244,588
2,130,689	Pool #AE7707, 4.00%, 11/1/40	2,237,723
1,110,666	Pool #AH0300, 4.00%, 11/1/40	1,166,460
1,364,460	Pool #AH0301, 3.50%, 11/1/40	1,404,701
858,305	Pool #AH0302, 4.00%, 11/1/40	901,422
1,228,465	Pool #AH0306, 4.00%, 12/1/40	1,296,702
2,105,022	Pool #AH0508, 4.00%, 11/1/40	2,210,766
1,936,723	Pool #AH0537, 4.00%, 12/1/40	2,039,460
1,277,755	Pool #AH0914, 4.50%, 11/1/40	1,358,613
1,634,176	Pool #AH0917, 4.00%, 12/1/40	1,716,268
1,326,584	Pool #AH1077, 4.00%, 1/1/41	1,405,246
1,865,898	Pool #AH2973, 4.00%, 12/1/40	1,959,630
2,398,287	Pool #AH2980, 4.00%, 1/1/41	2,518,764
1,659,178	Pool #AH5656, 4.00%, 1/1/41	1,747,193
1,236,852	Pool #AH5657, 4.00%, 2/1/41	1,298,985
2,579,414	Pool #AH5658, 4.00%, 2/1/41	2,708,989
1,097,922	Pool #AH5662, 4.00%, 2/1/41	1,153,075
2,269,391	Pool #AH5882, 4.00%, 2/1/26	2,393,587
1,611,729	Pool #AH6764, 4.00%, 3/1/41	1,692,693
3,684,178	Pool #AH6768, 4.00%, 3/1/41	3,869,250
1,622,187	Pool #AH7277, 4.00%, 3/1/41	1,709,760
2,311,554	Pool #AH7281, 4.00%, 3/1/41	2,436,342
1,119,426	Pool #AH7526, 4.50%, 3/1/41	1,194,812
3,122,455	Pool #AH7537, 4.00%, 3/1/41	3,291,019

SCHEDULE OF PORTFOLIO INVESTMENTS	l

Access Capital Community Investment Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

$1,042,351	Pool #AH7576, 4.00%, 3/1/41	$1,094,713
2,165,192	Pool #AH8878, 4.50%, 4/1/41	2,302,208
1,267,532	Pool #AH8885, 4.50%, 4/1/41	1,347,743
1,764,814	Pool #AH9050, 3.50%, 2/1/26	1,846,643
1,290,775	Pool #AI0114, 4.00%, 3/1/41	1,360,457
2,766,634	Pool #AI1846, 4.50%, 5/1/41	2,941,710
1,267,163	Pool #AI1847, 4.50%, 5/1/41	1,347,351
2,760,422	Pool #AI1848, 4.50%, 5/1/41	2,935,105
1,666,840	Pool #AI1849, 4.50%, 5/1/41	1,777,529
1,012,231	Pool #AJ0651, 4.00%, 8/1/41	1,063,870
1,262,296	Pool #AJ7667, 3.50%, 12/1/41	1,299,721
1,796,588	Pool #AJ7668, 4.00%, 11/1/41	1,889,084
476,970	Pool #MC0007, 5.50%, 12/1/38	522,189
61,974	Pool #MC0013, 5.50%, 12/1/38	68,353
128,631	Pool #MC0014, 5.50%, 12/1/38	141,268
68,641	Pool #MC0015, 6.00%, 11/1/38	76,416
83,003	Pool #MC0016, 5.50%, 11/1/38	91,158
473,988	Pool #MC0038, 4.50%, 3/1/39	507,389
138,444	Pool #MC0046, 4.00%, 4/1/39	145,767
293,821	Pool #MC0047, 4.50%, 4/1/39	312,414
57,654	Pool #MC0059, 4.00%, 4/1/39	61,108
399,645	Pool #MC0081, 4.00%, 5/1/39	422,219
513,619	Pool #MC0082, 4.50%, 5/1/39	549,814
507,333	Pool #MC0111, 4.00%, 6/1/39	533,928
313,772	Pool #MC0112, 4.50%, 6/1/39	337,059
370,902	Pool #MC0127, 4.50%, 7/1/39	395,880
77,460	Pool #MC0135, 4.50%, 6/1/39	83,790
1,387,030	Pool #MC0137, 4.50%, 7/1/39	1,480,004
1,880,710	Pool #MC0154, 4.50%, 8/1/39	2,006,776
104,579	Pool #MC0155, 5.00%, 8/1/39	114,951
648,502	Pool #MC0160, 4.50%, 8/1/39	689,540
1,133,468	Pool #MC0171, 4.50%, 9/1/39	1,209,446
612,430	Pool #MC0177, 4.50%, 9/1/39	656,352
429,180	Pool #MC0270, 4.50%, 3/1/40	457,949
972,662	Pool #MC0325, 4.50%, 7/1/40	1,037,253
288,510	Pool #MC0422, 4.00%, 2/1/41	303,814
106,565	Pool #MC0426, 4.50%, 1/1/41	113,308
74,686	Pool #MC3344, 5.00%, 12/1/38	82,000
9,790,228	Series 2004-T7, Class A, 5.12%, 7/25/41	11,228,981

		438,266,241

Federal Agricultural Mortgage Corp. — 0.15%
811,458	Series #S0282, 5.63%, 6/10/36(b)	856,146

Freddie Mac — 15.96%
1,060,000	(TBA), 3.50%, 1/1/41(b)	1,092,297
146,001	Pool #A10124, 5.00%, 6/1/33	157,294
260,444	Pool #A10548, 5.00%, 6/1/33	280,588

SCHEDULE OF PORTFOLIO INVESTMENTS	l

Access Capital Community Investment Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

$1,070,395	Pool #A12237, 5.00%, 8/1/33	$1,153,183
433,385	Pool #A12969, 4.50%, 8/1/33	460,065
207,533	Pool #A12985, 5.00%, 8/1/33	223,519
283,856	Pool #A12986, 5.00%, 8/1/33	305,722
209,240	Pool #A14028, 4.50%, 9/1/33	222,121
1,015,286	Pool #A14325, 5.00%, 9/1/33	1,093,495
171,208	Pool #A15268, 6.00%, 10/1/33	190,690
781,249	Pool #A15579, 5.50%, 11/1/33	848,967
467,565	Pool #A17393, 5.50%, 12/1/33	508,093
555,159	Pool #A17397, 5.50%, 1/1/34	603,280
479,233	Pool #A18617, 5.50%, 1/1/34	520,698
338,233	Pool #A19019, 5.50%, 2/1/34	367,498
174,223	Pool #A19362, 5.50%, 2/1/34	189,297
382,821	Pool #A20069, 5.00%, 3/1/34	412,191
1,050,150	Pool #A20070, 5.50%, 3/1/34	1,141,013
1,041,631	Pool #A20540, 5.50%, 4/1/34	1,131,756
231,005	Pool #A20541, 5.50%, 4/1/34	250,992
242,999	Pool #A21679, 5.50%, 4/1/34	264,024
530,858	Pool #A21681, 5.00%, 4/1/34	571,585
498,174	Pool #A23192, 5.00%, 5/1/34	536,394
1,862,254	Pool #A25310, 5.00%, 6/1/34	2,005,124
410,544	Pool #A25311, 5.00%, 6/1/34	442,041
565,399	Pool #A25600, 5.50%, 8/1/34	614,231
85,968	Pool #A26270, 6.00%, 8/1/34	95,428
50,962	Pool #A26386, 6.00%, 9/1/34	56,602
361,281	Pool #A26395, 6.00%, 9/1/34	401,036
319,997	Pool #A26396, 5.50%, 9/1/34	348,034
1,397,245	Pool #A28241, 5.50%, 10/1/34	1,517,922
440,140	Pool #A30055, 5.00%, 11/1/34	475,008
588,625	Pool #A30591, 6.00%, 12/1/34	653,028
511,866	Pool #A31135, 5.50%, 12/1/34	556,474
344,401	Pool #A32976, 5.50%, 8/1/35	374,469
857,979	Pool #A33167, 5.00%, 1/1/35	925,947
1,081,241	Pool #A34999, 5.50%, 4/1/35	1,174,287
592,381	Pool #A35628, 5.50%, 6/1/35	643,358
968,541	Pool #A37185, 5.00%, 9/1/35	1,042,241
1,105,708	Pool #A38830, 5.00%, 5/1/35	1,189,846
123,866	Pool #A39561, 5.50%, 11/1/35	134,719
1,002,123	Pool #A40538, 5.00%, 12/1/35	1,078,379
533,553	Pool #A42095, 5.50%, 1/1/36	580,051
1,312,593	Pool #A42097, 5.00%, 1/1/36	1,412,473
285,383	Pool #A42098, 5.50%, 1/1/36	309,852
115,809	Pool #A42099, 6.00%, 1/1/36	127,829
535,880	Pool #A42802, 5.00%, 2/1/36	576,657
869,197	Pool #A42803, 5.50%, 2/1/36	943,724
278,528	Pool #A42804, 6.00%, 2/1/36	306,740
721,994	Pool #A42805, 6.00%, 2/1/36	795,124
96,364	Pool #A44637, 5.50%, 4/1/36	105,018

SCHEDULE OF PORTFOLIO INVESTMENTS	l

Access Capital Community Investment Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

$ 474,405	Pool #A44638, 6.00%, 4/1/36	$522,902
618,004	Pool #A44639, 5.50%, 3/1/36	670,800
867,909	Pool #A45396, 5.00%, 6/1/35	933,951
497,824	Pool #A46321, 5.50%, 7/1/35	541,287
694,485	Pool #A46735, 5.00%, 8/1/35	747,331
767,223	Pool #A46746, 5.50%, 8/1/35	833,246
287,681	Pool #A46747, 5.50%, 8/1/35	312,797
338,776	Pool #A46748, 5.50%, 8/1/35	368,459
105,834	Pool #A46996, 5.50%, 9/1/35	115,239
626,195	Pool #A46997, 5.50%, 9/1/35	680,865
794,425	Pool #A47552, 5.00%, 11/1/35	854,876
485,107	Pool #A47553, 5.00%, 11/1/35	524,447
444,517	Pool #A47554, 5.50%, 11/1/35	483,256
663,061	Pool #A48788, 5.50%, 5/1/36	719,706
767,400	Pool #A48789, 6.00%, 5/1/36	843,211
578,086	Pool #A49013, 6.00%, 5/1/36	636,008
417,019	Pool #A49526, 6.00%, 5/1/36	458,216
317,025	Pool #A49843, 6.00%, 6/1/36	349,137
649,796	Pool #A49844, 6.00%, 6/1/36	713,989
37,248	Pool #A49845, 6.50%, 6/1/36	41,568
563,130	Pool #A50128, 6.00%, 6/1/36	619,113
913,130	Pool #A59530, 5.50%, 4/1/37	989,712
451,255	Pool #A59964, 5.50%, 4/1/37	490,369
697,230	Pool #A61754, 5.50%, 5/1/37	755,051
244,201	Pool #A61779, 5.50%, 5/1/37	265,139
688,225	Pool #A61915, 5.50%, 6/1/37	745,299
1,761,029	Pool #A61916, 6.00%, 6/1/37	1,932,248
1,305,811	Pool #A63456, 5.50%, 6/1/37	1,423,895
857,895	Pool #A64012, 5.50%, 7/1/37	929,039
391,576	Pool #A64015, 6.00%, 7/1/37	429,281
357,032	Pool #A64016, 6.50%, 7/1/37	395,762
414,374	Pool #A64447, 6.00%, 8/1/37	456,346
584,667	Pool #A64450, 6.00%, 8/1/37	640,964
95,554	Pool #A65713, 6.00%, 9/1/37	105,322
413,823	Pool #A65837, 6.00%, 9/1/37	453,670
757,833	Pool #A66043, 5.50%, 7/1/37	821,390
1,496,207	Pool #A66061, 5.50%, 8/1/37	1,621,690
1,066,479	Pool #A66116, 6.00%, 9/1/37	1,169,170
641,871	Pool #A66122, 6.00%, 8/1/37	705,081
552,668	Pool #A66133, 6.00%, 6/1/37	606,402
1,717,847	Pool #A66156, 6.50%, 9/1/37	1,900,972
643,009	Pool #A67630, 6.00%, 11/1/37	708,139
837,275	Pool #A68766, 6.00%, 10/1/37	921,035
374,286	Pool #A70292, 5.50%, 7/1/37	406,378
122,504	Pool #A73816, 6.00%, 3/1/38	134,950
787,065	Pool #A75113, 5.00%, 3/1/38	848,432
650,207	Pool #A76187, 5.00%, 4/1/38	698,465
579,780	Pool #A78354, 5.50%, 11/1/37	628,767

SCHEDULE OF PORTFOLIO INVESTMENTS	l

Access Capital Community Investment Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

$ 517,326	Pool #A79561, 5.50%, 7/1/38	$560,228
1,084,524	Pool #A91887, 5.00%, 4/1/40	1,170,778
1,282,497	Pool #A92388, 4.50%, 5/1/40	1,365,259
1,024,367	Pool #A93962, 4.50%, 9/1/40	1,094,632
1,103,872	Pool #A95573, 4.00%, 12/1/40	1,162,299
997,908	Pool #A96339, 4.00%, 12/1/40	1,050,727
1,514,644	Pool #A97099, 4.00%, 1/1/41	1,597,654
1,245,518	Pool #A97715, 4.00%, 3/1/41	1,305,994
1,103,419	Pool #A97716, 4.50%, 3/1/41	1,172,900
87,226	Pool #B31082, 6.00%, 3/1/31	97,212
110,824	Pool #B31128, 6.00%, 9/1/31	123,604
186,922	Pool #B31140, 6.50%, 10/1/31	210,458
75,443	Pool #B31150, 6.50%, 11/1/31	85,039
151,135	Pool #B31188, 6.00%, 1/1/32	168,263
27,856	Pool #B31206, 6.00%, 3/1/32	31,061
110,167	Pool #B31292, 6.00%, 9/1/32	122,910
80,201	Pool #B31493, 5.00%, 2/1/34	86,918
493,209	Pool #B31516, 5.00%, 4/1/34	534,520
80,680	Pool #B31517, 5.00%, 4/1/34	87,436
242,097	Pool #B31532, 5.00%, 5/1/34	262,370
130,174	Pool #B31545, 5.00%, 5/1/34	141,144
98,891	Pool #B31546, 5.50%, 5/1/34	108,431
297,739	Pool #B31547, 5.50%, 5/1/34	326,467
229,023	Pool #B31550, 5.00%, 6/1/34	248,194
193,912	Pool #B31551, 5.50%, 6/1/34	212,619
255,344	Pool #B31587, 5.00%, 11/1/34	276,731
236,796	Pool #B31588, 5.50%, 11/1/34	259,651
140,404	Pool #B31642, 5.50%, 5/1/35	153,951
120,479	Pool #B50443, 5.00%, 11/1/18	130,940
173,488	Pool #B50450, 4.50%, 1/1/19	187,085
88,149	Pool #B50451, 5.00%, 1/1/19	95,534
14,029	Pool #B50470, 4.50%, 4/1/19	15,134
164,758	Pool #B50496, 5.50%, 9/1/19	181,153
247,431	Pool #B50499, 5.00%, 11/1/19	269,153
51,854	Pool #B50500, 5.50%, 10/1/19	57,123
120,154	Pool #B50501, 4.50%, 11/1/19	129,552
170,019	Pool #B50504, 5.50%, 11/1/19	187,057
329,412	Pool #B50506, 5.00%, 11/1/19	360,858
89,307	Pool #C35457, 7.50%, 1/1/30	103,300
50,817	Pool #C37233, 7.50%, 2/1/30	59,220
86,749	Pool #C48137, 7.00%, 1/1/31	99,309
36,698	Pool #C48138, 7.00%, 2/1/31	41,922
374,367	Pool #C51686, 6.50%, 5/1/31	419,445
187,677	Pool #C53210, 6.50%, 6/1/31	210,323
63,506	Pool #C53914, 6.50%, 6/1/31	71,196
148,831	Pool #C60020, 6.50%, 11/1/31	166,810
64,758	Pool #C60804, 6.00%, 11/1/31	71,989
66,122	Pool #C65616, 6.50%, 3/1/32	74,145

SCHEDULE OF PORTFOLIO INVESTMENTS	l

Access Capital Community Investment Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

$ 60,347	Pool #C68324, 6.50%, 6/1/32	$67,702
483,780	Pool #C73273, 6.00%, 11/1/32	537,843
291,044	Pool #C73525, 6.00%, 11/1/32	324,101
486,436	Pool #C74672, 5.50%, 11/1/32	528,752
573,884	Pool #C77844, 5.50%, 3/1/33	623,808
161,892	Pool #C77845, 5.50%, 3/1/33	175,975
412,230	Pool #C78252, 5.50%, 3/1/33	448,090
108,027	Pool #C78380, 5.50%, 3/1/33	117,424
147,498	Pool #C79178, 5.50%, 4/1/33	160,306
459,994	Pool #J00980, 5.00%, 1/1/21	494,691
170,687	Pool #J05466, 5.50%, 6/1/22	184,728
658,885	Pool #N31468, 6.00%, 11/1/37	713,680
1,332,672	Pool #Q00462, 4.00%, 3/1/41	1,402,377
1,668,305	Pool #Q00465, 4.50%, 4/1/41	1,770,228

		89,062,179

Ginnie Mae — 13.36%
515,973	Pool #409117, 5.50%, 6/20/38	575,431
557,115	Pool #487643, 5.00%, 2/15/39	617,222
1,328,742	Pool #514702, 8.25%, 12/15/32	1,420,816
467,821	Pool #588448, 6.25%, 9/15/32	478,794
1,302,984	Pool #616936, 5.50%, 1/15/36	1,462,497
560,699	Pool #617904, 5.75%, 9/15/23	571,377
3,207,198	Pool #618363, 4.00%, 9/1/41	3,434,834
557,847	Pool #624106, 5.13%, 3/15/34	568,374
1,375,055	Pool #654705, 4.00%, 10/1/41	1,472,652
450,187	Pool #664269, 5.85%, 6/15/38	476,555
1,195,614	Pool #675509, 5.50%, 6/15/38	1,340,676
848,965	Pool #685140, 5.90%, 4/15/38	898,752
718,582	Pool #697672, 5.50%, 12/15/38	806,104
741,474	Pool #697814, 5.00%, 2/15/39	824,253
753,259	Pool #697885, 4.50%, 3/15/39	821,640
1,301,647	Pool #698112, 4.50%, 5/15/39	1,419,812
2,525,190	Pool #698113, 4.50%, 5/15/39	2,765,477
793,456	Pool #699294, 5.63%, 9/20/38	886,516
4,188,102	Pool #713519, 6.00%, 7/15/39	4,744,170
975,247	Pool #714561, 4.50%, 6/15/39	1,068,048
1,234,962	Pool #716822, 4.50%, 4/15/39	1,347,073
1,184,926	Pool #716823, 4.50%, 4/15/39	1,297,679
1,110,780	Pool #717132, 4.50%, 5/15/39	1,216,478
1,335,318	Pool #717133, 4.50%, 5/15/39	1,456,539
1,356,715	Pool #720080, 4.50%, 6/15/39	1,486,239
1,124,320	Pool #720521, 5.00%, 8/15/39	1,249,840
2,834,828	Pool #726550, 5.00%, 9/15/39	3,151,310
1,752,118	Pool #729018, 4.50%, 2/15/40	1,917,748
1,015,608	Pool #729019, 5.00%, 2/15/40	1,128,991
1,010,110	Pool #729346, 4.50%, 7/15/41	1,106,859
1,462,175	Pool #737574, 4.00%, 11/15/40	1,572,010

SCHEDULE OF PORTFOLIO INVESTMENTS	l

Access Capital Community Investment Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

$ 997,987	Pool #738844, 3.50%, 10/15/41	$1,044,144
1,215,869	Pool #738845, 3.50%, 10/15/41	1,272,103
2,363,175	Pool #738862, 4.00%, 10/15/41	2,538,474
1,065,182	Pool #747241, 5.00%, 9/20/40	1,178,150
1,362,136	Pool #748654, 3.50%, 9/15/40	1,425,135
1,011,881	Pool #748846, 4.50%, 9/20/40	1,108,326
1,108,644	Pool #757016, 3.50%, 11/15/40	1,159,919
1,078,376	Pool #757017, 4.00%, 12/15/40	1,159,380
1,485,811	Pool #759196, 3.50%, 1/15/41	1,554,529
1,001,816	Pool #762877, 4.00%, 4/15/41	1,079,888
1,132,265	Pool #763564, 4.50%, 5/15/41	1,241,776
1,649,278	Pool #770391, 4.50%, 6/15/41	1,807,248
1,783,149	Pool #770481, 4.00%, 8/15/41	1,915,423
1,069,141	Pool #770482, 4.50%, 8/15/41	1,166,198
2,514,434	Pool #770517, 4.00%, 8/15/41	2,700,954
1,158,311	Pool #770529, 4.00%, 8/15/41	1,244,234
2,243,111	Pool #770537, 4.00%, 8/15/41	2,409,504
1,045,360	Pool #770738, 4.50%, 6/20/41	1,139,769
2,119,060	Pool #779592, 4.00%, 11/15/41	2,269,463
1,496,540	Pool #779593, 4.00%, 11/15/41	1,602,759

		74,602,142

Total U.S. Government Agency Backed Mortgages		602,786,708

(Cost $563,261,735)
U.S. Government Agency Obligations — 10.43%
Community Reinvestment Revenue Notes — 0.71%
4,030,348	3.98%, 8/1/35(c)	3,963,732

Federal Home Loan Bank — 0.36%
2,000,000	0.09%, 4/9/12(d)(e)	1,999,892

Small Business Administration — 8.30%
307,365	0.53%, 4/30/35(b)	307,404
168,457	0.53%, 10/14/20(b)	168,600
4,816,261	0.53%, 3/25/21(a)	4,779,660
247,063	0.55%, 4/25/28(a)	244,868
201,303	0.55%, 3/25/29(a)	199,478
1,221,123	0.55%, 9/25/30(a)	1,209,727
409,898	0.60%, 11/25/29(a)	406,956
260,189	0.60%, 3/25/28(a)	258,384
232,375	0.63%, 6/25/18(a)	231,453
1,079,766	0.63%, 3/19/32(b)	1,082,410
98,859	0.65%, 3/25/14(a)	98,656
931,191	0.66%, 10/26/26(b)	935,917
194,919	0.66%, 3/8/26(b)	195,870
429,802	0.66%, 6/8/32(b)	431,108
252,915	0.70%, 3/30/20(b)	254,099

SCHEDULE OF PORTFOLIO INVESTMENTS	l

Access Capital Community Investment Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

$ 82,027	0.70%, 2/13/20(b)	$82,402
196,705	0.70%, 2/17/20(b)	197,572
255,909	0.70%, 8/6/19(b)	256,846
594,108	0.75%, 11/29/32(b)	596,705
165,516	0.80%, 8/8/32(b)	166,415
1,280,267	0.80%, 3/27/33(b)	1,286,540
312,851	0.80%, 9/14/29(b)	314,960
243,684	0.80%, 2/21/33(b)	244,900
747,342	0.88%, 1/26/32(b)	752,920
573,772	0.88%, 11/17/19(b)	578,237
33,147	0.88%, 6/4/14(b)	33,191
175,761	0.88%, 12/1/19(b)	177,121
1,324,948	0.88%, 8/1/32(b)	1,334,093
1,423,841	0.89%, 4/21/34(b)	1,433,152
1,017,473	0.90%, 3/14/18(b)	1,022,913
159,635	0.91%, 4/16/20(b)	160,876
94,426	1.13%, 7/30/17(a)(b)	95,128
1,025,857	1.14%, 11/4/34(b)	1,041,022
16,447,656	1.26%, 7/18/30*(b)	373,362
16,828,919	1.45%, 3/25/36(a)	17,306,581
579,641	2.00%, 6/20/14(b)	583,250
482,735	3.13%, 10/25/15(a)	498,366
800,892	3.38%, 10/25/15(a)	817,656
281,165	3.38%, 5/25/16(a)	287,889
413,503	3.58%, 12/25/15(a)	423,130
81,343	5.70%, 7/30/17(b)	82,700
369,255	5.85%, 11/27/27(b)	389,178
105,083	5.86%, 11/15/22(b)	109,465
178,158	6.00%, 3/9/22(b)	184,541
525,922	6.03%, 10/31/32(b)	555,479
1,312,160	6.13%, 3/31/31(b)	1,387,258
163,914	6.25%, 8/30/27(b)	172,912
104,916	6.30%, 4/15/18(b)	106,869
557,611	6.35%, 8/13/26(b)	586,473
976,036	6.45%, 2/19/32(b)	1,034,711
55,943	6.69%, 5/28/24(b)	58,516
40,305	7.08%, 9/1/13(b)	41,128
100,521	7.08%, 1/19/14(b)	102,537
187,348	7.33%, 6/29/16(b)	191,561
133,551	7.33%, 2/23/16(b)	136,455
40,973	7.38%, 1/1/15(b)	41,934
12,354	7.38%, 4/1/15(b)	12,626
59,638	7.58%, 8/1/16(b)	61,121
188,608	7.83%, 9/28/16(b)	194,136

SCHEDULE OF PORTFOLIO INVESTMENTS	l

Access Capital Community Investment Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

$ 465	8.08%, 2/15/14(b)	$479
952	9.58%, 2/15/12(b)	950

		46,320,846

United States Department of Agriculture — 1.06%
287,808	1.13%, 5/31/14(b)	292,680
176,038	5.09%, 3/1/20(b)	179,925
316,278	5.38%, 10/26/22(b)	329,696
177,790	5.59%, 1/20/38(b)	185,531
104,279	5.66%, 1/20/38(b)	108,924
276,200	5.70%, 1/20/38(b)	288,662
218,300	5.73%, 4/20/37(b)	228,243
447,953	5.73%, 2/1/30(b)	470,763
747,798	5.75%, 1/20/33(b)	788,061
125,555	6.01%, 11/8/32(b)	132,607
218,958	6.01%, 1/20/38(b)	230,530
173,524	6.05%, 1/5/26(b)	182,095
507,066	6.07%, 4/20/37(b)	532,070
141,655	6.08%, 7/1/32(b)	149,705
92,421	6.09%, 5/17/22(b)	95,854
197,633	6.10%, 8/25/37(b)	208,210
38,471	6.10%, 1/1/13(b)	39,017
217,356	6.12%, 4/20/37(b)	228,779
88,794	6.13%, 7/20/22(b)	92,140
94,514	6.18%, 1/20/38(b)	99,789
222,803	6.22%, 1/20/37(b)	235,534
380,061	6.23%, 3/14/32(b)	402,011
1,788	6.28%, 3/1/14(b)	1,819
230,817	6.38%, 2/16/37(b)	244,836
197,468	6.64%, 4/20/37(b)	210,262

		5,957,743

Total U.S. Government Agency Obligations		58,242,213

(Cost $58,620,003)

Principal Amount		Value

Promissory Notes — 1.90%
$9,375,000	Massachusetts Housing Investment Corp. Term Loan, 6.67%, 4/1/35(b)(c)	$10,583,162

Total Promissory Notes		10,583,162

(Cost $9,375,000)

SCHEDULE OF PORTFOLIO INVESTMENTS	l

Access Capital Community Investment Fund (cont.)

December 31, 2011 (Unaudited)

Shares		Value

Investment Company — 2.76%
15,409,523	JPMorgan Prime Money Market Fund	$15,409,523

Total Investment Company		15,409,523

(Cost $15,409,523)

Total Investments		$704,435,744
(Cost 664,181,136)(f) — 126.19%

Liabilities in excess of other assets — (26.19)%		(146,200,550)

NET ASSETS — 100.00%		$558,235,194

*	Interest Only security represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
(a)	Floating rate note. Rate shown is as of report date.
(b)	Fair valued security under procedures established by the Fund’s Board of Trustees.
(c)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933).

The total investment in restricted and illiquid securities representing $15,694,788 or 2.81% of net assets are as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	12/31/2011 Carrying Value Per Unit
$1,993,548	Pacific Beacon LLC	12/18/2006	$1,993,548	$0.58
	Community Reinvestment
$4,030,348	Revenue Note	3/24/2008	$3,979,162	$0.98
	Massachusetts Housing
$9,375,000	Investment Corp.	3/29/2005	$9,375,000	$1.13

(d)	This security is pledged as collateral for financial futures contracts.
(e)	The rate represents the annualized yield at time of purchase.
(f)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

AMBAC – Insured by American Municipal Bond Insurance Assurance Corp.

IBC - Insured by International Bancshares Corp.

LOC - Letter of Credit

MBIA – Insured by MBIA

NATL-RE – Insured by National Public Finance Guarantee Corp.

OID–Original Issue Discount

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS	l

RBC U.S. Long Corporate Fund

December 31, 2011 (Unaudited)

Principal Amount		Value

Corporate Bonds — 98.21%
Banks - Domestic — 5.38%
$70,000	Bank of America Corp., 6.50%, 9/15/37	$57,326
70,000	Citigroup, Inc., 6.00%, 10/31/33	59,971
25,000	Fifth Third Bancorp, 8.25%, 3/1/38	30,596
70,000	Wachovia Corp., 5.50%, 8/1/35	68,246

		216,139

Consumer Discretionary — 17.02%
65,000	Anheuser-Busch Cos., Inc., 6.80%, 8/20/32	84,807
40,000	CBS Corp., 7.88%, 7/30/30	50,888
70,000	Comcast Corp., 6.40%, 5/15/38	84,100
60,000	Directv Holdings LLC/Directv Financing Co., Inc., 6.35%, 3/15/40	68,257
70,000	Estee Lauder Cos., Inc. (The), 6.00%, 5/15/37	90,009
30,000	McDonald’s Corp., 6.30%, 10/15/37	41,921
70,000	News America, Inc., 6.20%, 12/15/34	75,253
60,000	Time Warner Cable, Inc., 7.30%, 7/1/38	72,909
60,000	Time Warner, Inc., 7.70%, 5/1/32	78,281
30,000	Viacom, Inc., 6.88%, 4/30/36	37,547

		683,972

Consumer Staples — 8.67%
50,000	Archer-Daniels-Midland Co., 7.50%, 3/15/27	69,682
70,000	CVS Caremark Corp., 6.13%, 9/15/39	85,182
65,000	Kraft Foods, Inc., 6.88%, 2/1/38	86,071
80,000	Wal-Mart Stores, Inc., 6.20%, 4/15/38	107,435

		348,370

Energy — 16.09%
70,000	Anadarko Petroleum Corp., 6.45%, 9/15/36	79,807
65,000	Apache Corp., 6.00%, 1/15/37	83,803
30,000	Cameron International Corp., 7.00%, 7/15/38	37,400
50,000	ConocoPhillips Holding Co., 6.95%, 4/15/29	68,165
25,000	Devon Financing Corp., 7.88%, 9/30/31	35,363
40,000	Enterprise Products Operating LLC, 6.88%, 3/1/33	48,276
30,000	Hess Corp., 5.60%, 2/15/41	33,518
43,000	Kinder Morgan Energy Partners LP, 7.40%, 3/15/31	51,380
70,000	Midamerican Energy Holdings Co., 6.13%, 4/1/36	83,604
75,000	ONEOK Partners LP, 6.65%, 10/1/36	88,697
30,000	Williams Partners LP, 6.30%, 4/15/40	36,579

		646,592

Finance - Diversified Domestic — 8.02%
30,000	Credit Suisse USA, Inc., 7.13%, 7/15/32	35,483
50,000	General Electric Capital Corp, 5.88%, 1/14/38	52,979
50,000	General Electric Capital Corp., 6.88%, 1/10/39	59,902
50,000	Goldman Sachs Group, Inc., 6.75%, 10/1/37	46,526
60,000	HSBC Holdings Plc, 7.63%, 5/17/32	60,556

SCHEDULE OF PORTFOLIO INVESTMENTS	l

RBC U.S. Long Corporate Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

$ 40,000	JPMorgan Chase & Co., 6.40%, 5/15/38	$46,435
20,000	Morgan Stanley, 7.25%, 4/1/32	20,394

		322,275

Health Care — 3.58%
65,000	GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	86,973
40,000	Roche Holdings, Inc., 7.00%, 3/1/39(a)	56,678

		143,651

Industrials — 6.42%
60,000	Boeing Co. (The), 6.88%, 3/15/39	85,321
70,000	Norfolk Southern Corp., 7.05%, 5/1/37	98,096
30,000	United Technologies Corp., 6.13%, 7/15/38	37,539
30,000	Waste Management, Inc., 6.13%, 11/30/39	36,800

		257,756

Insurance — 5.65%
50,000	AXA SA, 8.60%, 12/15/30	49,244
35,000	Hartford Financial Services Group Inc., 6.10%, 10/1/41	32,754
30,000	MetLife, Inc., 6.40%, 12/15/36	28,388
30,000	New York Life Insurance Co., 6.75%, 11/15/39(a)	38,308
35,000	Prudential Financial, Inc., 5.70%, 12/14/36	34,750
35,000	Travelers Cos., Inc., 6.25%, 6/15/37	43,522

		226,966

Materials — 5.59%
30,000	ArcelorMittal, 7.00%, 10/15/39	27,879
65,000	Dow Chemical Co. (The), 7.38%, 11/1/29	82,492
25,000	Georgia-Pacific LLC, 7.75%, 11/15/29	31,464
35,000	Rio Tinto Alcan, Inc., 6.13%, 12/15/33	43,080
35,000	Vale Overseas Ltd., 6.88%, 11/21/36	39,849

		224,764

Real Estate — 1.69%
60,000	HCP, Inc. REIT, 6.75%, 2/1/41	67,831

Telecommunication Services — 9.37%
30,000	Alltel Corp., 7.88%, 7/1/32	42,877
115,000	AT&T, Inc., 6.40%, 5/15/38	142,068
65,000	Cisco Systems, Inc., 5.90%, 2/15/39	81,381
35,000	Telefonica Emisiones SAU, 7.05%, 6/20/36	34,127
60,000	Verizon Communications, Inc., 6.40%, 2/15/38	76,164

		376,617

Utilities — 10.73%
30,000	Appalachian Power Co., 7.00%, 4/1/38	40,262
30,000	Consolidated Edison Co. of New York, Inc., 5.50%, 12/1/39	36,577
70,000	Florida Power & Light Co., 5.95%, 2/1/38	91,782

SCHEDULE OF PORTFOLIO INVESTMENTS	l

RBC U.S. Long Corporate Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

$70,000	Pacific Gas & Electric Co., 6.05%, 3/1/34	$86,649
42,000	Sempra Energy, 6.00%, 10/15/39	51,822
50,000	South Carolina Electric & Gas Co., 5.50%, 12/15/39	60,035
50,000	Virginia Electric & Power Co., 6.00%, 5/15/37	63,830

		430,957

Total Corporate Bonds		3,945,890

(Cost $3,743,378)

Shares
Investment Company — 0.99%
39,960	JPMorgan Prime Money Market Fund	39,960

Total Investment Company		39,960

(Cost $39,960)

Total Investments		$3,985,850
(Cost $ 3,783,338)(b) — 99.20%

Other assets in excess of liabilities — 0.80%		31,987

NET ASSETS — 100.00%		$4,017,837

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS	l

RBC BlueBay Emerging Market Select Bond Fund

December 31, 2011 (Unaudited)

Principal Amount		Value

Corporate Bonds — 3.18%
Netherlands — 1.76%
$ 330,000	VimpelCom Holdings BV, 7.50%, 3/1/22	$277,200
United States — 1.42%
250,000	Reliance Holdings USA, Inc., 6.25%, 10/19/40	222,275

Total Corporate Bonds		499,475

(Cost $511,895)
Foreign Government Bonds — 69.32%
Argentina — 1.28%
570,000	Argentine Republic Government International Bond, 2.50%, 12/31/38(a)	200,925
Brazil — 4.65%
630,000	Brazilian Government International Bond, 5.63%, 1/7/41	730,800
Chile — 1.23%
190,000	Chile Government International Bond, 3.25%, 9/14/21	193,363
Columbia — 6.35%
740,000	Colombia Government International Bond, 4.38%, 7/12/21	795,500
128,000,000	Colombia Government International Bond, 7.75%, 4/14/21	78,939
186,000,000	Colombia Government International Bond, 12.00%, 10/22/15	123,066

		997,505

Dominican Republic — 1.87%
300,000	Dominican Republic International Bond, 7.50%, 5/6/21	294,000
Indonesia — 6.27%
400,000	Indonesia Government International Bond, 11.63%, 3/4/19	591,000
1,161,000,000	Indonesia Treasury Bond, 9.50%, 7/15/31(b)	160,394
793,000,000	Indonesia Treasury Bond, 11.50%, 9/15/19(b)	116,888
725,000,000	Indonesia Treasury Bond, 12.80%, 6/15/21(b)	117,818

		986,100

Malaysia — 5.51%
915,000	Malaysia Government Bond, 4.26%, 9/15/16	300,400
912,000	Malaysia Government Bond, 5.09%, 4/30/14	301,156
250,000	Wakala Global Sukuk Bhd, 4.65%, 7/6/21	264,072

		865,628

Mexico — 11.13%
6,000,000	Mexican Bonos, 6.25%, 6/16/16	442,531
2,100,000	Mexican Bonos, 6.50%, 6/10/21	150,269
500,000	Mexico Government International Bond, 5.13%, 1/15/20	571,250
550,000	Mexico Government International Bond, 5.75%, 10/12/10	585,750

		1,749,800

Panama — 0.75%
90,000	Panama Government International Bond, 6.70%, 1/26/36	117,450

SCHEDULE OF PORTFOLIO INVESTMENTS	l

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

Peru — 0.57%
$ 213,000	Peruvian Government International Bond, 7.84%, 8/12/20	$90,066
Philippines — 4.22%
480,000	Philippine Government International Bond, 9.88%, 1/15/19	663,928
Poland — 2.06%
619,000	Poland Government Bond, 5.00%, 4/25/16	177,818
90,000	Poland Government Bond, 5.25%, 10/25/20	25,014
70,000	Poland Government Bond, 5.50%, 10/25/19	20,050
350,000	Poland Government Bond, 5.75%, 9/23/22	100,320

		323,202

Russia — 4.02%
10,780,000	Russian Federal Bond - OFZ, 7.35%, 1/20/16(b)	329,720
300,000	Russian Foreign Bond - Eurobond, 3.63%, 4/29/15	301,500

		631,220

South Africa — 5.08%
2,630,000	South Africa Government Bond, 7.25%, 1/15/20	313,252
3,213,000	South Africa Government Bond, 13.50%, 9/15/15	484,663

		797,915

Sri Lanka — 1.75%
280,000	Sri Lanka Government International Bond, 6.25%, 7/27/21	275,902
Thailand — 3.79%
4,529,070	Thailand Government Bond, 1.20%, 7/14/21	150,039
11,750,000	Thailand Government Bond, 3.13%, 12/11/15	371,832
2,250,000	Thailand Government Bond, 5.25%, 5/12/14	74,687

		596,558

Turkey — 3.75%
315,000	Turkey Government Bond, 10.15%, 2/20/13(c)	147,507
320,000	Turkey Government Bond, 10.33%, 5/15/13(c)	146,418
310,000	Turkey Government International Bond, 5.13%, 3/25/22	296,050

		589,975

Ukraine — 1.60%
290,000	Ukraine Government International Bond, 7.75%, 9/23/20	250,850
Uruguay — 0.63%
2,000,000	Uruguay Government International Bond, 4.38%, 12/15/28	99,849
Venezuela — 2.81%
490,000	Venezuela Government International Bond, 12.75%, 8/23/22	442,225

Total Foreign Government Bonds		10,897,261

(Cost $10,906,211)

SCHEDULE OF PORTFOLIO INVESTMENTS	l

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2011 (Unaudited)

Value

Total Investments	$11,396,736
(Cost $11,418,106)(d) — 72.50%

Other assets in excess of liabilities — 27.50%	4,323,964

NET ASSETS — 100.00%	$15,720,700

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(b)	Security is a fully principal/notional funded Total Return swap with Morgan Stanley Capital Services, Inc. where upon maturity of this bond the Fund will receive the fully funded obligation principal amount from the broker.
(c)	Zero coupon bond. The rate represents the yield at time of purchase.
(d)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of December 31, 2011:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
BRL	270,825	USD	150,000	Citibank, N.A.	01/04/12	$(4,993)
BRL	1,382,250	USD	750,000	Citibank, N.A.	01/04/12	(9,905)
BRL	1,452,460	USD	775,700	HSBC Securities, Inc.	02/02/12	(3,598)
CLP	69,457,500	USD	135,659	Goldman Sachs Bank USA	01/25/12	(2,496)
CNY	3,337,688	USD	525,000	Citibank, N.A.	02/08/12	1,823
COP	408,450,000	USD	211,358	Goldman Sachs Bank USA	01/25/12	243
EUR	70,000	USD	93,561	JPMorgan Chase Bank, N.A.	01/25/12	(2,948)
EUR	70,000	USD	93,519	JPMorgan Chase Bank, N.A.	01/25/12	(2,906)
EUR	70,000	USD	91,800	HSBC Securities, Inc.	01/25/12	(1,187)
EUR	40,000	USD	52,288	Morgan Stanley Capital Services, Inc.	01/25/12	(509)
EUR	40,000	USD	52,222	Morgan Stanley Capital Services, Inc.	01/25/12	(442)
INR	18,315,500	USD	348,336	HSBC Securities, Inc.	01/25/12	(7,178)
INR	18,315,500	USD	348,203	Goldman Sachs Bank USA	01/25/12	(7,046)
INR	2,139,200	USD	40,000	Morgan Stanley Capital Services, Inc.	01/25/12	(154)
MXN	547,780	USD	40,000	Morgan Stanley Capital Services, Inc.	01/25/12	(838)
MXN	549,380	USD	40,000	Goldman Sachs Bank USA	01/25/12	(724)
MXN	1,584,160	USD	114,873	Morgan Stanley Capital Services, Inc.	01/25/12	(1,619)
MXN	1,584,160	USD	114,838	JPMorgan Chase Bank, N.A.	01/25/12	(1,583)
MXN	551,920	USD	40,000	Morgan Stanley Capital Services, Inc.	01/25/12	(542)
PLN	629,385	USD	184,840	Deutsche Bank AG	01/25/12	(2,916)
PLN	629,384	USD	184,771	JPMorgan Chase Bank, N.A.	01/25/12	(2,847)
RUB	4,344,725	USD	137,058	Goldman Sachs Bank USA	01/25/12	(2,657)
ZAR	1,039,736	USD	127,067	RBS Securities, Inc.	01/25/12	1,134
ZAR	1,039,736	USD	123,572	RBS Securities, Inc.	01/25/12	4,629
KRW	45,902,000	USD	40,000	HSBC Securities, Inc.	01/25/12	(545)
TRY	64,249	USD	34,441	Deutsche Bank AG	01/25/12	(732)
USD	40,000	BRL	72,900	HSBC Securities, Inc.	01/04/12	967

SCHEDULE OF PORTFOLIO INVESTMENTS	l

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2011 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	70,000	BRL	127,715	HSBC Securities, Inc.	01/04/12	$ 1,618
USD	780,892	BRL	1,452,460	HSBC Securities, Inc.	01/04/12	3,205
USD	94,034	EUR	70,000	JPMorgan Chase Bank, N.A.	01/25/12	3,420
USD	92,571	EUR	70,000	JPMorgan Chase Bank, N.A.	01/25/12	1,958
USD	104,613	EUR	80,000	JPMorgan Chase Bank, N.A.	01/25/12	1,055
USD	91,511	EUR	70,000	Deutsche Bank AG	01/25/12	898
USD	74,945	MYR	236,550	RBS Securities, Inc.	01/25/12	431
USD	40,000	RUB	1,264,900	Goldman Sachs Bank USA	01/25/12	871
USD	40,000	RUB	1,266,900	HSBC Securities, Inc.	01/25/12	809
USD	40,000	RUB	1,267,640	HSBC Securities, Inc.	01/25/12	787
USD	40,000	RUB	1,269,900	Goldman Sachs Bank USA	01/25/12	717
USD	40,000	RUB	1,271,800	HSBC Securities, Inc.	01/25/12	658
USD	235,213	ZAR	1,932,672	JPMorgan Chase Bank, N.A.	01/25/12	(3,089)
USD	40,000	ZAR	330,784	BNP Paribas	01/25/12	(786)
USD	40,000	ZAR	330,800	BNP Paribas	01/25/12	(788)
USD	40,000	ZAR	330,876	Credit Suisse International	01/25/12	(797)
USD	135,556	ZAR	1,124,231	HSBC Securities, Inc.	01/25/12	(3,064)
USD	37,286	KRW	42,699,375	HSBC Securities, Inc.	01/25/12	583
USD	60,000	KRW	69,444,000	Nomura Securities Co. Ltd.	01/25/12	309
USD	40,000	KRW	46,420,000	Goldman Sachs Bank USA	01/25/12	100
USD	124,728	THB	3,867,500	RBS Securities, Inc.	01/25/12	2,483
USD	124,597	THB	3,867,500	Goldman Sachs Bank USA	01/25/12	2,352

Total						$(35,839)

Interest rate swaps as of December 31, 2011:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation
9.80%	BRL-CDI	Morgan Stanley Capital Services, Inc.	01/02/14	BRL 3,500	$(20,527)
6.55%	MXN-TIIE-Banxico	Morgan Stanley Capital Services, Inc.	11/23/21	MXN 620	(863)

Total					$(21,390)

SCHEDULE OF PORTFOLIO INVESTMENTS	l

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2011 (Unaudited)

Abbreviations used are defined below:

BRL - Brazilian Real

BRL-CDI - Brazil Cetip Interbank Deposit Rate

CLP - Chilean Peso

CNY - Chinese Yuan

COP - Colombian Peso

EUR - Euro

INR - Indian Rupee

KRW - South Korean Won

MXN - Mexican Peso

MXN-TIIE-Banxico - Mexican Interbank Equilibrium Interest Rate

MYR - Malaysian Ringgit

PLN - Polish Zloty

RUB - Russian Ruble

THB - Thai Baht

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS	l

RBC BlueBay Emerging Market Corporate Bond Fund

December 31, 2011 (Unaudited)

Principal Amount		Value

Corporate Bonds — 91.33%
Brazil — 9.26%
$300,000	Centrais Eletricas Brasileiras SA, 5.75%, 10/27/21	$311,700
150,000	Cosan Overseas Ltd., 8.25%, 11/29/49	150,000
300,000	NET Servicos de Comunicacao SA, 7.50%, 1/27/20	343,500
300,000	OGX Petroleo e Gas Participacoes SA, 8.50%, 6/1/18	294,000
300,000	Telemar Norte Leste SA, 5.50%, 10/23/20	295,500

		1,394,700

British Virgin Islands — 2.92%
100,000	GTL Trade Finance, Inc., 7.25%, 10/20/17	107,500
335,090	QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 7/30/18	332,577

		440,077

Cayman Islands — 12.27%
225,000	CCL Finance Ltd., 9.50%, 8/15/14	250,594
100,000	Cosan Finance Ltd., 7.00%, 2/1/17	108,250
150,000	Country Garden Holdings Co. Ltd., 11.25%, 4/22/17	129,000
200,000	ENN Energy Holdings Ltd., 6.00%, 5/13/21	180,602
300,000	Hutchison Whampoa International 10 Ltd., 6.00%, 12/29/49(a)	298,500
200,000	IPIC GMTN Ltd., 5.50%, 3/1/22	200,000
270,000	Petrobras International Finance Co. - Pifco, 4.88%, 3/7/18	358,490
300,000	TGI International Ltd., 9.50%, 10/3/17	321,750

		1,847,186

Chile — 6.15%
225,000	AES Gener SA, 5.25%, 8/15/21	226,125
375,000	Cencosud SA, 5.50%, 1/20/21	382,401
300,000	E.CL SA, 5.63%, 1/15/21	316,991

		925,517

Columbia — 4.67%
200,000	Banco de Bogota SA, 5.00%, 1/15/17	201,380
500,000	Empresa de Energia de Bogota SA, 6.13%, 11/10/21	502,500

		703,880

India — 1.47%
225,000	NTPC Ltd., 5.63%, 7/14/21	220,648

Indonesia — 5.80%
300,000	Adaro Indonesia PT, 7.63%, 10/22/19	325,890
300,000	Perusahaan Listrik Negara PT, 5.50%, 11/22/21	305,250
225,000	Star Energy Geothermal Wayang Windu Ltd., 11.50%, 2/12/15	241,875

		873,015

SCHEDULE OF PORTFOLIO INVESTMENTS	l

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

Ireland — 1.46%
$ 225,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.13%, 4/30/18	$220,219

Kazakhstan — 0.10%
300,000	BTA Bank JSC, 36.81%, 7/1/20(b)(c)	14,850

Luxembourg — 8.06%
300,000	ALROSA Finance SA, 7.75%, 11/3/20	298,500
200,000	Gazprom OAO Via Gaz Capital SA, 9.25%, 4/23/19	237,780
102,250	Gazprom OAO Via Gazprom International SA, 7.20%, 2/1/20	108,001
200,000	Russian Agricultural Bank OJSC Via RSHB Capital SA, 6.00%, 6/3/21(a)	175,000
150,000	TNK-BP Finance SA, 7.25%, 2/2/20	154,500
225,000	TNK-BP Finance SA, 7.88%, 3/13/18	240,469

		1,214,250

Mexico — 7.57%
300,000	America Movil SAB de CV, 4.13%, 10/25/19	400,287
150,000	Corp. GEO SAB de CV, 9.25%, 6/30/20	146,625
4,050,000	Petroleos Mexicanos, 7.65%, 11/24/21	287,322
300,000	Sigma Alimentos SA de CV, 5.63%, 4/14/18	306,000

		1,140,234

Netherlands — 6.17%
400,000	Indosat Palapa Co. BV, 7.38%, 7/29/20	441,000
300,000	Myriad International Holding BV, 6.38%, 7/28/17	319,500
200,000	VimpelCom Holdings BV, 7.50%, 3/1/22	168,500

		929,000

Peru — 1.15%
169,000	Banco de Credito del Peru/Panama, 6.88%, 9/16/26(a)	172,803

Philippines — 2.05%
300,000	Energy Development Corp., 6.50%, 1/20/21	308,822

Qatar — 6.36%
300,000	Nakilat, Inc., 6.07%, 12/31/33	319,500
264,360	Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20	283,526
300,000	Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.75%, 9/30/19	355,200

		958,226

Russia — 1.51%
225,000	Novatek Finance Ltd., 6.60%, 2/3/21	227,250

SCHEDULE OF PORTFOLIO INVESTMENTS	l

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

Singapore — 3.05%
$225,000	STATS ChipPAC Ltd., 5.38%, 3/31/16	$223,875
225,000	STATS ChipPAC Ltd., 7.50%, 8/12/15	235,125

		459,000

South Korea — 3.30%
200,000	Korea Development Bank (The), 3.88%, 5/4/17	197,497
300,000	Korea Hydro & Nuclear Power Co. Ltd., 3.13%, 9/16/15	299,121

		496,618

United Arab Emirates — 4.43%
200,000	Abu Dhabi National Energy Co., 4.13%, 3/13/17	201,250
200,000	Abu Dhabi National Energy Co., 5.88%, 12/13/21	208,000
225,000	Abu Dhabi National Energy Co., 7.25%, 8/1/18	257,625

		666,875

United States — 1.63%
225,000	Southern Copper Corp., 7.50%, 7/27/35	245,768

Venezuela — 1.95%
375,000	Petroleos de Venezuela SA, 4.90%, 10/28/14	293,437

Total Corporate Bonds		13,752,375

(Cost $13,739,980)
Total Investments		$13,752,375
(Cost $13,739,980)(d) — 91.33%

Other assets in excess of liabilities — 8.67%		1,305,808

NET ASSETS — 100.00%		$15,058,183

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2011.
(b)	Fair valued security under procedures established by the Fund’s Board of Trustees.
(c)	Zero coupon bond. The rate represents the yield at time of purchase.
(d)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS	l

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

December 31, 2011 (Unaudited)

Foreign currency exchange contracts as of December 31, 2011:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	400,522	EUR	298,000	Citigroup Global Markets	01/11/12	$14,805
USD	355,370	EUR	267,000	Merrill Lynch & Co., Inc.	01/11/12	9,777

Total						$24,582

Abbreviations used are defined below:

EUR - Euro

USD - United States Dollar

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS	l

RBC BlueBay Global High Yield Bond Fund

December 31, 2011 (Unaudited)

Principal Amount		Value

Bank Loan — 1.04%
United States — 1.04%
$210,000	NPC Acquisition Holding LLC, 6.75%, 11/7/18	$210,000

Total Bank Loan		210,000

(Cost $205,800)
Corporate Bonds — 61.67%
Australia — 1.26%
250,000	FMG Resources August 2006 Pty. Ltd., 8.25%, 11/1/19	254,375
Barbados — 2.35%
450,000	Columbus International, Inc., 11.50%, 11/20/14	473,625
Belgium — 2.54%
450,000	Ontex IV SA, 7.50%, 4/15/18	512,522
Bermuda — 2.49%
500,000	Digicel Ltd., 8.25%, 9/1/17	502,500
Denmark — 5.63%
120,000	ISS A/S, 8.88%, 5/15/16	149,097
400,000	Kabel BW Musketeer GmbH, 9.50%, 3/15/21	517,699
350,000	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.13%, 12/1/17	467,708

		1,134,504

Jersey Channel Island — 0.52%
110,000	Aston Martin Capital Ltd., 9.25%, 7/15/18	105,914
Luxembourg — 5.00%
250,000	Intelsat Jackson Holdings SA, 7.50%, 4/1/21	252,813
250,000	Intelsat Jackson Holdings SA, 11.25%, 6/15/16	262,656
450,000	Wind Acquisition Finance SA, 7.38%, 2/15/18	492,137

		1,007,606

United Kingdom — 7.01%
550,000	CEVA Group Plc, 8.38%, 12/1/17	515,625
250,000	MU Finance Plc, 8.75%, 2/1/17	403,777
350,000	Priory Group No. 3 Plc, 7.00%, 2/15/18	494,627

		1,414,029

United States — 34.87%
100,000	BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19	103,000
450,000	Biomet, Inc., 10.00%, 10/15/17	486,000
250,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.38%, 6/1/20	263,750
500,000	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.63%, 11/15/17	530,000
500,000	Cinemark USA, Inc., 7.38%, 6/15/21	511,250
270,000	Eagle Parent, Inc., 8.63%, 5/1/19	257,850
500,000	HCA, Inc., 6.50%, 2/15/20	518,750
500,000	Iron Mountain, Inc., 7.75%, 10/1/19	528,125

SCHEDULE OF PORTFOLIO INVESTMENTS	l

RBC BlueBay Global High Yield Bond Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

$600,000	MetroPCS Wireless, Inc., 6.63%, 11/15/20	$559,500
550,000	National Mentor Holdings, Inc., 12.50%, 2/15/18	506,687
125,000	NII Capital Corp., 7.63%, 4/1/21	124,063
430,000	Pregis Corp., 6.57%, 4/15/13(a)	539,830
500,000	Tenet Healthcare Corp., 8.00%, 8/1/20	500,625
550,000	Valeant Pharmaceuticals International, 7.25%, 7/15/22	533,500
530,000	Windstream Corp., 7.50%, 6/1/22	528,675
496,000	WMG Acquisition Corp., 9.50%, 6/15/16	538,160

		7,029,765

Total Corporate Bonds		12,434,840

(Cost $12,387,092)

Total Investments		$12,644,840
(Cost $12,592,892)(b) — 62.71%

Other assets in excess of liabilities — 37.29%		7,517,656

NET ASSETS — 100.00%		$20,162,496

(a)	Floating rate note. Rate shown is as of report date.
(b)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of December 31, 2011:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	1,562,000	GBP	1,000,000	Citigroup Global Markets	01/11/12	$ 9,181
USD	3,350,490	EUR	2,500,000	Citigroup Global Markets	01/11/12	114,606

Total						$123,787

Abbreviations used are defined below:

EUR - Euro

GBP - British Pound

USD - United States Dollar

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS	l

RBC BlueBay Global Convertible Bond Fund

December 31, 2011 (Unaudited)

Principal Amount		Value

Corporate Bonds — 94.22%
Australia — 7.84%
$ 300,000	Commonwealth Property Office Fund, 5.25%, 12/11/16	$300,555
400,000	Paladin Energy Ltd., 5.00%, 3/11/13	367,000
500,000	Western Areas NL, 6.40%, 7/2/15	512,137

		1,179,692

Bermuda — 6.83%
300,000	Aquarius Platinum Ltd., 4.00%, 12/18/15	258,750
2,000,000	GOME Electrical Appliances Holding Ltd., 3.00%, 9/25/14	319,113
400,000	Seadrill Ltd., 3.38%, 10/27/17	449,800

		1,027,663

British Virgin Islands — 3.08%
400,000	Billion Express Investments Ltd., 0.75%, 10/18/15	463,400
Cayman Islands — 2.14%
400,000	BES Finance Ltd., 1.63%, 4/15/13	321,600
Isle of Man — 1.47%
200,000	AngloGold Ashanti Holdings Finance Plc, 3.50%, 5/22/14	222,000
Japan — 2.67%
30,000,000	KDDI Corp., 1.00%, 12/14/15(a)	401,065
Jersey Channel Island — 4.82%
300,000	International Power Finance Jersey II Ltd., 3.25%, 7/20/13	428,655
250,000	Shire Plc, 2.75%, 5/9/14	296,500

		725,155

Malaysia — 2.65%
400,000	YTL Corp. Finance Labuan Ltd., 1.88%, 3/18/15	398,400
Netherlands — 1.76%
250,000	Portugal Telecom International Finance BV, 4.13%, 8/28/14	265,321
Philippines — 2.79%
400,000	San Miguel Corp., 2.00%, 5/5/14	419,192
Singapore — 8.66%
250,000	CapitaLand Ltd., 2.88%, 9/3/16	177,036
500,000	CapitaMall Trust, 2.13%, 4/19/14	371,323
500,000	Temasek Financial III Pte Ltd., 0.12%, 10/24/14(a)	397,826
300,000	Wilmar International Ltd., 0.89%, 12/18/12(a)	357,000

		1,303,185

South Korea — 3.28%
500,000	LG Uplus Corp., 0.00%, 9/29/12(b)	493,750
Spain — 2.04%
187,000	International Consolidated Airlines Group SA, 5.80%, 8/13/14	306,817
Taiwan — 4.94%
600,000	AU Optronics Corp., 10.19%, 10/13/15(a)	471,000

SCHEDULE OF PORTFOLIO INVESTMENTS	l

RBC BlueBay Global Convertible Bond Fund (cont.)

December 31, 2011 (Unaudited)

Principal Amount		Value

$ 300,000	Tatung Co. Ltd., 4.19%, 3/25/14(a)	$ 272,250

		743,250

Thailand — 2.88%
15,000,000	BTS Group Holdings PCL, 1.00%, 1/25/16	432,694
United Arab Emirates — 3.00%
400,000	Aabar Investments PJSC, 4.00%, 5/27/16	451,951
United States — 33.37%
300,000	Boston Properties LP, 3.63%, 2/15/14	323,625
500,000	Chesapeake Energy Corp., 2.50%, 5/15/37	445,625
300,000	Equinix, Inc., 2.50%, 4/15/12	309,750
400,000	Gilead Sciences, Inc., 1.00%, 5/1/14	438,000
400,000	Intel Corp., 3.25%, 8/1/39	501,000
400,000	Liberty Interactive LLC, 3.13%, 3/30/23	447,500
350,000	MGM Resorts International, 4.25%, 4/15/15	332,063
250,000	Microchip Technology, Inc., 2.13%, 12/15/37	337,500
350,000	NetApp, Inc., 1.75%, 6/1/13	441,875
250,000	SanDisk Corp., 1.50%, 8/15/17	294,375
300,000	United States Steel Corp., 4.00%, 5/15/14	331,875
400,000	VeriSign, Inc., 3.25%, 8/15/37	478,000
300,000	Xilinx, Inc., 3.13%, 3/15/37	340,500

		5,021,688

Total Corporate Bonds		14,176,823

(Cost $14,223,604)
Shares
Preferred Stock — 3.87%
France — 3.87%
$95,211	Alcatel-Lucent	$295,744
6,000	Publicis Groupe SA	286,391

Total Preferred Stock		582,135

(Cost $586,390)

Total Investments		14,758,958
(Cost $14,809,994)(c) — 98.09%

Other assets in excess of liabilities — 1.91%		287,391

NET ASSETS — 100.00%		$15,046,349

(a)	Zero coupon bond. The rate represents the yield at time of purchase.
(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

SCHEDULE OF PORTFOLIO INVESTMENTS	l

RBC BlueBay Global Convertible Bond Fund (cont.)

December 31, 2011 (Unaudited)

(c)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of December 31, 2011:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	847,613	AUD	831,000	Merrill Lynch & Co., Inc.	01/11/12	$(1,064)
USD	306,842	GBP	195,000	Merrill Lynch & Co., Inc.	01/11/12	4,043
USD	1,770,904	EUR	1,312,000	Citibank, N.A.	01/11/12	72,712
USD	397,653	JPY	30,900,000	Citigroup Global Markets	01/11/12	(3,877)
USD	953,872	SGD	1,223,000	Credit Suisse International	01/11/12	11,000
USD	443,302	THB	13,800,000	Merrill Lynch & Co., Inc.	03/06/12	8,406

Total						$91,220

Abbreviations used are defined below:

AUD - Australian Dollar

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

SGD - Singapore Dollar

THB - Thai Baht

USD - United States Dollar

  See notes to schedules of portfolio investments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	l

December 31, 2011 (Unaudited)

1.Organization

RBC Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003. Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the following fourteen investment portfolios (“Funds”):

- RBC SMID Cap Growth Fund (“SMID Cap Growth Fund”)

- RBC Enterprise Fund (“Enterprise Fund”)

- RBC Small Cap Core Fund (“Small Cap Core Fund”)

- RBC Microcap Value Fund (“Microcap Value Fund”)

- RBC Mid Cap Value Fund (“Mid Cap Value Fund”)

- Prime Money Market Fund

- U.S. Government Money Market Fund

- Tax-Free Money Market Fund

- Access Capital Community Investment Fund

- RBC U.S. Long Corporate Fund

- RBC BlueBay Emerging Market Select Bond Fund

- RBC BlueBay Emerging Market Corporate Bond Fund

- RBC BlueBay Global High Yield Bond Fund

- RBC BlueBay Global Convertible Bond Fund

RBC Global Asset Management (U.S.) Inc.(“RBC GAM (US)” or the “Advisor”), acts as the investment advisor for the Trust. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates and BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”) the Co-Administrator.

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“GAAP”). Fund management follows these policies when preparing the Schedules of Portfolio Investments (“Schedules”). Management may also be required to make estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

Security Valuation:

Equity securities are generally valued on the basis of prices furnished by pricing services approved by the Trust’s Board of Trustees (the “Board”). Equity securities traded on one or more U.S. exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the close of regular trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Standard Time). If there was no sale on the primary exchange on the day the net asset value is calculated, the most recent bid quotation generally will be used. In cases where neither closing prices nor bid prices are available, or where those prices do not accurately reflect the value of the security, a security will be valued in accordance with the Funds’ approved pricing and valuation procedures to determine a security’s fair value. These procedures are also used to determine the fair value of a security if a significant valuation event occurs that materially affects the value of the security. Investments in open-end investment companies are valued at net asset value.

Bonds and other fixed income securities, including TBA commitments, are generally valued on the basis of prices furnished by pricing services approved by the Trust’s Board. The pricing services utilize both

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. These valuation techniques take into account mutiple factors, including fundamental security analytical data, information from broker-dealers, market spreads and interest rates. Short-term debt obligations, with less than 60 days to maturity at time of purchase, are valued at amortized cost unless Fund Management determines that amortized cost no longer approximates market value.

In such cases where a security price is unavailable, or where Fund Management determines that the value provided by the pricing services or amortized cost does not approximate fair value, the Board has approved pricing and valuation procedures to determine a security’s fair value. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; and trading in similar securities. Exchange traded options, futures, and options on futures are valued at their most recent sale price on the exchange on which they are primarily traded.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using foreign exchange rate quotations received from a pricing vendor as of 4:00 p.m. Eastern time. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

Securities held by the Money Market Funds are valued at amortized cost, which approximates fair value, in order to maintain a constant net asset value of $1.00 per share. If amortized cost no longer approximates fair value due to credit or other impairments of an issuer, the Fund will use pricing and valuation procedures approved by the Trust’s Board to determine a security’s fair value.

Money market funds must invest exclusively in high quality securities. To be considered high quality, a security generally must be rated in one of the two highest short-term credit quality categories by at least two nationally recognized rating organization such as Standard & Poors Corporation or Moody’s Investors Service or Fitch Investors Service. If unrated, a security must be determined by the Advisor to be of comparable quality.

As of December 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SMID Cap Growth Fund	$47,442,722	$19,248,344	$(3,160,619)	$16,087,725
Enterprise Fund	80,082,652	28,528,657	(11,640,925)	16,887,732
Small Cap Core Fund	44,686,069	15,421,301	(4,204,081)	11,217,220
Microcap Value Fund	140,246,211	25,207,518	(47,071,409)	(21,863,891)
Mid Cap Value Fund	2,044,158	81,847	(156,843)	(74,996)
Access Capital Community Investment Fund	664,181,136	42,057,486	(1,802,878)	40,254,608
RBC U.S. Long Corporate Fund	3,783,338	276,728	(74,216)	202,512
RBC BlueBay Emerging Market Select Bond Fund	11,418,106	102,278	(123,648)	(21,370)
RBC BlueBay Emerging Market Corporate Bond Fund	13,739,980	95,582	(83,187)	12,395
RBC BlueBay Global High Yield Bond Fund	12,592,892	190,803	(138,855)	51,948
RBC BlueBay Global Convertible Bond Fund	14,809,994	116,459	(167,495)	(51,036)

Investment Transactions:

Investment transactions are recorded on one business day after trade date, except on the last business day of each fiscal quarter end, or for the Money Market Funds, when they are recorded on trade date.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Financial Instruments

When Issued Transactions

The Funds may engage in when-issued transactions. The Funds record when-issued securities one business day after trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin earning interest on the settlement date. When-issued securities are identified in the Schedules of Portfolio Investments.

Repurchase Agreements

The Funds may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to secure additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the repurchase agreement in the event of a default.

Reverse Repurchase Agreements

To obtain short-term financing, the Access Capital Community Investment Fund may enter into reverse repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks, who are deemed creditworthy under guidelines approved by the Board. Interest on the value of the reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value, including accrued interest, not less than the repurchase price. Based on requirements with certain exchanges and third party brokers-dealers, the Fund may also be required to deliver or deposit securities or cash as collateral. If the counterparty to the transaction is rendered insolvent, the ultimate realization of the securities to be repurchased by the Fund may be delayed or limited. Details of open reverse repurchase agreements for the Access Capital Community Investment Fund at December 31, 2011 were as follows:

	Rate	Trade Date	Maturity Date	Net Closing Amount	Par
Goldman Sachs	0.35%	11/15/11	1/03/12	$(39,704,906)	$(39,686,000)
Deutsche Securities	0.34%	11/15/11	1/17/12	(40,493,079)	(40,469,000)
Goldman Sachs	0.40%	12/02/11	1/25/12	(31,041,614)	(31,023,000)
Goldman Sachs	0.37%	12/15/11	2/02/12	(35,513,998)	(35,496,122)

Details of underlying collateral pledged for open reverse repurchase agreements in addition to segregated cash collateral at December 31, 2011 were as follows:

	Description	Rate	Maturity Date	Par	Market Value
Goldman Sachs 11/15/11 to 1/3/12
	Fannie Mae Pool #AH5657	4.00%	2/01/41	$1,236,852	$1,298,985
	Fannie Mae Pool #AH5662	4.00%	2/01/41	1,097,922	1,153,075
	Fannie Mae Pool #AE2012	4.00%	9/01/40	3,427,568	3,599,750
	Fannie Mae Pool #AE5862	4.00%	10/01/40	2,239,023	2,359,896

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	l

	Description	Rate	Maturity Date	Par	Market Value
	Fannie Mae Pool #AE5863	4.00%	10/01/40	$2,503,751	$ 2,638,915
	Fannie Mae Pool #AE7703	4.00%	10/01/40	1,185,058	1,244,588
	Fannie Mae Pool #AA0645	4.50%	3/01/39	1,167,439	1,249,707
	Fannie Mae Pool #AD1585	4.50%	2/01/40	3,485,188	3,718,805
	Fannie Mae Pool #AD1988	4.50%	2/01/40	4,604,269	4,912,898
	Fannie Mae Pool #AD7271	4.50%	7/01/40	2,749,141	2,936,856
	Fannie Mae Pool #AD9613	4.50%	8/01/40	2,432,933	2,586,892
	Fannie Mae Pool #AE5806	4.50%	9/01/40	1,060,527	1,136,586
	Fannie Mae Pool #720025	5.00%	8/01/33	874,619	944,692
	Fannie Mae Pool #AC6790	5.00%	12/01/39	1,150,402	1,253,353
	Fannie Mae Pool #AD1560	5.00%	3/01/40	1,743,129	1,890,409
	Fannie Mae Pool #AD2896	5.00%	3/01/40	941,073	1,025,291
	Fannie Mae Pool #885724	5.50%	6/01/36	2,466,859	2,686,467
	Fannie Mae Pool #941204	5.50%	6/01/37	1,062,260	1,157,324
	Fannie Mae Pool #AA0527	5.50%	12/01/38	1,821,034	1,993,677
	Fannie Mae Pool #952659	6.00%	8/01/37	1,006,047	1,106,809

					$40,894,975

Goldman Sachs
11/15/11 to
1/17/12
	Fannie Mae Pool #AH0300	4.00%	11/01/40	$1,110,666	$ 1,166,460
	Fannie Mae Pool #AH2980	4.00%	1/01/41	2,398,287	2,518,764
	Fannie Mae Pool #AH5658	4.00%	2/01/41	2,579,414	2,708,989
	Fannie Mae Pool #AH6768	4.00%	3/01/41	3,684,178	3,869,250
	Fannie Mae Pool #AH7537	4.00%	3/01/41	3,122,455	3,291,019
	Fannie Mae Pool #AA3206	4.00%	4/01/39	1,161,835	1,220,199
	Fannie Mae Pool #AE7707	4.00%	11/01/40	2,130,689	2,237,723
	Fannie Mae Pool #AA0644	4.50%	3/01/39	1,162,126	1,235,667
	Fannie Mae Pool #AA3207	4.50%	3/01/39	1,142,956	1,215,284
	Fannie Mae Pool #AA7659	4.50%	6/01/39	1,411,132	1,512,337
	Fannie Mae Pool #AD1471	4.50%	2/01/40	2,849,617	3,040,631
	Fannie Mae Pool #AD4456	4.50%	4/01/40	3,033,127	3,240,233
	Fannie Mae Pool #AD4457	4.50%	4/01/40	1,110,854	1,185,315
	Fannie Mae Pool #AD4458	4.50%	4/01/40	2,473,158	2,629,663
	Fannie Mae Pool #AD4940	4.50%	6/01/40	1,160,896	1,244,154
	Fannie Mae Pool #AD4946	4.50%	6/01/40	1,095,779	1,165,121
	Fannie Mae Pool #AD7272	4.50%	7/01/40	1,354,108	1,451,223
	Fannie Mae Pool #934942	5.00%	9/01/39	1,112,908	1,201,375
	Fannie Mae Pool #AC7199	5.00%	12/01/39	4,634,866	5,026,476
	Fannie Mae Pool #AD8960	5.00%	6/01/40	1,427,968	1,552,191

					$42,712,074

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	l

	Description	Rate	Maturity Date	Par	Market Value
Deutsche
Securities
12/2/11 to
1/25/12
	Fannie Mae Pool #AH0301	3.50%	11/01/40	$1,364,460	$ 1,404,701
	Fannie Mae Pool #AH1077	4.00%	1/01/41	1,326,584	1,405,246
	Fannie Mae Pool #AE7699	4.00%	11/01/40	1,362,321	1,430,756
	Fannie Mae Pool #AD1942	4.50%	1/01/40	3,094,468	3,301,894
	Fannie Mae Pool #806754	4.50%	9/01/34	2,589,170	2,755,848
	Fannie Mae Pool #AD9614	4.50%	8/01/40	2,082,212	2,213,977
	Fannie Mae Pool #AC2109	4.50%	7/01/39	2,173,285	2,310,813
	Fannie Mae Pool #AD7242	4.50%	7/01/40	1,288,507	1,376,488
	Fannie Mae Pool #663159	5.00%	7/01/32	4,158,148	4,491,937
	Fannie Mae Pool #777621	5.00%	2/01/34	2,630,274	2,840,593
	Fannie Mae Pool #AC1463	5.00%	8/01/39	1,914,866	2,067,083
	Fannie Mae Pool #AD1586	5.00%	1/01/40	1,469,999	1,592,365
	Fannie Mae Pool #806761	5.50%	9/01/34	3,186,686	3,470,874
	Fannie Mae Pool #844361	5.50%	11/01/35	1,909,783	2,079,798

					$32,742,373

Goldman Sachs
12/15/11 to
2/2/12
	Fannie Mae Pool #AE5432	4.00%	10/01/40	$2,164,594	$ 2,273,331
	Fannie Mae Pool #AE2023	4.00%	9/01/40	1,611,323	1,692,267
	Fannie Mae Pool #AE5861	4.00%	10/01/40	1,678,443	1,762,759
	Fannie Mae Pool #AE6851	4.00%	10/01/40	1,674,039	1,758,133
	Fannie Mae Pool #AE6850	4.00%	10/01/40	1,261,869	1,325,258
	Fannie Mae Pool #AD7256	4.50%	7/01/40	1,235,350	1,323,948
	Fannie Mae Pool #AA3142	4.50%	3/01/39	1,902,362	2,037,013
	Fannie Mae Pool #MC0154	4.50%	8/01/39	1,880,710	2,006,776
	Fannie Mae Pool #MC0171	4.50%	9/01/39	1,133,468	1,209,446
	Fannie Mae Pool #AD7239	4.50%	7/01/40	1,531,400	1,641,230
	Fannie Mae Pool #AD1470	5.00%	2/01/40	2,587,199	2,802,563
	Fannie Mae Pool #727312	5.00%	9/01/33	2,188,620	2,363,624
	Fannie Mae Pool #934941	5.00%	8/01/39	1,840,598	1,996,114
	Fannie Mae Pool #829005	5.00%	8/01/35	1,689,000	1,823,790
	Fannie Mae Pool #AC6307	5.00%	12/01/39	1,638,963	1,777,442
	Fannie Mae Pool #AC6304	5.00%	11/01/39	1,564,411	1,696,591
	Fannie Mae Pool #AC5329	5.00%	10/01/39	1,318,512	1,429,916
	Fannie Mae Pool #257892	5.50%	2/01/38	1,568,601	1,711,430
	Fannie Mae Pool #829649	5.50%	3/01/35	1,399,525	1,524,334
	Fannie Mae Pool #702478	5.50%	6/01/33	1,241,595	1,352,514
	Fannie Mae Pool #952632	6.00%	7/01/37	1,667,367	1,832,801

					$37,341,280

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	l

Derivatives

The Access Capital Community Investment Fund, the RBC U.S. Long Corporate Fund and each of the four RBC BlueBay Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow the Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Losses may arise if the price of the contract decreases due to an unfavorable change in the price of the underlying instrument or if the counterparty does not perform under the contract. To the extent amounts due to the Fund from their counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund’s maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Fund. For over-the-counter purchased options, the Fund bears the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Written options by the Fund do not give rise to counterparty credit risk, as written options obligate the Fund to perform and not the counterparty. Counterparty risk related to exchange traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

Fair Values of Derivative Instruments as of December 31, 2011 are as follows*:

Fair Values of Derivative Financial Instruments as of December 31, 2011

Statement of Assets and Liabilities Location
Asset Derivatives

	RBC BlueBay Emerging Market Select Bond Fund	RBC BlueBay Emerging Market Corporate Bond Fund	RBC BlueBay Global High Yield Bond Fund	RBC BlueBay Convertible Bond Fund
Foreign Currency
exchange contracts Net unrealized appreciation	$31,050	$24,582	$123,787	$96,161

Total	$31,050	$24,582	$123,787	$96,161

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	l

Liability Derivatives
	RBC BlueBay Emerging Market Select Bond Fund	RBC BlueBay Emerging Market Corporate Bond Fund	RBC BlueBay Global High Yield Bond Fund	RBC BlueBay Convertible Bond Fund
Interest Rate Contracts Unrealized depreciation on swaps	$(21,390)	$—	$—	$ —
Foreign Currency
exchange contracts Net unrealized depreciation	(66,889)			(4,941)

Total	$(88,279)	$—	$—	$(4,941)

* For open derivative instruments as of December 31, 2011, see the preceding tables on the Schedule of Portfolio Investments for foreign currency exchange contracts and interest rate contracts and the following section for financial futures contracts.

Financial Futures Contracts

The Access Capital Community Investment Fund entered into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	l

The Access Capital Community Investment Fund had the following open futures contracts at December 31, 2011:

	Number of Contracts	Expiration Date	Unrealized Appreciation (Depreciation)	Notional Value	Counterparty
Short Position:
90 Day Euro Dollar	25	March, 2012	(12,188)	6,197,500	Barclays Capital
	25	March, 2013	(48,438)	6,154,688	Barclays Capital
	25	March, 2014	(110,000)	6,081,875	Barclays Capital
	25	June, 2012	(19,063)	6,186,875	Barclays Capital
	25	June, 2013	(59,687)	6,142,500	Barclays Capital
	25	June, 2014	(116,875)	6,066,562	Barclays Capital
	25	September, 2012	(27,500)	6,176,563	Barclays Capital
	25	September, 2013	(70,312)	6,130,313	Barclays Capital
	25	September, 2014	(122,187)	6,051,563	Barclays Capital
	25	December, 2012	(38,125)	6,164,688	Barclays Capital
	25	December, 2013	(100,937)	6,096,250	Barclays Capital
Ten Year U.S. Treasury Notes	250	March, 2012	(292,953)	32,488,297	Barclays Capital
Thirty Year U.S. Treasury Bonds	325	March, 2012	(388,477)	46,675,586	Barclays Capital

Details of underlying collateral pledged for open futures contracts at December 31, 2011 were as follows:

Description	Yield	Maturity Date	Par	Market Value
Federal Home Loan Bank Discount Note	0.09%	04/09/12	$2,000,000	$1,999,892

Options

Funds may write (or sell) put and call options on the securities that the Fund is authorized to buy or already holds in its portfolio. A Fund may also purchase put and call options. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the agreed-upon exercise (or “strike”) price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the strike price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. The Funds do not have any outstanding options as of December 31, 2011.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Forward Foreign Currency Exchange Contracts

The RBC BlueBay Funds entered into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

Swap Agreements

The RBC BlueBay Funds entered into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements. Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Interim payments or receipts are recorded as interest expense and interest income in the Statements of Operations. Payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Interest Rate Swaps” and Total Return Swaps are footnoted on the Portfolio of Investments.

TBA Commitments

The Access Capital Community Investment Fund may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation”.

Credit Enhancement

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit;

liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC and MBIA).

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Fair Value Measurements

Various inputs are used in determining the fair value of investments which are as follows:

—  Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

—  Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Generally, the types of securities included in Level 2 for the Funds are U.S. Treasury bills and certain money market instruments, including those valued at amortized cost under Rule 2a-7. Amortized cost approximates the current fair value of a security, but is not obtained from a quoted price in an active market.

—  Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2011 is as follows:

Funds	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Investments in Securities
SMID Cap Growth Fund	$63,530,447(a)	$—	$—	$63,530,447
Enterprise Fund	96,368,522(a)	—	601,862	96,970,384
Small Cap Core Fund	55,903,289(a)	—	—	55,903,289
Microcap Value Fund	118,382,320(a)	—	—	118,382,320
Mid Cap Value Fund	1,969,162(a)	—	—	1,969,162
Prime Money Market Fund	—	12,618,513,978(b)	—	12,618,513,978
U.S. Government Money Market Fund	—	6,421,291,109(b)	—	6,421,291,109
Tax Free Money Market Fund	15,000,000(c)	1,278,803,995(d)	—	1,293,803,995
Access Capital Community Investment Fund	15,409,523(c)	689,026,221(b)	—	704,435,744
RBC U.S. Long Corporate Fund	39,960(c)	3,945,890(b)	—	3,985,850
RBC BlueBay Emerging Market Select Bond Fund	—	11,396,736(b)	—	11,396,736
RBC BlueBay Emerging Market Corporate Bond Fund	—	13,737,525(b)	14,850	13,752,375
RBC BlueBay Global High Yield Bond Fund	—	12,644,840(b)	—	12,644,840
RBC BlueBay Global Convertible Bond Fund	582,135(b)	14,176,823(b)	—	14,758,958
Other Financial Instruments*
RBC BlueBay Emerging Market Select Bond Fund	—	31,050	—	31,050
RBC BlueBay Emerging Market Corporate Bond Fund	—	24,582	—	24,582
RBC BlueBay Global High Yield Bond Fund	—	123,787	—	123,787
RBC BlueBay Global Convertible Bond Fund	—	96,161	—	96,161

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Funds	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Liabilities:
Other Financial Instruments*
Access Capital Community Investment Fund	$(1,406,742)	$ —	$—	$(1,406,742)
RBC BlueBay Emerging Market Select Bond Fund	—	(88,279)	—	(88,279)
RBC BlueBay Global Convertible Bond Fund	—	(4,941)	—	(4,941)

(a)	The breakdown of the Fund’s investments into major categories is disclosed in the Schedules of Portfolio Investments.
(b)	The breakdown of the Fund’s investments by security type or country is disclosed in the Schedules of Portfolio Investments.
(c)	Level 1 investments consist of Investment Companies.
(d)	The breakdown of the Fund’s investments by state classification is disclosed in the Schedules of Portfolio Investments.

*Other financial instruments are instruments not reflected in the Schedule of Portfolio Investments, such as futures contracts, swaps and foreign currency exchange contracts which are valued at the unrealized appreciation/(depreciation) on the investment.

During the three month period ended December 31, 2011, the Funds recognized no significant transfers to/from level 1 or level 2.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. GAAP and International Financial Reporting Standards (“IFRSs”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Enterprise Fund (Common Stocks- Industrials)	BlueBay Emerging Market Corporate Bond Fund (Corporate Bonds- Kazakhstan)
Balance as of 09/30/11 (value)	$601,862	$ —
Purchases	—	14,850
Balance as of 12/31/11 (value)	$601,862	$14,850

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

3. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of September 30, 2011 the following Funds had net capital loss carryforwards to offset future net capital gains.

	Capital Loss Carryforward	Expires
SMID Cap Growth Fund	$43,316	2018

Enterprise Fund	11,423,141	2018

Microcap Value Fund	20,379,007	2018

Prime Money Market Fund

	4,346,878	2017

Tax Free Money Market Fund	12,260	2019

Access Capital Community Investment Fund
	3,756,334	2012
	659,184	2013
	27,743	2014
	2,484,167	2015
	8,197,543	2016
	11,587,282	2018
	4,011,206	2019

The Regulated Investment Company Modernization Act of 2010 (The ”Act“) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year beginning after September 30, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Funds will be contained within this section of the Funds’ fiscal year ending September 30, 2012 financial statements.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post October capital losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2012

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Deferred Post-October Losses
Prime Money Market Fund	$2,011
Tax Free Money Market Fund	6,097
Access Capital Community Investment Fund	11,203,794

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RBC Funds Trust

By (Signature and Title)*	/s/ Erik R. Preus
Erik R. Preus, President and Chief Executive Officer (principal executive officer)

Date    2/22/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Erik R. Preus
Erik R. Preus, President and Chief Executive Officer (principal executive officer)

Date    2/22/12

By (Signature and Title)*	/s/ Kathleen A. Hegna
Kathleen A. Hegna, Chief Financial Officer (principal financial officer)

Date    2/22/12

* Print the name and title of each signing officer under his or her signature.